UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Fund

Annual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2019

Eaton Vance

Emerging Markets Debt Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Special Meeting of Shareholders	24

Management and Organization	25

Important Notices	28

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. dollar-denominated (USD) emerging market sovereign debt, as measured by the JPMorgan Emerging Market Bond Index (EMBI) Global Diversified (the Index),2 returned 0.01% during the 12-month period ended January 31, 2019. While USD emerging market sovereign debt rallied strongly in the last two months of the period, these gains were offset by losses from earlier in the fiscal year.

The U.S. Federal Reserve Board (the Fed) gradually raised interest rates throughout the period and reduced the size of its balance sheet. Overseas, the European Central Bank (ECB) tapered its monthly bond purchases and ended them entirely on December 31, 2018. However, the ECB held interest rates at record lows amid softening economic growth and heightened political uncertainty in the region. The Bank of Japan remained highly accommodative in an effort to revive inflation but allowed 10–year government bond yields to edge higher.

During much of 2018, the backdrop for emerging markets deteriorated as global liquidity tightened, the eurozone economy lost momentum and China’s already-slowing economy began to feel the effects of U.S. trade tariffs. In addition, the U.S. dollar strengthened against most foreign currencies. Developments in a handful of larger emerging countries exacerbated these broad headwinds, including U.S. sanctions against Russia, a currency crisis in Argentina and escalating political tensions between the U.S. and Turkey.

Investor sentiment on emerging markets improved near the end of the period due, in large part, to signs that the Fed might slow the pace of U.S. monetary tightening. Investors also welcomed reports that suggested the U.S. and China were making progress toward reaching a trade agreement.

Fund Performance

Since its inception on May 1, 2018, through January 31, 2019, Eaton Vance Emerging Markets Debt Fund (the Fund) returned 1.34% for Class I shares at net asset value (NAV). By comparison, the Index returned 3.57% during the period.

With respect to risk factors, the Fund’s allocation to interest rates had the largest negative impact on relative performance. In particular, the Fund’s lower average U.S. duration7 compared to the Index was unfavorable, as yields on longer-term U.S. Treasury securities declined during the period. The    Fund’s allocations to sovereign credit and corporate credit also detracted.

In terms of regions, the Fund’s underperformance relative to the Index was driven by positioning in Latin America. Within Latin America, the main detractor was an out-of-Index investment in the USD sovereign debt of Barbados. The newly elected prime minister of Barbados shocked markets with an announcement on June 1, 2018, that the country would be suspending interest payments to external commercial creditors. Bond prices dropped on the news while investors questioned both the legality and motivation behind the decision. An overweight position in Brazil and a small allocation to Mexican corporate credit were modest drags on Fund performance versus the Index.

Holdings in both the Middle East and Africa (MEA) region and Eastern Europe favorably impacted relative results. In MEA, an out-of-Index position in Tanzania was especially helpful amid robust economic growth in the country. Overweight positions in Saudi Arabia and Kenya, as well as a lack of exposure to Lebanon, added a meaningful amount of value. The Fund sold positions in Saudia Arabia during the period. In Eastern Europe, the top relative contributor was an overweight position in Turkey, a large oil importer. This position performed well late in the period when political tensions with the U.S. eased and the price of oil fell sharply. Out-of-Index investments in Albania and Macedonia were other key sources of relative strength.

On an overall basis, positions in Asia did not have a material effect on relative returns. That said, one of the best-performing investments in the Fund was an overweight exposure to Sri Lanka. Despite political turmoil in the country, Sri Lanka maintained its track record of debt payments by repaying a sizeable USD sovereign bond in January 2019.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Performance2,3

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	05/01/2018	05/01/2018	—	—	1.34%
JPMorgan Emerging Market Bond Index (EMBI) Global Diversified	—	—	0.01%	5.84%	3.57%

% Total Annual Operating Expense Ratios[4]				Class I
Gross					1.00%
Net					0.85

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Fund Profile

Asset Allocation (% of net assets)[5]

Country Allocation (% of net assets)6

Bahrain	10.4%	Mexico	2.6%

Argentina	6.4	Bahamas	2.6

Turkey	5.9	Nigeria	2.6

Tanzania	5.0	El Salvador	2.6

Sri Lanka	4.9	Fiji	2.5

Ukraine	4.4	Mongolia	2.5

Albania	4.0	Macedonia	2.5

Brazil	3.9	Ecuador	2.5

Indonesia	3.9	Kenya	2.5

Egypt	3.8	Barbados	2.4

Honduras	3.7	Tunisia	2.1

Dominican Republic	3.0	Vietnam	1.8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

JPMorgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Class I shares are offered at net asset value (NAV). Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Excludes cash and cash equivalents.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

4

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,026.30	$4.34	**	0.85%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.90	$4.33	**	0.85%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Portfolio of Investments

Foreign Government Bonds — 72.6%
Security		Principal Amount (000’s omitted)	Value

Albania — 4.0%

Republic of Albania, 3.50%, 10/9/25(1)	EUR	270	$312,531

Total Albania			$312,531

Argentina — 6.4%

Republic of Argentina, 6.25%, 11/9/47	EUR	320	$280,381

Republic of Argentina, 6.625%, 7/6/28	USD	270	223,495

Total Argentina			$503,876

Bahamas — 2.6%

Commonwealth of Bahamas, 5.75%, 1/16/24(1)	USD	200	$204,500

Total Bahamas			$204,500

Bahrain — 10.4%

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	200	$209,756

Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	200	212,224

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	400	400,246

Total Bahrain			$822,226

Barbados — 2.4%

Government of Barbados, 7.25%, 12/15/21(1)(2)	USD	350	$188,545

Total Barbados			$188,545

Brazil — 3.9%

Federative Republic of Brazil, 5.00%, 1/27/45	USD	200	$184,827

Federative Republic of Brazil, 8.875%, 4/15/24	USD	100	124,375

Total Brazil			$309,202

Dominican Republic — 3.0%

Dominican Republic, 8.625%, 4/20/27(1)	USD	200	$232,450

Total Dominican Republic			$232,450

Ecuador — 2.5%

Republic of Ecuador, 9.65%, 12/13/26(1)	USD	200	$196,290

Total Ecuador			$196,290

Egypt — 3.8%

Arab Republic of Egypt, 4.75%, 4/16/26(1)	EUR	100	$107,300

Arab Republic of Egypt, 8.50%, 1/31/47(1)	USD	200	193,080

Total Egypt			$300,380

Security		Principal Amount (000’s omitted)	Value

El Salvador — 2.6%

Republic of El Salvador, 7.65%, 6/15/35(1)	USD	200	$200,934

Total El Salvador			$200,934

Fiji — 2.5%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	200	$199,567

Total Fiji			$199,567

Honduras — 3.7%

Republic of Honduras, 6.25%, 1/19/27(1)	USD	285	$293,886

Total Honduras			$293,886

Kenya — 2.5%

Republic of Kenya, 7.25%, 2/28/28(1)	USD	200	$195,677

Total Kenya			$195,677

Macedonia — 2.5%

Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	170	$196,916

Total Macedonia			$196,916

Mongolia — 2.5%

Mongolia International Bond, 5.625%, 5/1/23(1)	USD	200	$196,984

Total Mongolia			$196,984

Sri Lanka — 4.9%

Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	400	$383,567

Total Sri Lanka			$383,567

Tunisia — 2.1%

Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	156	$166,280

Total Tunisia			$166,280

Turkey — 5.9%

Republic of Turkey, 6.125%, 10/24/28	USD	215	$206,582

Republic of Turkey, 6.625%, 2/17/45	USD	275	261,594

Total Turkey			$468,176

Ukraine — 4.4%

Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	351	$349,245

Total Ukraine			$349,245

Total Foreign Government Bonds (identified cost $5,887,684)			$5,721,232

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Portfolio of Investments — continued

Foreign Corporate Bonds — 8.3%
Security		Principal Amount (000’s omitted)	Value

Indonesia — 3.9%

Perusahaan Listrik Negara PT, 5.25%, 10/24/42(1)	USD	320	$307,200

Total Indonesia			$307,200

Mexico — 2.6%

Petroleos Mexicanos, 6.625%(1)(3)	USD	250	$208,750

Total Mexico			$208,750

Vietnam — 1.8%

Debt and Asset Trading Corp., 1.00%, 10/10/25(1)	USD	200	$138,500

Total Vietnam			$138,500

Total Foreign Corporate Bonds (identified cost $665,241)			$654,450

Sovereign Loans — 7.6%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 2.6%

Bank of Industry Limited, Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(5)		$200	$201,534

Total Nigeria			$201,534

Tanzania — 5.0%

Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(5)		$400	$395,734

Total Tanzania			$395,734

Total Sovereign Loans (identified cost $596,122)			$597,268

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(6)	24,800	$24,800

Total Short-Term Investments (identified cost $24,800)		$24,800

Total Investments — 88.8% (identified cost $7,173,847)		$6,997,750

Other Assets, Less Liabilities — 11.2%		$880,722

Net Assets — 100.0%		$7,878,472

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $5,094,428 or 64.7% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest payments.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	187,388	EUR	163,044	Citibank, N.A.	2/1/19	$768	$—

USD	112,294	EUR	97,161	Citibank, N.A.	4/15/19	407	—

USD	111,682	EUR	96,632	Citibank, N.A.	4/15/19	405	—

EUR	163,044	USD	188,587	Citibank, N.A.	4/16/19	—	(817)

USD	162,277	EUR	141,363	Citibank, N.A.	4/16/19	—	(524)

USD	182,657	EUR	159,116	Citibank, N.A.	4/16/19	—	(589)

USD	194,140	EUR	169,119	Citibank, N.A.	4/16/19	—	(626)

USD	505,127	EUR	440,024	Citibank, N.A.	4/16/19	—	(1,629)

						$1,580	$(4,185)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 5-Year Treasury Note	24	Long	3/29/19	$2,756,625	$31,820

U.S. 10-Year Treasury Note	14	Long	3/20/19	1,714,562	33,999

U.S. Long Treasury Bond	2	Short	3/20/19	(293,375)	(3,003)

U.S. Ultra-Long Treasury Bond	2	Long	3/20/19	322,250	7,497

					$70,313

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation

EUR	165	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	5/9/23	$(3,259)	$(35)	$(3,294)

EUR	30	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	5/15/23	(643)	—	(643)

EUR	370	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(7,097)	392	(6,705)

EUR	66	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(3,376)	(15)	(3,391)

EUR	22	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(2,637)	567	(2,070)

EUR	50	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(3,941)	(44)	(3,985)

EUR	35	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	11/28/48	(2,658)	—	(2,658)

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	$(6,241)	$(23)	$(6,264)

USD	173	Receives	3-month USD-LIBOR (pays quarterly)	3.10% (pays semi-annually)	10/31/23	(5,767)	(142)	(5,909)

USD	170	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	1/11/24	(725)	—	(725)

USD	213	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	5/17/28	(8,418)	34	(8,384)

USD	113	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(6,340)	—	(6,340)

USD	258	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(2,314)	—	(2,314)

USD	220	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	1/31/29	(1,588)	—	(1,588)

USD	185	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	1/29/39	(2,637)	—	(2,637)

USD	109	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/1/48	(8,308)	153	(8,155)

USD	9	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	(839)	(68)	(907)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	2.95% (pays semi-annually)	12/20/48	(3,027)	—	(3,027)

USD	120	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/25/49	(2,027)	—	(2,027)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/29/49	(1,687)	—	(1,687)

USD	95	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(1,468)	(50)	(1,518)

						$(74,997)	$769	$(74,228)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$200	1.00% (pays quarterly)(1)	12/20/23	1.64%	$(5,510)	$15,997	$10,487

Mexico	200	1.00% (pays quarterly)(1)	12/20/23	1.35	(2,881)	1,584	(1,297)

Russia	200	1.00% (pays quarterly)(1)	12/20/23	1.30	(2,474)	5,032	2,558

Total	$600				$(10,865)	$22,613	$11,748

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Portfolio of Investments — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation

Turkey	Citibank, N.A.	$210	1.00% (pays quarterly)(1)	6/20/23	2.89%	$(15,242)	$12,992	$(2,250)

Total		$210				$(15,242)	$12,992	$(2,250)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $810,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Statement of Assets and Liabilities

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $7,149,047)	$6,972,950

Affiliated investment, at value (identified cost, $24,800)	24,800

Cash	57,901

Deposits for derivatives collateral —

Financial futures contracts	21,440

Centrally cleared swap contracts	286,733

Foreign currency, at value (identified cost, $42,725)	42,840

Interest receivable	120,027

Dividends receivable from affiliated investment	275

Receivable for investments sold	586,089

Receivable for Fund shares sold	7,500

Receivable for variation margin on open financial futures contracts	70,313

Receivable for open forward foreign currency exchange contracts	1,580

Receivable from affiliate	20,114

Total assets	$8,212,562

Liabilities

Payable for investments purchased	$208,025

Payable for variation margin on open centrally cleared swap contracts	17,415

Payable for open forward foreign currency exchange contracts	4,185

Payable for open swap contracts	2,250

Upfront receipts on open non-centrally cleared swap contracts	12,992

Payable to affiliate:

Investment adviser and administration fee	4,282

Accrued expenses	84,941

Total liabilities	$334,090

Net Assets	$7,878,472

Sources of Net Assets

Paid-in capital	$8,004,122

Accumulated loss	(125,650)

Total	$7,878,472

Class I Shares

Net Assets	$7,878,472

Shares Outstanding	800,770

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.84

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Statement of Operations

Investment Income	Period Ended January 31, 2019(1)

Interest	$271,467

Dividends from affiliated investment	7,570

Total investment income	$279,037

Expenses

Investment adviser and administration fee	$38,007

Trustees’ fees and expenses	882

Custodian fee	47,466

Transfer and dividend disbursing agent fees	135

Legal and accounting services	53,393

Printing and postage	5,616

Registration fees	27,391

Miscellaneous	8,161

Total expenses	$181,051

Deduct —

Allocation of expenses to affiliate	$131,208

Total expense reductions	$131,208

Net expenses	$49,843

Net investment income	$229,194

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(33,851)

Investment transactions — affiliated investment	700

Financial futures contracts	16,232

Swap contracts	5,380

Foreign currency transactions	1,422

Forward foreign currency exchange contracts	61,262

Net realized gain	$51,145

Change in unrealized appreciation (depreciation) —

Investments	$(176,097)

Financial futures contracts	70,313

Swap contracts	(64,730)

Foreign currency	(568)

Forward foreign currency exchange contracts	(2,605)

Net change in unrealized appreciation (depreciation)	$(173,687)

Net realized and unrealized loss	$(122,542)

Net increase in net assets from operations	$106,652

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2019(1)

From operations —

Net investment income	$229,194

Net realized gain	51,145

Net change in unrealized appreciation (depreciation)	(173,687)

Net increase in net assets from operations	$106,652

Distributions to shareholders	$(235,680)

Total distributions to shareholders	$(235,680)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$8,007,500

Net increase in net assets from Fund share transactions	$8,007,500

Net increase in net assets	$7,878,472

Net Assets

At beginning of period	$—

At end of period	$7,878,472

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Financial Highlights

	Class I
	Period Ended January 31, 2019(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.286

Net realized and unrealized loss	(0.151)

Total income from operations	$0.135

Less Distributions

From net investment income	$(0.219)

From net realized gain	(0.076)

Total distributions	$(0.295)

Net asset value — End of period	$9.840

Total Return(3)(4)	1.34	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,878

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.85	%(6)

Net investment income	3.92	%(6)

Portfolio Turnover	82	%(5)

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.24% of average daily net assets for the period ended January 31, 2019). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on May 1, 2018. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Notes to Financial Statements — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Daily fluctuations in the value of the futures contract are recorded as variation margin receivable or payable and unrealized gains or losses by the Fund. In addition to initial margin, the Fund may be required to make additional payments to the broker as collateral for open futures contracts. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/

16

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Notes to Financial Statements — continued

moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended January 31, 2019 was as follows:

Period Ended January 31, 2019

Ordinary income	$235,680

During the period ended January 31, 2019, accumulated loss was decreased by $3,378 and paid-in capital was decreased by $3,378 due to differences between book and tax accounting for non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$41,144

Undistributed long-term capital gains	$51,949

Net unrealized depreciation	$(218,743)

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,149,438

Gross unrealized appreciation	$76,396

Gross unrealized depreciation	(294,572)

Net unrealized depreciation	$(218,176)

17

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended January 31, 2019, the investment adviser and administration fee amounted to $38,007 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM was allocated $131,208 of the Fund’s operating expenses for the period ended January 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended January 31, 2019, EVM earned $10 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,042,579 and $5,838,427, respectively, for the period ended January 31, 2019.

5  Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) in one or more series (such as the Fund). Transactions in Fund shares were as follows:

Period Ended January 31, 2019(1)

Sales	800,770

Net increase	800,770

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

At January 31, 2019, EVM owned 99.8% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Portfolio of Investments. At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

18

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Notes to Financial Statements — continued

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $19,427. At January 31, 2019, there were no assets pledged by the Fund for such liability.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Not applicable	$—	$—	$73,316	*	$73,316

Receivable for open forward foreign currency exchange contracts	—	1,580	—		1,580

Total Asset Derivatives	$—	$1,580	$73,316		$74,896

Derivatives not subject to master netting or similar agreements	$—	$—	$73,316		$73,316

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,580	$—		$1,580

Not applicable	$(10,865)*	$—	$(78,000	)*	$(88,865)

Payable for open forward foreign currency exchange contracts	—	(4,185)	—		(4,185)

Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(15,242)	—	—		(15,242)

Total Liability Derivatives	$(26,107)	$(4,185)	$(78,000)		$(108,292)

Derivatives not subject to master netting or similar agreements	$(10,865)	$—	$(78,000)		$(88,865)

Total Liability Derivatives subject to master netting or similar agreements	$(15,242)	$(4,185)	$—		$(19,427)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

19

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Notes to Financial Statements — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$1,580	$(1,580)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(19,427)	$1,580	$—	$—	$(17,847)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended January 31, 2019 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$—	$16,232

Swap contracts	2,456	—	2,924

Forward foreign currency exchange contracts	—	61,262	—

Total	$2,456	$61,262	$19,156

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$70,313

Swap contracts	9,498	—	(74,228)

Forward foreign currency exchange contracts	—	(2,605)	—

Total	$9,498	$(2,605)	$(3,915)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended January 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$2,672,000	$32,000	$1,168,000	$2,147,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

20

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Notes to Financial Statements — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2019.

8  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$5,721,232	$—	$5,721,232

Foreign Corporate Bonds	—	654,450	—	654,450

Sovereign Loans	—	597,268	—	597,268

Short-Term Investments	—	24,800	—	24,800

Total Investments	$—	$6,997,750	$—	$6,997,750

Forward Foreign Currency Exchange Contracts	$—	$1,580	$—	$1,580

Futures Contracts	73,316	—	—	73,316

Total	$73,316	$6,999,330	$—	$7,072,646

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,185)	$—	$(4,185)

Futures Contracts	(3,003)	—	—	(3,003)

Swap Contracts	—	(101,104)	—	(101,104)

Total	$(3,003)	$(105,289)	$—	$(108,292)

21

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Emerging Markets Debt Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Debt Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2019, and the related statements of operations, changes in net assets, and the financial highlights for the period from the start of business, May 1, 2018, to January 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2019, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, May 1, 2018, to January 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2019, $51,949 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. As of the record date, EVM owned 100% of the outstanding shares of the Fund. The Trustees were elected by the shareholders of the remaining series of the Trust.

Nominee for Trustee

Mark R. Fetting

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

24

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

25

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

26

Eaton Vance

Emerging Markets Debt Fund

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29948    1.31.19

Parametric

Emerging Markets Fund

Annual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2019

Parametric

Emerging Markets Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	40

Federal Tax Information	41

Special Meeting of Shareholders	42

Management and Organization	43

Important Notices	46

Parametric

Emerging Markets Fund

January 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2019, emerging market equities experienced a sharp correction, with the MSCI Emerging Markets Index (the Index)2 declining 14.24%.

Trade-war fears grew in severity during the period, adversely impacting many trade-centric economies. Fears of a currency crisis riled markets during the middle of 2018, although the effects were mostly limited to Turkey and Argentina. Generally, the U.S. dollar strengthened during the period, resulting in a strong headwind for emerging market equity returns when stated in U.S. dollar terms.

At the country level, Qatar, Russia and Brazil were the only Index constituents to post positive results. On the other end of the spectrum, Turkey declined over 30% as the country suffered a loss of investor confidence amid political turmoil and a plunge in the Turkish lira. Chinese stocks fell on increasing signs of weakness in the country’s economy, which also created headwinds for major China trade partner, South Korea.

Frontier markets (as measured by the MSCI Frontier Markets Index) delivered lower returns than emerging markets (as measured by the Index) during the period. This decline was broad-based, with only three frontier market countries — Kuwait, Bahrain and Tunisia — delivering positive returns.

Fund Performance

For the 12-month period ended January 31, 2019, Parametric Emerging Markets Fund (the Fund) returned –13.43% for Investor Class shares at net asset value (NAV), outperforming its benchmark, the Index, which returned –14.24%.

The largest contributor to performance relative to the Index was an underweight exposure to China, as escalations in the U.S.–China trade war and growing signs of an economic slowdown weighed on the country’s equity markets. Also benefiting relative results was the inclusion of non-Index country Kuwait. Kuwaiti equities rose in response to a rally in the price of crude oil during the period, along with MSCI’s announcement that Kuwait will be included in its 2019 annual market review for potential inclusion in the emerging markets index. The sector diversification6 process within Taiwan also aided relative performance, particularly due to an underweight position in technology, which fell amid a slowdown in semiconductor demand during the period.

The largest detractor from performance relative to the Index was the sector diversification process in Brazil. This was partially due to an overweight position in the information technology sector, which struggled due to payment processor Cielo SA losing exclusive rights to Mastercard, Inc. and Visa, Inc. transactions in Brazil. An overweight position in Turkey further hurt relative performance. Investors fled the country due to spiraling inflation, a plunging currency and a government that has acted slowly to resolve long-standing structural issues that triggered these problems. The sector diversification process within India further weighed on relative results due, in part, to an overweight position in communication services. Weakness in the country’s mobile phone industry, which posted losses on back-breaking competition among wireless providers, weighed on the broader sector during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Emerging Markets Fund

January 31, 2019

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	–13.43%	2.16%	8.78%
Class C at NAV	06/30/2006	06/30/2006	–14.10	1.39	7.99
Class C with 1% Maximum Sales Charge	—	—	–14.95	1.39	7.99
Institutional Class at NAV	06/30/2006	06/30/2006	–13.20	2.42	9.07
Class R6 at NAV	07/01/2014	06/30/2006	–13.18	2.47	9.10
MSCI Emerging Markets Index	—	—	–14.24%	4.76%	9.66%

% Total Annual Operating Expense Ratios[4]		Investor Class	Class C	Institutional Class	Class R6
		1.37%	2.12%	1.12%	1.07%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2009	$21,573	N.A.
Institutional Class	$50,000	01/31/2009	$119,199	N.A.
Class R6	$1,000,000	01/31/2009	$2,390,686	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Emerging Markets Fund

January 31, 2019

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Sberbank of Russia PJSC	0.8%

America Movil SAB de CV, Series L	0.7

Credicorp, Ltd.	0.7

Lukoil PJSC ADR	0.7

Naspers, Ltd., Class N	0.7

Gazprom PJSC ADR	0.6

Petroleo Brasileiro SA, PFC Shares	0.5

Samsung Electronics Co., Ltd.	0.5

Tencent Holdings, Ltd.	0.5

Grupo Financiero Banorte SAB de CV, Class O	0.5

Total	6.2%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric

Emerging Markets Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 1, 2019, the portfolio managers of the Fund will be Thomas Seto, Paul Bouchey and Jennifer Sireklove, each of Parametric Portfolio Associates LLC.

5

Parametric

Emerging Markets Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$973.80	$7.41	1.49%
Class C	$1,000.00	$969.80	$11.07	2.23%
Institutional Class	$1,000.00	$974.70	$6.12	1.23%
Class R6	$1,000.00	$975.40	$6.12	1.23%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.70	$7.58	1.49%
Class C	$1,000.00	$1,014.00	$11.32	2.23%
Institutional Class	$1,000.00	$1,019.00	$6.26	1.23%
Class R6	$1,000.00	$1,019.00	$6.26	1.23%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

6

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments

Common Stocks — 99.8%
Security	Shares	Value

Argentina — 0.8%

Adecoagro SA(1)	132,806	$1,011,982

Arcos Dorados Holdings, Inc., Class A	50,414	462,296

Banco Macro SA, Class B ADR	6,487	375,403

BBVA Banco Frances SA ADR	25,288	342,652

Cresud SA ADR(1)	44,263	596,665

Grupo Financiero Galicia SA, Class B ADR	30,387	1,109,429

IRSA Inversiones y Representaciones SA ADR(1)	35,110	542,099

MercadoLibre, Inc.(1)	9,722	3,538,808

Pampa Energia SA ADR(1)	50,499	1,800,289

Transportadora de Gas del Sur SA ADR	20,764	349,458

YPF SA ADR	110,424	1,805,433

		$11,934,514

Bahrain — 0.7%

Ahli United Bank BSC	7,546,245	$5,778,869

Al Salam Bank-Bahrain BSC	7,773,078	1,927,712

GFH Financial Group BSC	8,992,415	2,409,056

Ithmaar Holding BSC(1)	14,771,027	1,365,430

		$11,481,067

Bangladesh — 0.8%

ACI, Ltd.	62,264	$225,576

Aftab Automobiles, Ltd.	349,827	191,244

Bangladesh Export Import Co., Ltd.	1,512,367	456,975

Bangladesh Submarine Cable Co., Ltd.	192,647	325,587

Beximco Pharmaceuticals, Ltd.	116,421	119,514

BSRM Steels, Ltd.	938,510	705,932

City Bank, Ltd. (The)	414,335	162,582

Grameenphone, Ltd.	239,524	1,134,131

Heidelberger Cement Bangladesh, Ltd.	146,500	611,645

Islami Bank Bangladesh, Ltd.	1,269,074	411,349

Jamuna Oil Co., Ltd.	135,692	321,570

Khulna Power Co., Ltd.	320,573	244,515

LankaBangla Finance, Ltd.	829,367	265,805

Meghna Petroleum, Ltd.	128,418	336,184

National Bank, Ltd.(1)	3,385,339	439,549

Olympic Industries, Ltd.	458,511	1,299,878

Orion Pharma, Ltd.	258,206	115,897

Padma Oil Co., Ltd.	98,234	282,288

Pubali Bank, Ltd.	1,011,767	331,684

Renata, Ltd.	14,460	196,165

Singer Bangladesh, Ltd.	142,500	398,330

Social Islami Bank, Ltd.(1)	1,070,644	219,100

Southeast Bank, Ltd.(1)	1,875,226	381,520

Security	Shares	Value

Bangladesh (continued)

Square Pharmaceuticals, Ltd.	280,321	$875,903

Summit Power, Ltd.	912,732	456,735

Titas Gas Transmission & Distribution Co., Ltd.	623,246	301,098

Unique Hotel & Resorts, Ltd.	450,062	285,272

United Airways Bangladesh, Ltd.(1)	6,170,401	220,524

United Commercial Bank, Ltd.	1,220,971	276,266

		$11,592,818

Botswana — 0.6%

Barclays Bank of Botswana, Ltd.	1,539,465	$779,622

Botswana Insurance Holdings, Ltd.	859,111	1,460,065

First National Bank of Botswana, Ltd.	7,940,100	1,899,000

Letshego Holdings, Ltd.	17,758,614	2,814,401

Sechaba Breweries Holdings, Ltd.	1,220,550	2,372,749

Standard Chartered Bank Botswana, Ltd.(1)	531,120	196,175

		$9,522,012

Brazil — 6.2%

AES Tiete Energia SA	98,400	$314,312

AMBEV SA	874,450	4,198,185

B2W Cia Digital(1)	55,270	757,705

B3 SA - Brasil Bolsa Balcao	164,000	1,415,080

Banco Bradesco SA, PFC Shares	226,422	2,809,788

Banco do Brasil SA	84,998	1,208,597

BB Seguridade Participacoes SA	51,500	438,580

BR Malls Participacoes SA	146,211	583,289

Bradespar SA, PFC Shares	50,800	391,809

Braskem SA, PFC Shares	26,060	373,409

BRF SA(1)	208,040	1,342,746

CCR SA	472,000	1,925,685

Centrais Eletricas Brasileiras SA, PFC Shares(1)	136,300	1,521,005

Cia Brasileira de Distribuicao, PFC Shares	54,469	1,452,825

Cia de Saneamento Basico do Estado de Sao Paulo	114,160	1,357,512

Cia de Saneamento de Minas Gerais-COPASA	34,800	568,773

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	16,690	359,728

Cia Energetica de Minas Gerais, PFC Shares	345,255	1,311,083

Cia Energetica de Sao Paulo, Class B, PFC Shares	78,800	492,392

Cia Hering	68,200	583,417

Cia Paranaense de Energia, PFC Shares	59,600	577,011

Cia Siderurgica Nacional SA(1)	81,200	227,089

Cielo SA	1,724,706	5,646,246

Construtora Tenda SA	55,284	560,692

Cosan SA	56,800	691,312

Cyrela Brazil Realty SA Empreendimentos e Participacoes	177,400	827,367

7	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

Duratex SA	37,558	$126,045

EDP-Energias do Brasil SA	102,800	473,243

Embraer SA	60,800	322,404

Embraer SA ADR	55,148	1,173,549

Engie Brasil Energia SA	69,650	799,203

Equatorial Energia SA	52,000	1,256,800

Estacio Participacoes SA	124,600	1,062,475

Even Construtora e Incorporadora SA(1)	160,300	295,794

Ez Tec Empreendimentos e Participacoes SA	61,898	469,937

Fleury SA	304,200	1,858,296

Gafisa SA(1)	55,284	213,727

Gerdau SA, PFC Shares	142,400	611,033

Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	30,400	206,045

Hypera SA	177,000	1,545,693

Iochpe Maxion SA	61,000	373,807

Itau Unibanco Holding SA, PFC Shares	291,520	3,099,678

Itausa-Investimentos Itau SA, PFC Shares	328,875	1,217,321

JBS SA	343,825	1,422,549

Klabin SA, PFC Shares	787,900	680,491

Kroton Educacional SA	512,836	1,607,182

Light SA	80,000	437,377

Localiza Rent a Car SA	212,652	1,941,575

LOG Commercial Properties e Participacoes SA(1)	9,877	52,133

Lojas Americanas SA, PFC Shares	187,800	1,084,927

Lojas Renner SA	167,070	2,084,252

Marcopolo SA, PFC Shares	403,000	450,823

Marfrig Global Foods SA(1)	287,155	478,697

Metalurgica Gerdau SA, PFC Shares	111,800	228,370

MRV Engenharia e Participacoes SA	136,900	563,035

Multiplus SA	60,200	429,151

Natura Cosmeticos SA	73,200	951,929

Odontoprev SA	688,600	3,086,919

Petroleo Brasileiro SA, PFC Shares	1,148,900	8,057,924

Qualicorp Consultoria e Corretora de Seguros SA	485,600	2,110,320

Randon SA Implementos e Participacoes, PFC Shares	196,700	539,318

Rumo SA(1)	185,919	1,001,675

Smiles Fidelidade SA	22,500	275,759

Suzano Papel e Celulose SA	77,820	981,498

Telefonica Brasil SA, PFC Shares	415,500	5,546,911

TIM Participacoes SA	968,150	3,291,583

Totvs SA	306,690	2,796,806

Transmissora Alianca de Energia Electrica SA	91,000	641,731

Ultrapar Participacoes SA	88,584	1,389,286

Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	87,850	236,293

Vale SA	381,347	4,757,427

Security	Shares	Value

Brazil (continued)

Valid Solucoes SA	100,870	$577,751

Weg SA	309,752	1,600,057

		$96,344,436

Bulgaria — 0.1%

CB First Investment Bank AD(1)	235,000	$511,362

Chimimport AD	329,922	373,013

MonBat AD	60,235	272,463

Petrol AD(1)	25,625	11,922

Sopharma AD	354,600	730,382

		$1,899,142

Chile — 3.0%

AES Gener SA	1,325,140	$402,129

Aguas Andinas SA, Series A	1,073,898	634,710

Banco de Chile	14,370,869	2,279,880

Banco de Credito e Inversiones SA	24,308	1,732,510

Banco Santander Chile	24,707,062	1,992,991

Cap SA	56,612	611,164

Cencosud SA	1,099,117	2,220,692

Cia Cervecerias Unidas SA	131,295	1,784,835

Cia Sud Americana de Vapores SA(1)	14,510,741	431,472

Colbun SA	2,922,868	664,086

Embotelladora Andina SA, Class B, PFC Shares	154,121	596,461

Empresa Nacional de Telecomunicaciones SA	191,089	1,840,958

Empresas CMPC SA	710,444	2,567,478

Empresas COPEC SA	396,674	5,443,834

Enel Americas SA	10,652,906	2,176,715

Enel Chile SA	9,679,267	1,019,880

Engie Energia Chile SA	229,055	461,044

Forus SA	87,698	264,110

Inversiones Aguas Metropolitanas SA	218,715	340,179

Inversiones La Construccion SA	27,038	502,994

Itau CorpBanca	91,142,033	915,868

Latam Airlines Group SA	412,844	4,934,864

Parque Arauco SA	541,699	1,486,823

Ripley Corp. SA	721,671	643,760

S.A.C.I. Falabella	580,600	4,661,267

Sociedad Matriz SAAM SA	6,242,812	599,912

Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	58,504	2,493,423

Sonda SA	736,417	1,274,749

Vina Concha y Toro SA	433,836	899,029

		$45,877,817

8	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

China — 11.6%

3SBio, Inc.(2)	954,500	$1,598,972

AECC Aviation Power Co., Ltd.	40,221	132,459

Agile Group Holdings, Ltd.	254,000	337,545

Agricultural Bank of China, Ltd., Class H	1,832,000	867,364

Aier Eye Hospital Group Co., Ltd., Class A	30,246	123,215

Air China, Ltd., Class H	938,000	939,070

Aisino Corp.	38,800	141,715

Alibaba Group Holding, Ltd. ADR(1)	15,200	2,561,048

Aluminum Corp. of China, Ltd., Class H(1)	3,986,000	1,471,807

Angang Steel Co., Ltd., Class H	968,000	728,174

Anhui Conch Cement Co., Ltd., Class H	653,500	3,563,754

ANTA Sports Products, Ltd.	213,000	1,101,840

AVIC Aircraft Co., Ltd., Class A	125,600	261,329

Baidu, Inc. ADR(1)	11,300	1,950,719

Bank of Beijing Co., Ltd.	182,760	163,401

Bank of China, Ltd., Class H	2,420,000	1,125,159

Bank of Communications, Ltd., Class H	1,053,900	895,875

Bank of Nanjing Co., Ltd.	169,400	177,191

Bank of Ningbo Co., Ltd., Class A	67,000	175,228

Beijing Capital International Airport Co., Ltd., Class H	436,000	408,970

Beijing Enterprises Holdings, Ltd.	171,500	974,932

Beijing Enterprises Water Group, Ltd.	2,088,000	1,209,045

Beijing Orient Landscape & Environment Co., Ltd., Class A	79,000	71,260

Beijing Originwater Technology Co., Ltd., Class A	127,500	135,871

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	98,410	108,447

Beijing Tongrentang Co., Ltd.	22,000	86,744

Beijing Water Business Doctor Co., Ltd., Class A	101,700	100,776

Beijing Xinwei Technology Group Co., Ltd.(1)(3)	93,610	0

Beiqi Foton Motor Co., Ltd.	407,100	104,134

BOE Technology Group Co., Ltd., Class A	514,900	198,018

Brilliance China Automotive Holdings, Ltd.	1,086,000	1,028,257

BYD Co., Ltd., Class H	207,700	1,229,285

Cangzhou Mingzhu Plastic Co., Ltd., Class A	135,226	81,321

CGN Power Co., Ltd., Class H(2)	4,108,000	1,075,010

Changchun High & New Technology Industry Group, Inc., Class A	7,000	195,064

Changjiang Securities Co., Ltd., Class A	213,800	170,351

Chengdu Xingrong Environment Co., Ltd., Class A	243,600	154,773

China Agri-Industries Holdings, Ltd.	2,074,000	738,413

China Biologic Products Holdings, Inc.(1)	20,100	1,631,919

China Bluechemical, Ltd., Class H	1,270,000	414,054

China Cinda Asset Management Co., Ltd., Class H	1,495,000	386,854

China CITIC Bank Corp., Ltd., Class H	343,000	223,463

China Coal Energy Co., Ltd., Class H	1,058,000	446,921

China Communications Construction Co., Ltd., Class H	1,087,000	1,090,729

Security	Shares	Value

China (continued)

China Communications Services Corp., Ltd., Class H	658,000	$617,743

China Construction Bank Corp., Class H	2,573,630	2,318,329

China Dongxiang Group Co., Ltd.	4,257,000	647,090

China Everbright Bank Co., Ltd.	174,500	106,884

China Everbright International, Ltd.	373,925	377,599

China Everbright, Ltd.	186,000	350,996

China Evergrande Group	354,000	1,116,571

China Fortune Land Development Co., Ltd.	52,329	213,979

China Gas Holdings, Ltd.	619,800	1,978,408

China Gezhouba Group Co., Ltd.	152,700	141,042

China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,800,000	0

China International Marine Containers Co., Ltd.	482,672	517,236

China International Travel Service Corp., Ltd.	16,300	133,384

China Life Insurance Co., Ltd., Class H	335,000	831,877

China Longyuan Power Group Corp., Ltd., Class H	1,260,000	943,240

China Mengniu Dairy Co., Ltd.	816,000	2,527,447

China Merchants Bank Co., Ltd., Class H	441,524	1,946,570

China Merchants Port Holdings Co., Ltd.	318,035	630,644

China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	216,102

China Minsheng Banking Corp., Ltd., Class H	1,109,788	850,192

China Mobile, Ltd.	224,000	2,355,883

China Molybdenum Co., Ltd., Class H	2,058,000	838,424

China National Building Material Co., Ltd., Class H	1,138,000	908,122

China National Nuclear Power Co., Ltd.	210,800	169,858

China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	150,072

China Oilfield Services, Ltd., Class H	698,000	691,680

China Overseas Land & Investment, Ltd.	554,160	2,090,364

China Pacific Insurance (Group) Co., Ltd., Class H	196,400	691,608

China Petroleum & Chemical Corp., Class H	4,722,300	3,948,760

China Railway Construction Corp., Ltd., Class H	876,000	1,216,491

China Railway Group, Ltd., Class H	1,385,000	1,297,046

China Resources Beer Holdings Co., Ltd.	408,000	1,434,018

China Resources Gas Group, Ltd.	328,000	1,290,715

China Resources Land, Ltd.	392,000	1,529,492

China Resources Medical Holdings Co., Ltd.	355,000	248,477

China Resources Power Holdings Co., Ltd.	675,600	1,354,126

China Shenhua Energy Co., Ltd., Class H	837,000	2,130,224

China Shineway Pharmaceutical Group, Ltd.	381,000	446,933

China Shipbuilding Industry Co., Ltd.	185,800	119,578

China Southern Airlines Co., Ltd., Class H	564,000	404,162

China State Construction Engineering Corp., Ltd.	156,440	143,351

China Taiping Insurance Holdings Co., Ltd.	110,200	304,210

China Telecom Corp., Ltd., Class H	1,120,000	608,071

China Travel International Investment Hong Kong, Ltd.	1,998,000	578,615

China Unicom (Hong Kong), Ltd.	356,372	408,216

China United Network Communications, Ltd., Class A	711,800	566,423

9	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

China Vanke Co., Ltd., Class H	742,520	$3,010,987

China Yangtze Power Co., Ltd.	162,200	398,562

Chongqing Changan Automobile Co., Ltd., Class A	98,800	111,195

CIFI Holdings Group Co., Ltd.	772,000	510,802

CITIC Guoan Information Industry Co., Ltd., Class A	138,800	68,623

CITIC, Ltd.	813,000	1,231,585

CNOOC, Ltd.	2,111,000	3,528,367

COFCO Tunhe Sugar Co., Ltd.	118,100	122,221

COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	490,569

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	912,000	518,650

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,482,975	601,512

COSCO SHIPPING Ports, Ltd.	516,000	538,589

Country Garden Holdings Co., Ltd.	1,086,631	1,544,638

Country Garden Services Holdings Co., Ltd.(1)	155,589	241,023

CSPC Pharmaceutical Group, Ltd.	1,192,000	2,056,429

Ctrip.com International, Ltd. ADR(1)	43,354	1,443,688

Daqin Railway Co., Ltd.	104,300	133,360

Datang International Power Generation Co., Ltd., Class H	3,294,000	859,676

Dong-E-E-Jiao Co., Ltd., Class A	16,200	99,407

Dongfeng Motor Group Co., Ltd., Class H	1,128,000	1,182,526

Dr Peng Telecom & Media Group Co., Ltd.	104,900	119,698

East Money Information Co., Ltd., Class A	113,760	219,956

Financial Street Holdings Co., Ltd., Class A	144,798	152,631

Focus Media Information Technology Co., Ltd., Class A	196,344	160,685

Fullshare Holdings, Ltd.	1,662,500	377,692

GD Power Development Co., Ltd.	269,900	96,771

Gemdale Corp.	80,700	132,698

GoerTek, Inc., Class A	63,700	63,577

Golden Eagle Retail Group, Ltd.	739,000	782,502

Great Wall Motor Co., Ltd., Class H	1,771,500	1,206,013

Gree Electric Appliances, Inc. of Zhuhai, Class A(1)	46,500	290,678

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	244,428

Guangdong Investment, Ltd.	784,000	1,497,188

Guangzhou Automobile Group Co., Ltd., Class H	579,218	629,080

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,237,634

Guangzhou R&F Properties Co., Ltd., Class H	302,000	602,470

Guosen Securities Co., Ltd., Class A	117,628	147,126

Guoyuan Securities Co., Ltd., Class A	113,850	127,552

Haier Electronics Group Co., Ltd.	161,000	462,525

Han’s Laser Technology Industry Group Co., Ltd., Class A	42,100	200,192

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	70,700	319,049

Security	Shares	Value

China (continued)

Harbin Pharmaceutical Group Co., Ltd.	150,900	$81,661

Henan Shuanghui Investment & Development Co., Ltd., Class A	34,200	127,834

Hengan International Group Co., Ltd.	271,500	2,123,930

Hengtong Optic-electric Co., Ltd.	38,780	100,984

Hesteel Co., Ltd., Class A	506,400	232,576

Huadian Power International Corp., Ltd., Class H	1,100,000	512,145

Huadong Medicine Co., Ltd., Class A	47,211	187,849

Huaneng Power International, Inc., Class H	3,390,000	2,130,762

Huaneng Renewables Corp., Ltd., Class H	1,716,000	494,843

Huaxia Bank Co., Ltd.	146,972	166,525

Huayu Automotive Systems Co., Ltd.	82,008	248,388

Hubei Energy Group Co., Ltd., Class A	277,714	153,884

Humanwell Healthcare Group Co., Ltd.	69,600	97,264

Hundsun Technologies, Inc.	28,100	263,417

Iflytek Co., Ltd., Class A	34,550	141,628

Industrial & Commercial Bank of China, Ltd., Class H	2,353,000	1,827,960

Industrial Bank Co., Ltd.	97,902	240,768

Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	155,553

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	92,700	336,502

JD.com, Inc. ADR(1)	33,900	842,415

Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	101,793

Jiangsu Expressway Co., Ltd., Class H	428,000	619,640

Jiangsu Hengrui Medicine Co., Ltd.	36,432	322,982

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	206,987

Jiangxi Copper Co., Ltd., Class H	925,000	1,175,984

Jiangxi Ganfeng Lithium Co., Ltd., Class A	51,150	149,202

Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	60,400	133,215

Jinke Properties Group Co., Ltd., Class A	265,299	226,907

Jinyu Bio-Technology Co., Ltd.	43,862	93,304

Jizhong Energy Resources Co., Ltd., Class A	231,400	128,168

Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)	297,600	42,612

Kangde Xin Composite Material Group Co., Ltd., Class A	76,700	48,822

Kangmei Pharmaceutical Co., Ltd.	61,700	53,963

Kingboard Holdings., Ltd.	256,100	901,151

Kingfa Sci & Tech Co., Ltd.	171,338	117,604

Kunlun Energy Co., Ltd.	668,000	713,643

Kweichow Moutai Co., Ltd.	5,700	588,740

KWG Group Holdings, Ltd.	476,000	471,214

Lee & Man Paper Manufacturing, Ltd.	788,000	704,802

Lenovo Group, Ltd.	1,316,000	960,747

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	210,844

Li Ning Co., Ltd.(1)	774,208	952,605

Liaoning Cheng Da Co., Ltd.	72,100	107,021

Longfor Group Holdings, Ltd.	316,500	986,229

10	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

LONGi Green Energy Technology Co., Ltd.	46,340	$154,283

Luxshare Precision Industry Co., Ltd., Class A	71,110	175,202

Luye Pharma Group, Ltd.(2)	496,500	370,982

Luzhou Laojiao Co., Ltd., Class A	27,300	174,764

Maanshan Iron & Steel Co., Ltd., Class H	1,832,000	879,318

Midea Group Co., Ltd., Class A	60,900	396,838

NARI Technology Co., Ltd.	48,600	139,240

NetEase, Inc. ADR	5,100	1,284,843

New Oriental Education & Technology Group, Inc. ADR(1)	21,700	1,671,768

Nine Dragons Paper Holdings, Ltd.	615,000	628,521

O-film Tech Co., Ltd., Class A	65,800	99,282

Oceanwide Holdings Co., Ltd., Class A	204,000	140,281

Offshore Oil Engineering Co., Ltd.	217,300	170,038

Oriental Energy Co., Ltd., Class A	132,900	158,514

PetroChina Co., Ltd., Class H	4,840,000	3,123,807

Ping An Bank Co., Ltd., Class A	151,588	252,904

Ping An Insurance (Group) Co. of China, Ltd., Class H	315,500	3,071,569

Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	139,971

Poly Developments and Holdings Group Co., Ltd., Class A	179,100	346,569

Poly Property Group Co., Ltd.	2,078,000	736,716

Power Construction Corp. of China, Ltd.	187,000	139,958

Qingdao Haier Co., Ltd.	66,800	160,286

RiseSun Real Estate Development Co., Ltd., Class A	163,200	224,889

SAIC Motor Corp., Ltd.	82,400	328,203

Sanan Optoelectronics Co., Ltd.	84,900	125,036

Sany Heavy Industry Co., Ltd.	122,300	167,326

SDIC Power Holdings Co., Ltd.	98,000	119,075

Semiconductor Manufacturing International Corp.(1)	787,700	744,358

Shandong Gold Mining Co., Ltd.	42,500	194,710

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,720,000	1,441,124

Shanghai Electric Group Co., Ltd., Class H	1,792,000	626,639

Shanghai Industrial Holdings, Ltd.	204,000	429,671

Shanghai Oriental Pearl Group Co., Ltd., Class A	75,920	112,217

Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	219,740

Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	75,395	156,560

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	158,323

Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	125,119

Shenwan Hongyuan Group Co., Ltd., Class A	198,901	131,456

Shenzhen Inovance Technology Co., Ltd., Class A	56,300	183,365

Shenzhen Investment, Ltd.	674,000	235,108

Security	Shares	Value

China (continued)

Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	$169,550

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	103,716

Shimao Property Holdings, Ltd.	227,000	646,417

Siasun Robot & Automation Co., Ltd., Class A	55,000	112,069

Sichuan Chuantou Energy Co., Ltd.	152,000	206,674

Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	667,442

SINA Corp.(1)	11,900	730,898

Sino Biopharmaceutical, Ltd.	2,445,000	2,068,320

Sino-Ocean Group Holding, Ltd.	1,455,500	715,394

Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,375,000	1,128,455

Sinopharm Group Co., Ltd., Class H	479,200	2,141,580

Sun Art Retail Group, Ltd.	1,011,500	1,005,349

Sunac China Holdings, Ltd.	406,000	1,617,061

Suning.com Co., Ltd, Class A	69,200	108,061

Tasly Pharmaceutical Group Co., Ltd.	46,760	126,470

TCL Corp., Class A	373,200	153,474

Tencent Holdings, Ltd.	168,702	7,509,699

Tencent Music Entertainment Group ADR(1)	43	1,875

Tianqi Lithium Corp., Class A	44,850	180,866

Tingyi (Cayman Islands) Holding Corp.	838,000	1,167,040

Tonghua Dongbao Pharmaceutical Co., Ltd.	30,168	50,610

Tongling Nonferrous Metals Group Co., Ltd., Class A	776,200	229,943

Tsinghua Tongfang Co., Ltd.	100,600	129,130

Tsingtao Brewery Co., Ltd., Class H	324,000	1,425,742

Tus-Sound Environmental Resources Co., Ltd., Class A	65,660	90,380

Wanhua Chemical Group Co., Ltd.	19,665	96,645

Want Want China Holdings, Ltd.	2,409,000	1,952,289

Weichai Power Co., Ltd., Class H	887,600	1,197,938

Wens Foodstuffs Group Co., Ltd., Class A	100,500	417,543

West China Cement, Ltd.	3,420,000	489,793

Western Mining Co., Ltd.	169,300	137,490

WH Group, Ltd.(2)	3,233,000	2,772,414

Wintime Energy Co., Ltd.(1)	327,670	77,181

Wuliangye Yibin Co., Ltd., Class A	36,700	332,078

Xinhu Zhongbao Co., Ltd.	301,800	127,843

Yang Quan Coal Industry Group Co., Ltd.	189,300	144,186

Yango Group Co., Ltd., Class A	206,192	174,143

Yangzijiang Shipbuilding Holdings, Ltd.	326,900	341,660

Yanzhou Coal Mining Co., Ltd., Class H	518,000	476,241

Yonghui Superstores Co., Ltd.	124,700	150,439

Youngor Group Co., Ltd.	132,440	150,531

Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	123,556

Yuexiu Property Co., Ltd.	1,590,000	309,077

Yunnan Baiyao Group Co., Ltd., Class A	21,200	246,835

11	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	$99,909

Zhaojin Mining Industry Co., Ltd., Class H	372,500	391,037

Zhejiang China Commodities City Group Co., Ltd.	167,200	89,794

Zhejiang Dahua Technology Co., Ltd., Class A	69,550	129,232

Zhejiang Expressway Co., Ltd., Class H	566,000	582,764

Zhejiang Huahai Pharmaceutical Co., Ltd.	37,500	57,700

Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	90,941

Zhejiang Zheneng Electric Power Co., Ltd.	246,600	164,834

Zhengzhou Yutong Bus Co., Ltd.	66,400	114,974

Zhongjin Gold Corp., Ltd.	115,900	137,075

Zhongtian Financial Group Co., Ltd., Class A	315,000	148,915

Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	497,856

Zijin Mining Group Co., Ltd., Class H	5,360,000	2,011,561

ZTE Corp., Class H(1)	456,103	924,772

		$179,002,383

Colombia — 1.5%

Almacenes Exito SA	313,607	$1,424,109

Avianca Holdings SA, PFC Shares	551,298	305,389

Banco Davivienda SA, PFC Shares	45,448	521,664

Bancolombia SA	114,355	1,227,889

Bancolombia SA ADR, PFC Shares	47,000	2,096,200

Celsia SA ESP	740,070	1,021,320

Cementos Argos SA	487,554	1,268,740

Cementos Argos SA, PFC Shares	148,603	320,657

Cemex Latam Holdings SA(1)	173,596	243,761

Corporacion Financiera Colombiana SA(1)	51,420	314,647

Ecopetrol SA	3,868,755	3,638,250

Grupo Argos SA	346,526	2,071,344

Grupo Argos SA, PFC Shares	51,292	256,047

Grupo Aval Acciones y Valores SA, PFC Shares	1,808,732	623,299

Grupo de Inversiones Suramericana SA	106,459	1,182,192

Grupo de Inversiones Suramericana SA, PFC Shares	48,367	515,292

Grupo Nutresa SA	367,495	3,141,165

Interconexion Electrica SA	674,487	3,023,787

		$23,195,752

Croatia — 0.7%

AD Plastik DD	5,907	$157,812

Adris Grupa DD, PFC Shares	26,905	1,728,088

Atlantic Grupa DD	1,465	266,672

Atlantska Plovidba DD(1)	4,389	211,906

Ericsson Nikola Tesla DD	5,888	913,451

Hrvatski Telekom DD	100,074	2,346,274

INA Industrija Nafte DD	900	436,109

Koncar-Elektroindustrija DD	4,119	385,735

Security	Shares	Value

Croatia (continued)

Kras DD	4,381	$266,077

Ledo DD(1)(3)	978	0

Podravka Prehrambena Industrija DD	19,726	1,155,788

Valamar Riviera DD	359,330	1,884,310

Zagrebacka Banka DD	115,125	1,052,048

		$10,804,270

Czech Republic — 0.7%

CEZ AS	197,400	$4,983,053

Komercni Banka AS	122,188	4,926,580

Philip Morris CR AS	1,978	1,271,959

		$11,181,592

Egypt — 0.7%

Alexandria Mineral Oils Co.	519,744	$166,703

Commercial International Bank Egypt SAE	584,996	2,744,411

Eastern Tobacco	1,158,450	1,100,318

Egypt Kuwait Holding Co. SAE	501,725	637,462

Egyptian Financial Group-Hermes Holding Co.(1)	264,772	255,693

ElSewedy Electric Co.	1,380,970	1,368,500

Ezz Steel Co SAE(1)	330,083	381,787

Global Telecom Holding SAE(1)	3,850,624	953,214

Juhayna Food Industries	658,122	427,868

Orascom Investment Holding(1)	7,289,225	238,712

Oriental Weavers Co.	383,580	234,310

Palm Hills Developments SAE(1)	2,709,769	364,579

Pioneers Holding for Financial Investments SAE(1)	485,980	180,752

Sidi Kerir Petrochemicals Co.	344,688	347,183

Six of October Development & Investment Co.(1)	382,178	331,683

Talaat Moustafa Group	1,510,986	958,642

Telecom Egypt	576,834	462,705

		$11,154,522

Estonia — 0.6%

AS Merko Ehitus	78,018	$821,824

AS Tallink Grupp	3,623,652	4,520,602

AS Tallinna Kaubamaja Grupp	192,740	1,986,555

AS Tallinna Vesi	116,590	1,413,832

Nordecon AS	145,374	163,272

		$8,906,085

Ghana — 0.2%

CAL Bank, Ltd.(1)	2,063,694	$374,349

Ghana Commercial Bank, Ltd.	1,626,918	1,370,093

12	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Ghana (continued)

Produce Buying Co., Ltd.(1)	28	$0

Standard Chartered Bank of Ghana, Ltd.(1)	244,300	1,036,860

		$2,781,302

Greece — 1.4%

Aegean Airlines SA	63,648	$554,446

Alpha Bank AE(1)	994,698	998,028

Athens Water Supply & Sewage Co. SA	85,511	523,168

Costamare, Inc.	71,719	364,333

Diana Shipping, Inc.(1)	116,290	341,893

Ellaktor SA(1)	260,188	412,558

Eurobank Ergasias SA(1)	668,793	418,455

FF Group(1)(3)	46,335	0

GasLog, Ltd.	44,301	794,317

GEK Terna Holding Real Estate Construction SA(1)	125,544	621,870

Grivalia Properties REIC AE	14,830	143,884

Hellenic Exchanges - Athens Stock Exchange SA	197,541	826,883

Hellenic Petroleum SA	66,399	584,315

Hellenic Telecommunications Organization SA	294,869	3,692,933

Holding Co. ADMIE IPTO SA	236,407	426,779

JUMBO SA	106,682	1,743,392

Motor Oil (Hellas) Corinth Refineries SA	71,410	1,781,262

Mytilineos Holdings SA	136,635	1,291,043

National Bank of Greece SA(1)	576,181	647,604

OPAP SA	198,753	1,944,483

Public Power Corp. SA(1)	211,088	315,903

StealthGas, Inc.(1)	37,397	124,906

Terna Energy SA	60,987	416,751

Titan Cement Co. SA	105,165	2,362,144

Tsakos Energy Navigation, Ltd.	106,400	342,608

		$21,673,958

Hungary — 0.7%

Magyar Telekom Telecommunications PLC	521,442	$881,147

MOL Hungarian Oil & Gas PLC	294,700	3,535,733

OTP Bank Nyrt	82,600	3,407,543

Richter Gedeon Nyrt.	156,100	3,333,697

		$11,158,120

India — 5.5%

ABB India, Ltd.	19,900	$356,231

ACC, Ltd.	18,085	361,877

Adani Enterprises, Ltd.	180,900	347,289

Adani Gas, Ltd.(1)	180,900	234,646

Adani Ports and Special Economic Zone, Ltd.	286,020	1,364,177

Security	Shares	Value

India (continued)

Adani Power, Ltd.(1)	556,250	$364,630

Adani Transmission, Ltd.(1)	227,715	683,855

Aditya Birla Capital, Ltd.(1)	94,280	107,595

Aditya Birla Fashion and Retail, Ltd.(1)	92,050	271,892

Ambuja Cements, Ltd.	191,950	567,650

Asian Paints, Ltd.	57,800	1,146,033

Aurobindo Pharma, Ltd.	18,125	200,454

Axis Bank, Ltd.(1)	66,806	678,879

Bajaj Auto, Ltd.	20,320	733,883

Bank of Baroda(1)	175,282	279,347

Bank of India(1)	109,562	160,798

Bharat Forge, Ltd.	68,789	475,967

Bharat Heavy Electricals, Ltd.	648,450	589,963

Bharat Petroleum Corp., Ltd.	119,072	583,116

Bharti Airtel, Ltd.	881,336	3,793,382

Bharti Infratel, Ltd.	315,991	1,319,387

Biocon, Ltd.	87,659	805,127

Canara Bank(1)	67,631	239,429

CG Power and Industrial Solutions, Ltd.(1)	213,600	113,466

Cipla, Ltd.	131,806	958,264

Coal India, Ltd.	170,799	538,513

Colgate-Palmolive (India), Ltd.	33,518	604,612

Container Corp. of India, Ltd.	102,800	948,063

Crompton Greaves Consumer Electricals, Ltd.	213,600	640,817

Cummins India, Ltd.	49,900	560,408

Dabur India, Ltd.	146,992	925,344

Divi’s Laboratories, Ltd.	31,384	668,011

DLF, Ltd.	327,850	762,048

Dr. Reddy’s Laboratories, Ltd.	29,945	1,145,209

Eicher Motors, Ltd.	2,146	575,077

GAIL (India), Ltd.	278,493	1,306,868

GlaxoSmithKline Pharmaceuticals, Ltd.	17,360	343,936

Glenmark Pharmaceuticals, Ltd.	61,248	563,227

GMR Infrastructure, Ltd.(1)	1,721,400	372,880

Godrej Consumer Products, Ltd.	33,317	333,321

Grasim Industries, Ltd.	67,343	682,653

Gujarat State Petronet, Ltd.	176,208	441,701

Havells India, Ltd.	40,009	402,851

HCL Technologies, Ltd.	63,623	901,899

HDFC Bank, Ltd.	72,123	2,103,711

Hero MotoCorp, Ltd.	17,877	661,089

Hindalco Industries, Ltd.	182,020	536,655

Hindustan Petroleum Corp., Ltd.	81,188	269,557

Hindustan Unilever, Ltd.	108,191	2,672,800

Hindustan Zinc, Ltd.	103,100	381,174

Housing Development Finance Corp., Ltd.	67,502	1,826,029

13	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

ICICI Bank, Ltd.	136,725	$702,849

IDBI Bank, Ltd.(1)	161,700	126,248

IDFC Bank, Ltd.(1)	260,034	165,392

IDFC, Ltd.	260,034	145,810

Indiabulls Housing Finance, Ltd.	19,115	178,786

Indiabulls Real Estate, Ltd.(1)	228,961	236,846

Indian Hotels Co., Ltd. (The)	197,136	395,156

Indian Oil Corp., Ltd.	242,425	468,116

Infosys, Ltd.	370,892	3,910,829

ITC, Ltd.	511,495	2,003,667

Jindal Steel & Power, Ltd.(1)	129,924	247,993

JSW Steel, Ltd.	203,796	791,042

Kotak Mahindra Bank, Ltd.	31,020	549,037

Larsen & Toubro, Ltd.	78,408	1,444,352

LIC Housing Finance, Ltd.	13,663	86,842

Lupin, Ltd.	80,300	989,382

Mahindra & Mahindra, Ltd.	121,720	1,168,594

Maruti Suzuki India, Ltd.	17,711	1,657,045

Nestle India, Ltd.	6,323	1,022,291

NTPC, Ltd.	942,277	1,854,125

Oberoi Realty, Ltd.	31,878	199,772

Oil & Natural Gas Corp., Ltd.	334,009	662,502

Oracle Financial Services Software, Ltd.	5,025	268,623

Piramal Enterprises, Ltd.	31,480	896,111

Power Grid Corporation of India, Ltd.	772,100	2,051,546

Reliance Capital, Ltd.	36,735	100,367

Reliance Communications, Ltd.(1)	1,412,060	239,661

Reliance Industries, Ltd.	352,852	6,102,445

Reliance Infrastructure, Ltd.	101,537	384,719

Reliance Power, Ltd.(1)	658,646	245,508

Siemens, Ltd.	47,180	684,424

Sobha, Ltd.	26,300	174,064

State Bank of India(1)	73,106	304,156

Steel Authority of India, Ltd.(1)	513,200	341,094

Sun Pharmaceutical Industries, Ltd.	306,109	1,816,396

Sun TV Network, Ltd.	55,449	414,476

Suzlon Energy, Ltd.(1)	2,099,450	142,151

Tata Communications, Ltd.	127,400	896,004

Tata Consultancy Services, Ltd.	91,269	2,583,035

Tata Global Beverages, Ltd.	74,700	213,523

Tata Motors, Ltd.(1)	208,855	532,862

Tata Power Co., Ltd. (The)	697,463	700,492

Tata Steel, Ltd.	70,165	473,065

Tech Mahindra, Ltd.	57,252	589,599

Titan Co., Ltd.	72,453	1,019,900

UltraTech Cement, Ltd.	19,390	961,333

Security	Shares	Value

India (continued)

Unitech, Ltd.(1)	2,836,900	$64,067

United Spirits, Ltd.(1)	80,035	607,104

UPL, Ltd.	81,496	901,913

Vedanta, Ltd.	337,085	943,705

Vodafone Idea, Ltd.(1)	1,816,900	771,255

Voltas, Ltd.	110,261	839,158

Wipro, Ltd.	134,983	699,926

Yes Bank, Ltd.	156,523	429,506

Zee Entertainment Enterprises, Ltd.	206,320	1,100,425

		$85,405,079

Indonesia — 3.1%

Adaro Energy Tbk PT	13,411,400	$1,340,262

AKR Corporindo Tbk PT	1,649,000	621,256

Aneka Tambang Tbk	10,251,500	711,951

Astra Argo Lestari Tbk PT	544,200	545,650

Astra International Tbk PT	8,931,800	5,418,491

Bank Central Asia Tbk PT	1,547,600	3,130,661

Bank Danamon Indonesia Tbk PT	591,903	385,998

Bank Mandiri Persero Tbk PT	2,743,800	1,470,468

Bank Negara Indonesia Persero Tbk PT	1,034,000	674,641

Bank Pan Indonesia Tbk PT(1)	4,945,000	499,339

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	178,390

Bank Rakyat Indonesia Persero Tbk PT	7,661,900	2,123,801

Bank Tabungan Negara Tbk PT	1,779,800	350,655

Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0

Bukit Asam Tbk PT	2,764,800	855,414

Bumi Serpong Damai Tbk PT(1)	3,215,100	307,142

Charoen Pokphand Indonesia Tbk PT	2,754,600	1,460,095

Gudang Garam Tbk PT	188,000	1,126,096

Hanson International Tbk PT(1)	23,744,500	183,512

Indo Tambangraya Megah Tbk PT	361,400	591,083

Indocement Tunggal Prakarsa Tbk PT	1,491,100	2,055,573

Indofood Sukses Makmur Tbk PT	1,858,100	1,033,512

Jasa Marga (Persero) Tbk PT	1,900,900	672,666

Kalbe Farma Tbk PT	15,101,700	1,730,798

Lippo Karawaci Tbk PT	6,134,800	122,788

Matahari Department Store Tbk PT	686,300	344,995

Medco Energi Internasional Tbk PT(1)	11,768,600	854,051

Media Nusantara Citra Tbk PT	3,201,000	194,236

Mitra Keluarga Karyasehat Tbk PT(1)	3,345,900	361,405

MNC Investama Tbk PT(1)	49,042,500	273,642

Perusahaan Gas Negara Persero Tbk PT	10,991,700	2,030,374

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,297,700	557,623

14	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)

PP Persero Tbk PT	3,729,389	$626,800

Semen Indonesia Persero Tbk PT	2,290,000	2,081,023

Sigmagold Inti Perkasa Tbk PT(1)(3)	17,097,000	19,578

Siloam International Hospitals Tbk PT(1)	2,296,600	530,666

Surya Semesta Internusa Tbk PT	10,457,000	365,377

Telekomunikasi Indonesia Persero Tbk PT	16,703,800	4,661,674

Tower Bersama Infrastructure Tbk PT	1,253,400	441,950

Unilever Indonesia Tbk PT	407,000	1,456,275

United Tractors Tbk PT	931,483	1,717,939

Vale Indonesia Tbk PT(1)	5,222,500	1,448,536

Waskita Karya Persero Tbk PT	4,712,800	669,167

Wijaya Karya Persero Tbk PT	3,456,700	470,526

XL Axiata Tbk PT(1)	2,604,900	404,479

		$47,100,558

Jordan — 0.7%

Al-Eqbal Investment Co. PLC(1)	59,475	$1,132,586

Arab Bank PLC	558,504	4,905,386

Arab Potash Co. PLC	49,175	1,215,755

Bank of Jordan	119,866	419,092

Cairo Amman Bank	183,573	299,778

Capital Bank of Jordan	243,043	343,024

Jordan Ahli Bank	241,627	374,334

Jordan Islamic Bank	85,631	346,293

Jordan Petroleum Refinery	225,864	782,136

Jordanian Electric Power Co.	235,398	413,979

		$10,232,363

Kazakhstan — 0.7%

Halyk Savings Bank of Kazakhstan JSC GDR(4)	447,782	$4,510,061

KAZ Minerals PLC	550,742	4,300,376

Kcell JSC GDR(4)	414,605	2,060,815

Nostrum Oil & Gas PLC(1)	75,523	136,982

		$11,008,234

Kenya — 0.7%

ARM Cement, Ltd.(1)(3)	1,653,600	$45,523

Bamburi Cement Co., Ltd.	325,100	415,345

Barclays Bank of Kenya, Ltd.	5,213,860	592,899

British American Tobacco Kenya, Ltd.	52,000	329,359

Co-operative Bank of Kenya, Ltd. (The)	4,117,749	649,223

East African Breweries, Ltd.	1,086,780	2,301,446

Equity Group Holdings PLC	3,843,700	1,558,973

KCB Group, Ltd.	3,265,620	1,320,099

KenolKobil, Ltd.	2,894,200	607,357

Security	Shares	Value

Kenya (continued)

Kenya Power & Lighting, Ltd.(1)	7,482,654	$330,793

Nation Media Group PLC	488,284	303,322

Safaricom PLC	10,817,072	2,636,627

Standard Chartered Bank Kenya, Ltd.	219,542	425,322

		$11,516,288

Kuwait — 1.4%

Agility Public Warehousing Co. KSC	786,226	$2,010,018

Ahli United Bank	229,353	228,166

Al Ahli Bank of Kuwait KSCP	209,247	210,164

Al-Mazaya Holding Co.	882,500	209,382

ALAFCO Aviation Lease and Finance Co. KSCP	225,463	242,453

Boubyan Bank KSCP	235,713	450,427

Boubyan Petrochemicals Co. KSCP	541,078	1,674,535

Burgan Bank SAK	257,673	248,360

Commercial Bank of Kuwait KSCP	330,022	546,916

Commercial Real Estate Co. KSCC	2,296,205	686,754

Gulf Bank KSCP	553,473	511,421

Gulf Cable & Electrical Industries Co. KSCP	152,800	193,590

Gulf National Holding Co.(1)(3)	297,856	0

Jazeera Airways Co. KSC	81,382	198,415

Kuwait Cement Co.	492,329	565,154

Kuwait Finance House KSCP	929,257	1,865,429

Kuwait Portland Cement Co. KSC	103,150	392,643

Kuwait Projects Co. Holdings KSC	378,400	252,711

Kuwait Real Estate Co. KSC(1)	2,762,965	514,090

Mabanee Co. SAKC	618,024	1,270,893

Mezzan Holding Co. KSCC	65,569	97,820

Mobile Telecommunications Co.	2,429,010	3,691,157

National Bank of Kuwait SAK	1,081,244	3,096,848

National Industries Group Holding SAK	930,803	513,119

National Real Estate Co. KPSC(1)	948,370	255,340

Qurain Petrochemical Industries Co.	830,580	1,042,355

Warba Bank KSCP(1)	508,308	368,700

		$21,336,860

Latvia — 0.0%(5)

Grindeks	42,000	$374,054

		$374,054

Lithuania — 0.2%

Apranga PVA	427,588	$785,258

Energijos Skirstymo Operatorius AB	128,934	108,168

Klaipedos Nafta AB	1,345,900	650,414

Pieno Zvaigzdes(1)	104,200	120,010

15	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Lithuania (continued)

Rokiskio Suris	122,500	$362,625

Siauliu Bankas	2,303,871	1,158,834

		$3,185,309

Malaysia — 2.8%

Aeon Co. (M) Bhd	661,200	$250,906

AirAsia Group Bhd	800,000	596,370

Alliance Bank Malaysia Bhd	150,000	155,733

AMMB Holdings Bhd	145,400	160,320

Astro Malaysia Holdings Bhd	979,300	402,709

Axiata Group Bhd	1,451,450	1,428,029

Berjaya Corp. Bhd(1)	2,090,591	140,567

Berjaya Sports Toto Bhd	830,250	458,676

British American Tobacco Malaysia Bhd	46,200	433,949

Bursa Malaysia Bhd	122,550	218,824

CIMB Group Holdings Bhd	387,500	533,420

Dialog Group Bhd	2,709,814	1,988,441

Digi.com Bhd	995,700	1,137,742

FGV Holdings Bhd(1)	884,500	216,546

Gamuda Bhd	965,900	651,762

Genting Bhd	903,900	1,534,611

Genting Malaysia Bhd	1,434,100	1,155,646

Genting Plantations Bhd	122,000	304,420

Globetronics Technology Bhd	736,900	347,159

Hartalega Holdings Bhd	350,100	463,254

Hong Leong Bank Bhd	57,100	288,398

IGB Real Estate Investment Trust	474,900	206,458

IHH Healthcare Bhd	1,474,300	2,024,951

IJM Corp. Bhd	967,680	432,735

Inari Amertron Bhd	2,886,200	1,063,583

IOI Corp. Bhd	686,018	780,794

IOI Properties Group Bhd	1,044,058	398,589

KLCCP Stapled Group	399,100	759,601

Kuala Lumpur Kepong Bhd	113,300	682,846

Lafarge Malaysia Bhd(1)	942,950	431,714

Magnum Bhd	940,340	473,592

Malayan Banking Bhd	447,687	1,044,425

Malaysia Airports Holdings Bhd	342,800	674,942

Maxis Bhd	516,400	726,383

MISC Bhd	482,400	800,347

MMC Corp. Bhd	1,217,800	250,566

My EG Services Bhd	3,438,350	843,562

Nestle Malaysia Bhd	12,300	446,119

Petronas Chemicals Group Bhd	1,048,400	2,166,708

Petronas Dagangan Bhd	233,500	1,508,281

Petronas Gas Bhd	209,200	924,725

Security	Shares	Value

Malaysia (continued)

PPB Group Bhd	134,500	$597,354

Press Metal Aluminium Holdings Bhd	1,092,820	1,155,185

Public Bank Bhd	233,920	1,416,962

RHB Bank Bhd	206,400	274,088

Sapura Energy Bhd(1)	5,340,168	347,051

Scientex Bhd	71,100	152,980

Silverlake Axis, Ltd.	1,724,000	621,293

Sime Darby Bhd	1,193,039	655,424

Sime Darby Plantation Bhd	711,339	897,702

Sime Darby Property Bhd	1,732,039	487,595

SP Setia Bhd Group	575,400	361,983

Sunway Bhd	1,117,740	442,691

Sunway Real Estate Investment Trust	688,700	294,657

Supermax Corp. Bhd	1,203,600	446,740

Telekom Malaysia Bhd	884,700	629,928

Tenaga Nasional Bhd	727,825	2,298,294

Top Glove Corp. Bhd	871,100	1,027,606

UEM Sunrise Bhd	1,683,050	310,892

UMW Holdings Bhd	376,500	537,429

VS Industry Bhd	2,509,800	498,129

YTL Corp. Bhd	1,680,734	452,007

YTL Power International Bhd	1,397,760	307,432

		$43,721,825

Mauritius — 0.7%

Alteo, Ltd.	852,532	$562,627

CIEL, Ltd.	1,801,109	332,359

CIM Financial Services, Ltd.	543,905	115,564

Lavastone, Ltd.(1)	543,905	48,577

MCB Group, Ltd.	477,035	3,828,596

Phoenix Beverages, Ltd.	24,345	388,740

Rogers & Co., Ltd.	1,906,627	2,175,544

SBM Holdings, Ltd.	6,041,362	1,067,833

Sun, Ltd., Class A	516,880	741,787

Terra Mauricia, Ltd.	432,330	267,218

United Basalt Products, Ltd.	334,219	1,260,404

		$10,789,249

Mexico — 5.7%

Alfa SAB de CV, Series A	2,825,972	$3,566,040

Alsea SAB de CV	694,800	1,922,102

America Movil SAB de CV, Series L	14,049,950	11,307,703

Arca Continental SAB de CV	292,880	1,699,331

Bolsa Mexicana de Valores SAB de CV	912,575	1,825,412

Cemex SAB de CV, Series CPO(1)	7,329,339	3,974,702

16	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)

Coca-Cola Femsa SAB de CV, Series L	287,500	$1,796,513

El Puerto de Liverpool SAB de CV	163,780	1,073,010

Fibra Uno Administracion SA de CV	2,054,090	2,822,967

Fomento Economico Mexicano SAB de CV, Series UBD	752,856	6,850,498

Genomma Lab Internacional SAB de CV(1)	2,417,000	1,681,084

Gentera SAB de CV	917,500	670,291

Grupo Aeroportuario del Pacifico SAB de CV, Class B	312,487	2,811,889

Grupo Aeroportuario del Sureste SAB de CV, Class B	177,515	3,214,574

Grupo Bimbo SAB de CV, Series A	1,148,945	2,274,187

Grupo Carso SAB de CV, Series A1	800,500	3,139,667

Grupo Elektra SAB de CV	29,498	1,601,220

Grupo Financiero Banorte SAB de CV, Class O	1,306,700	7,267,322

Grupo Financiero Inbursa SAB de CV, Class O	2,577,000	3,723,542

Grupo Mexico SAB de CV, Series B	2,139,079	5,090,901

Grupo Sanborns SAB de CV	226,889	223,065

Grupo Televisa SAB ADR	219,400	2,744,694

Grupo Televisa SAB, Series CPO	325,100	814,864

Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	500,000	875,943

Industrias CH SAB de CV, Series B(1)	222,900	941,269

Industrias Penoles SAB de CV	95,765	1,307,149

Infraestructura Energetica Nova SAB de CV	180,000	705,984

Kimberly-Clark de Mexico SAB de CV, Class A	712,600	1,193,614

Mexichem SAB de CV	675,699	1,809,544

Minera Frisco SAB de CV(1)	714,800	185,034

Organizacion Soriana SAB de CV, Class B(1)	120,000	168,809

Promotora y Operadora de Infraestructura SAB de CV	193,500	1,969,177

Telesites SAB de CV(1)	1,126,268	705,013

Ternium SA ADR	26,100	793,962

Wal-Mart de Mexico SAB de CV, Series V	2,143,280	5,629,931

		$88,381,007

Morocco — 0.7%

Attijariwafa Bank	37,995	$1,796,694

Banque Centrale Populaire	42,503	1,224,941

BMCE Bank	29,719	562,335

Cosumar	68,623	1,242,134

Douja Promotion Groupe Addoha SA	160,235	235,070

Label Vie	1,418	287,827

LafargeHolcim Maroc SA	9,792	1,665,478

Lesieur Cristal	19,185	283,995

Managem SA	2,236	242,596

Maroc Telecom	128,998	2,012,967

Samir(1)(3)	15,717	0

Societe d’Exploitation des Ports	29,732	556,540

Security	Shares	Value

Morocco (continued)

Taqa Morocco	6,028	$588,098

TOTAL Maroc SA	1,894	219,635

		$10,918,310

Nigeria — 0.7%

Access Bank PLC	15,309,588	$244,130

Afriland Properties PLC(1)(3)	1,286,159	0

Dangote Cement PLC	3,225,641	1,651,215

Ecobank Transnational, Inc.(1)	5,093,625	196,827

FBN Holdings PLC	28,227,890	576,208

Flour Mills of Nigeria PLC	3,215,556	165,215

Guaranty Trust Bank PLC	21,291,456	1,968,043

Guiness Nigeria PLC	1,391,550	230,380

Lafarge Africa PLC	5,061,475	175,232

Lekoil, Ltd.(1)	1,111,089	154,006

Nestle Nigeria PLC	355,667	1,370,857

Nigerian Breweries PLC	4,747,707	967,995

SEPLAT Petroleum Development Co. PLC(2)	604,091	935,480

Stanbic IBTC Holdings PLC	1,977,675	245,587

Transnational Corp. of Nigeria PLC	44,100,342	152,048

United Bank for Africa PLC	25,521,594	477,957

Zenith Bank PLC	19,093,381	1,187,527

		$10,698,707

Oman — 0.7%

Bank Dhofar SAOG	1,196,840	$496,670

Bank Muscat SAOG	2,383,792	2,513,464

Bank Nizwa SAOG(1)	1,001,800	229,199

Bank Sohar SAOG	1,707,287	491,863

HSBC Bank Oman SAOG	915,535	292,947

National Bank of Oman SAOG	1,396,197	683,825

Oman Cables Industry SAOG	127,600	314,334

Oman Cement Co. SAOG	743,500	558,446

Oman Flour Mills Co. SAOG	90,796	138,455

Oman Telecommunications Co. SAOG	913,435	1,703,115

Ominvest	356,584	321,759

Ooredoo	738,509	999,930

Raysut Cement Co. SAOG	322,669	322,469

Renaissance Services SAOG(1)	1,429,609	1,261,283

Sembcorp Salalah Power & Water Co.	1,120,000	488,916

		$10,816,675

Pakistan — 0.7%

Bank Alfalah, Ltd.	865,691	$307,003

D.G. Khan Cement Co., Ltd.	322,232	199,634

17	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Pakistan (continued)

Engro Corp., Ltd.	245,987	$596,174

Engro Fertilizers, Ltd.	610,528	335,019

Fauji Fertilizer Co., Ltd.	560,610	432,135

Habib Bank, Ltd.	612,217	660,406

Hub Power Co., Ltd. (The)	2,206,400	1,489,694

K-Electric, Ltd.(1)	4,344,000	202,393

Kot Addu Power Co., Ltd.	765,900	279,314

Lucky Cement, Ltd.	147,650	501,172

Maple Leaf Cement Factory, Ltd.	624,937	200,902

Mari Petroleum Co., Ltd.	24,530	228,768

MCB Bank, Ltd.	460,830	695,294

Millat Tractors, Ltd.	66,390	425,212

National Bank of Pakistan(1)	672,540	229,199

Nishat Mills, Ltd.	884,171	911,702

Oil & Gas Development Co., Ltd.	520,591	566,757

Pak Elektron, Ltd.	892,000	178,319

Pakistan Oilfields, Ltd.	128,520	439,923

Pakistan Petroleum, Ltd.	453,143	621,170

Pakistan State Oil Co., Ltd.	194,028	345,796

Searle Co., Ltd. (The)	269,627	512,828

SUI Southern Gas Co., Ltd.(1)	864,051	158,850

TRG Pakistan(1)	989,500	195,459

United Bank, Ltd.	406,745	450,251

		$11,163,374

Panama — 0.3%

Copa Holdings SA, Class A	42,529	$4,033,876

		$4,033,876

Peru — 1.4%

Alicorp SAA	410,225	$1,301,871

Cementos Pacasmayo SAA	192,689	390,879

Cia de Minas Buenaventura SA ADR	237,550	3,717,658

Credicorp, Ltd.	44,600	10,827,988

Ferreycorp SAA	1,797,472	1,361,271

Southern Copper Corp.	97,376	3,273,781

Volcan Cia Minera SAA, Class B	2,886,275	650,550

		$21,523,998

Philippines — 3.0%

Aboitiz Equity Ventures, Inc.	940,610	$1,164,285

Aboitiz Power Corp.	1,953,600	1,442,797

Alliance Global Group, Inc.	1,585,400	417,048

Ayala Corp.	99,465	1,773,938

Ayala Land, Inc.	2,273,300	1,942,326

Security	Shares	Value

Philippines (continued)

Ayala Land, Inc., PFC Shares(3)	3,951,800	$0

Bank of the Philippine Islands	702,040	1,228,840

BDO Unibank, Inc.	657,594	1,708,513

Bloomberry Resorts Corp.	5,797,500	1,229,282

Cosco Capital, Inc.	3,726,300	528,203

D&L Industries, Inc.	4,201,800	914,720

DMCI Holdings, Inc.	1,492,900	361,043

First Gen Corp.	1,549,522	607,792

First Philippine Holdings Corp.	327,190	456,781

Globe Telecom, Inc.	35,150	1,367,131

GT Capital Holdings, Inc.	31,780	652,734

International Container Terminal Services, Inc.	352,920	734,024

JG Summit Holdings, Inc.	1,166,370	1,450,136

Jollibee Foods Corp.	561,600	3,410,660

LT Group, Inc.	1,202,200	358,254

Manila Electric Co.	330,160	2,322,569

Manila Water Co.	909,900	480,800

Megaworld Corp.	6,000,000	595,783

Metro Pacific Investments Corp.	4,416,700	412,864

Metropolitan Bank & Trust Co.	661,527	1,067,817

Nickel Asia Corp.	9,507,240	448,116

Petron Corp.	4,267,400	612,675

PLDT, Inc.	101,670	2,527,065

Puregold Price Club, Inc.	1,430,700	1,250,016

Robinsons Land Corp.	1,000,882	423,561

Robinsons Retail Holdings, Inc.	652,000	1,100,778

San Miguel Corp.	154,070	488,772

Security Bank Corp.	101,780	350,126

Semirara Mining & Power Corp.	2,596,920	1,181,948

SM Investments Corp.	191,533	3,653,752

SM Prime Holdings, Inc.	4,438,199	3,254,150

Travellers International Hotel Group, Inc.(1)	3,521,900	371,572

Universal Robina Corp.	1,157,020	3,290,605

Vista Land & Lifescapes, Inc.	1,567,200	175,764

		$45,757,240

Poland — 2.9%

Alior Bank SA(1)	35,865	$555,508

AmRest Holdings SE(1)	81,550	863,390

Asseco Poland SA	272,089	3,511,446

Bank Handlowy w Warszawie SA	18,785	349,283

Bank Millennium SA(1)	281,290	668,104

Bank Polska Kasa Opieki SA	62,942	1,873,236

Boryszew SA(1)	122,670	155,213

Budimex SA	20,575	597,938

CCC SA	28,164	1,356,047

18	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)

Ciech SA	42,262	$596,929

Cyfrowy Polsat SA(1)	206,500	1,315,677

Enea SA(1)	258,387	745,543

Energa SA(1)	275,523	753,026

Eurocash SA	317,200	1,716,329

Grupa Azoty SA	74,494	742,340

Grupa Lotos SA	35,648	891,276

ING Bank Slaski SA	14,380	739,592

Jastrzebska Spolka Weglowa SA(1)	58,043	1,067,216

KGHM Polska Miedz SA(1)	119,177	3,023,427

LPP SA	1,317	2,959,649

Lubelski Wegiel Bogdanka SA(1)	8,815	133,154

mBank SA	5,230	631,532

Netia SA(1)	195,572	270,767

Orange Polska SA(1)	1,362,301	2,051,191

PGE SA(1)	972,070	3,109,120

PKP Cargo SA(1)	40,141	443,177

Polski Koncern Naftowy ORLEN SA	115,790	3,262,471

Polskie Gornictwo Naftowe i Gazownictwo SA	659,050	1,352,863

Powszechna Kasa Oszczednosci Bank Polski SA	339,105	3,604,715

Powszechny Zaklad Ubezpieczen SA	224,111	2,692,951

Santander Bank Polska SA	13,875	1,395,926

Tauron Polska Energia SA(1)	1,248,226	798,190

		$44,227,226

Qatar — 1.4%

Aamal Co. QSC	46,535	$123,191

Al Meera Consumer Goods Co.	3,672	152,088

Barwa Real Estate Co.	137,167	1,533,452

Commercial Bank PQSC (The)	48,818	568,406

Doha Bank QPSC	33,740	195,355

Gulf International Services QSC(1)	73,013	334,092

Industries Qatar	80,097	3,148,361

Masraf Al Rayan QSC	94,538	1,056,721

Medicare Group	9,576	172,648

Ooredoo QPSC	70,926	1,476,296

Qatar Electricity & Water Co. QSC	35,645	1,842,916

Qatar Gas Transport Co., Ltd.	167,929	920,050

Qatar Insurance Co.	34,837	372,547

Qatar International Islamic Bank	11,705	220,556

Qatar Islamic Bank	27,302	1,182,843

Qatar National Bank QPSC	108,439	5,878,756

Qatar Navigation QSC	24,021	454,274

United Development Co. QSC	120,269	553,745

Vodafone Qatar QSC(1)	275,224	632,673

		$20,818,970

Security	Shares	Value

Romania — 0.7%

Banca Transilvania SA	7,987,271	$3,042,840

BRD-Groupe Societe Generale SA	578,630	1,403,525

OMV Petrom SA	24,032,674	1,870,213

Societatea Energetica Electrica SA	548,668	1,264,199

Societatea Nationala de Gaze Naturale ROMGAZ SA	198,170	1,339,250

Transelectrica SA	114,909	541,503

Transgaz SA Medias	9,856	783,673

		$10,245,203

Russia — 6.3%

Aeroflot PJSC	312,896	$516,422

Alrosa PJSC	650,100	976,773

Evraz PLC	167,352	1,096,257

Federal Grid Co. Unified Energy System PJSC	279,085,440	707,764

Gazprom PJSC ADR	1,848,133	9,035,921

Globaltrans Investment PLC GDR(4)	156,200	1,544,786

Inter RAO UES PJSC	27,837,070	1,634,357

Lenta, Ltd. GDR(1)(4)	168,201	556,875

LSR Group PJSC GDR(4)	186,400	366,479

Lukoil PJSC ADR(6)	1,600	128,320

Lukoil PJSC ADR(6)	129,202	10,374,590

Luxoft Holding, Inc.(1)	17,500	1,015,525

Magnit PJSC	45,747	2,905,909

Magnit PJSC GDR(4)	66,434	1,059,186

Magnitogorsk Iron & Steel Works PJSC	721,700	479,941

Mail.ru Group, Ltd. GDR(1)(4)	102,282	2,523,292

Mechel PJSC ADR(1)	152,000	363,280

MMC Norilsk Nickel PJSC ADR(6)	23,923	502,622

MMC Norilsk Nickel PJSC ADR(6)	311,892	6,496,189

Mobile TeleSystems PJSC	796,357	3,189,575

Moscow Exchange MICEX-RTS PJSC(1)	606,740	867,769

Mosenergo PJSC	8,811,603	295,119

Novatek PJSC GDR(4)	24,803	4,553,804

Novolipetsk Steel PJSC GDR	57,500	1,347,945

PhosAgro PJSC GDR(4)(6)	12,600	171,612

PhosAgro PJSC GDR(4)(6)	28,064	382,628

Polymetal International PLC	120,800	1,378,318

QIWI PLC ADR(1)	32,866	525,856

Rosneft Oil Co. PJSC GDR(4)(6)	3,905	24,406

Rosneft Oil Co. PJSC GDR(4)(6)	364,424	2,278,816

Rostelecom PJSC	836,637	926,759

RusHydro PJSC	167,955,080	1,319,448

Sberbank of Russia PJSC	3,870,588	12,893,669

Severstal PJSC GDR(4)	112,006	1,710,459

Sistema PJSFC	3,328,078	490,132

Sollers PJSC(1)	3,142	20,055

19	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)

Surgutneftegas PJSC ADR	318,172	$1,317,039

Surgutneftegas PJSC, PFC Shares	2,610,900	1,620,936

Tatneft PJSC ADR(6)	3,614	266,894

Tatneft PJSC ADR(6)	77,782	5,716,889

TMK PJSC GDR(4)	64,757	210,241

Transneft PJSC, PFC Shares	545	1,459,636

Unipro PJSC	8,737,000	370,035

VEON, Ltd. ADR	370,784	938,084

VTB Bank PJSC	2,002,190,000	1,149,215

X5 Retail Group NV GDR(4)	100,500	2,651,122

Yandex NV, Class A(1)	186,600	6,266,028

		$96,626,977

Saudi Arabia — 1.4%

Abdullah Al Othaim Markets Co.	23,008	$424,155

Al Hammadi Co. for Development and Investment(1)	38,317	262,658

Al Rajhi Bank	50,461	1,363,323

Al Tayyar Travel Group Holding Co.	72,186	443,170

Aldrees Petroleum and Transport Services Co.	16,600	155,317

Alinma Bank	39,712	255,754

Almarai Co. JSC	80,694	1,163,668

Arab National Bank	49,700	497,981

Arriyadh Development Co.	47,846	234,392

Banque Saudi Fransi	49,100	485,127

Dallah Healthcare Co.	9,149	160,304

Dar Al Arkan Real Estate Development Co.	491,437	1,311,291

Emaar Economic City(1)	249,842	624,101

Etihad Etisalat Co.(1)	95,838	460,724

Fawaz Abdulaziz Al Hokair & Co.(1)	59,694	337,701

Jarir Marketing Co.	31,417	1,279,326

Mobile Telecommunications Co. Saudi Arabia(1)	123,207	306,292

Mouwasat Medical Services Co.	20,399	411,187

National Agriculture Development Co. (The)(1)	17,649	132,075

National Industrialization Co.(1)	30,681	131,268

National Medical Care Co.	9,934	123,263

Rabigh Refining & Petrochemical Co.	64,000	344,540

Riyad Bank	68,200	411,922

Sahara Petrochemical Co.	43,292	178,997

Samba Financial Group	61,205	593,889

Saudi Airlines Catering Co.	21,881	504,978

Saudi Arabian Amiantit Co.(1)	106,500	203,031

Saudi Arabian Fertilizer Co.	12,058	271,023

Saudi Arabian Mining Co.(1)	21,900	321,235

Saudi Basic Industries Corp.	38,437	1,260,085

Saudi British Bank (The)	58,524	574,572

Saudi Ceramic Co.(1)	21,700	117,166

Security	Shares	Value

Saudi Arabia (continued)

Saudi Chemical Co.	25,900	$229,544

Saudi Co. for Hardware CJSC	7,287	129,078

Saudi Electricity Co.	336,411	1,563,037

Saudi Ground Services Co.	39,900	328,759

Saudi Industrial Investment Group	35,563	221,502

Saudi International Petrochemical Co.	40,200	203,990

Saudi Kayan Petrochemical Co.(1)	59,809	222,805

Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	147,716

Saudi Public Transport Co.	48,600	189,655

Saudi Telecom Co.	71,171	1,909,039

Savola Group (The)	97,172	878,741

United Electronics Co.	10,324	166,359

United International Transportation Co.	37,546	281,546

Yanbu National Petrochemical Co.	18,678	343,643

		$22,159,929

Slovenia — 0.7%

Cinkarna Celje DD	2,659	$636,841

KRKA DD	53,647	3,529,057

Luka Koper	42,830	1,355,857

Petrol	5,432	2,007,988

Pozavarovalnica Sava DD	47,857	868,521

Telekom Slovenije DD	16,325	1,148,825

Zavarovalnica Triglav DD	31,851	1,154,171

		$10,701,260

South Africa — 5.9%

Absa Group, Ltd.	94,735	$1,329,450

AECI, Ltd.	52,556	352,220

African Rainbow Minerals, Ltd.	57,934	650,332

Anglo American Platinum, Ltd.	12,485	602,649

AngloGold Ashanti, Ltd.	123,324	1,739,284

Aspen Pharmacare Holdings, Ltd.	392,807	4,317,869

Astral Foods, Ltd.	18,500	226,387

AVI, Ltd.	186,900	1,313,758

Barloworld, Ltd.	383,475	3,514,605

Bid Corp., Ltd.	119,527	2,565,081

Bidvest Group, Ltd. (The)	380,754	5,839,690

Capitec Bank Holdings, Ltd.	12,100	1,067,333

Clicks Group, Ltd.	129,100	1,919,690

DataTec, Ltd.(1)	160,600	352,851

Discovery, Ltd.	77,690	933,951

Exxaro Resources, Ltd.	118,010	1,375,493

FirstRand, Ltd.	445,046	2,338,617

20	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)

Foschini Group, Ltd. (The)	63,545	$814,049

Gold Fields, Ltd.	283,431	1,150,166

Grindrod, Ltd.(1)	340,300	196,508

Growthpoint Properties, Ltd.	1,042,876	2,042,453

Harmony Gold Mining Co., Ltd.(1)	296,711	595,811

Hyprop Investments, Ltd.	92,800	629,917

Impala Platinum Holdings, Ltd.(1)	301,273	884,872

Imperial Logistics, Ltd.	60,958	312,642

Investec, Ltd.	62,594	412,572

JSE, Ltd.	40,800	505,369

Kumba Iron Ore, Ltd.	14,360	369,632

Liberty Holdings, Ltd.	47,175	381,167

Life Healthcare Group Holdings, Ltd.	1,510,419	3,096,259

Massmart Holdings, Ltd.	98,355	685,391

Mediclinic International PLC	253,849	1,059,735

MMI Holdings, Ltd.(1)	365,188	462,707

Mondi, Ltd.	40,419	1,005,078

Motus Holdings, Ltd.(1)	60,958	410,224

Mr Price Group, Ltd.	59,321	998,548

MTN Group, Ltd.	289,276	1,892,686

Murray & Roberts Holdings, Ltd.	915,850	987,628

Nampak, Ltd.(1)	465,438	490,506

Naspers, Ltd., Class N	44,057	10,191,430

Nedbank Group, Ltd.	44,331	959,445

Netcare, Ltd.	1,305,994	2,458,266

Northam Platinum, Ltd.(1)	207,738	756,382

Pick’n Pay Stores, Ltd.	225,781	1,183,544

PPC, Ltd.(1)	468,427	196,127

Rand Merchant Investment Holdings, Ltd.	241,697	674,772

Redefine Properties, Ltd.	2,311,150	1,841,653

Remgro, Ltd.	82,517	1,316,385

Reunert, Ltd.	371,825	1,974,194

RMB Holdings, Ltd.	137,064	867,938

Sanlam, Ltd.	213,591	1,357,691

Sappi, Ltd.	166,248	982,129

Sasol, Ltd.	126,856	3,837,930

Shoprite Holdings, Ltd.	172,823	2,138,472

Sibanye Gold, Ltd.(1)	534,218	464,310

SPAR Group, Ltd. (The)	91,631	1,382,659

Standard Bank Group, Ltd.	130,101	1,922,204

Steinhoff International Holdings NV(1)	787,883	102,144

Telkom SA SOC, Ltd.	188,450	953,499

Tiger Brands, Ltd.	76,630	1,606,820

Tongaat Hulett, Ltd.	99,910	379,591

Truworths International, Ltd.	105,912	644,612

Vodacom Group, Ltd.	116,477	1,059,870

Security	Shares	Value

South Africa (continued)

Wilson Bayly Holmes-Ovcon, Ltd.	106,200	$1,117,328

Woolworths Holdings, Ltd.	245,524	933,086

		$91,125,661

South Korea — 5.8%

AMOREPACIFIC Corp.(1)	5,380	$879,835

AMOREPACIFIC Group(1)	6,000	370,759

BNK Financial Group, Inc.	34,935	231,098

Celltrion, Inc.(1)	14,223	2,816,080

Cheil Worldwide, Inc.	31,519	665,671

CJ CheilJedang Corp.(1)	2,752	848,314

CJ Corp.	1,800	195,459

CJ Corp., PFC Shares(1)	270	11,791

CJ ENM Co., Ltd.(1)	2,216	423,587

CJ Logistics Corp.(1)	2,049	309,844

Coway Co., Ltd.	11,040	832,002

Daelim Industrial Co., Ltd.(1)	3,151	302,277

Daesang Corp.(1)	8,000	181,586

Daewoo Engineering & Construction Co., Ltd.(1)	36,541	170,840

Daewoo Industrial Development Co., Ltd.(1)	3,657	8,825

Daewoong Pharmaceutical Co., Ltd.(1)	4,700	820,331

DB Insurance Co., Ltd.	5,340	333,483

DGB Financial Group Co., Ltd.	34,537	269,749

Dong-A Pharmaceutical Co., Ltd.(1)	2,407	227,703

Dong-A ST Co., Ltd.(1)	4,078	370,860

Dongkuk Steel Mill Co., Ltd.(1)	50,333	376,812

Doosan Corp.	1,901	201,527

Doosan Heavy Industries & Construction Co., Ltd.(1)	11,535	118,263

E-MART, Inc.	5,525	954,347

GS Engineering & Construction Corp.	10,435	442,312

GS Holdings Corp.	24,620	1,205,038

Hana Financial Group, Inc.	27,700	995,995

Hanjin Kal Corp.(1)	10,383	258,990

Hankook Tire Co., Ltd.(1)	14,523	546,299

Hanmi Pharm Co., Ltd.(1)	2,304	901,517

Hanmi Science Co., Ltd.(1)	9,239	610,062

Hansol Holdings Co., Ltd.(1)	37,566	169,308

Hansol Paper Co., Ltd.	12,933	200,040

Hanwha Aerospace Co., Ltd.(1)	9,095	257,422

Hanwha Chemical Corp.(1)	28,250	572,988

Hanwha Corp.(1)	6,080	192,721

HDC Hyundai Development Co-Engineering & Construction, Class E(1)	4,650	206,677

Hite-Jinro Co., Ltd.(1)	20,121	306,241

Hyosung Chemical Corp.(1)	760	96,777

Hyosung Corp.(1)	3,287	207,574

21	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

Hyosung TNC Co., Ltd.(1)	1,031	$159,726

Hyundai Department Store Co., Ltd.	2,715	233,723

Hyundai Engineering & Construction Co., Ltd.(1)	7,842	440,647

Hyundai Glovis Co., Ltd.	3,070	392,530

Hyundai Heavy Industries Co., Ltd.(1)	4,301	538,241

Hyundai Heavy Industries Holdings Co., Ltd.(1)	867	280,637

Hyundai Marine & Fire Insurance Co., Ltd.	5,856	196,549

Hyundai Mipo Dockyard Co., Ltd.	4,150	235,164

Hyundai Mobis Co., Ltd.(1)	9,659	1,956,596

Hyundai Motor Co.	19,239	2,242,912

Hyundai Steel Co.	16,100	740,832

Hyundai Wia Corp.(1)	5,400	212,464

Industrial Bank of Korea(1)	26,180	335,341

Kakao Corp.(1)	3,565	319,379

Kangwon Land, Inc.(1)	23,766	727,130

KB Financial Group, Inc.	38,300	1,645,648

KCC Corp.	745	219,358

Kia Motors Corp.	28,703	938,533

Korea Electric Power Corp.(1)	99,395	3,071,653

Korea Gas Corp.(1)	15,148	738,244

Korea Investment Holdings Co., Ltd.(1)	4,490	260,412

Korea Zinc Co., Ltd.(1)	1,988	787,253

Korean Air Lines Co., Ltd.(1)	10,010	327,887

Korean Reinsurance Co.	29,387	237,472

KT Corp.	69,653	1,790,449

KT Corp. ADR(1)	3,700	51,134

KT&G Corp.(1)	25,725	2,290,600

Kumho Petrochemical Co., Ltd.	4,400	356,859

LG Chem, Ltd.	6,650	2,206,096

LG Corp.	13,532	946,177

LG Display Co., Ltd.(1)	19,325	329,156

LG Electronics, Inc.	15,743	944,932

LG Hausys, Ltd.	2,858	179,969

LG Household & Health Care, Ltd.	1,800	2,047,996

LG Uplus Corp.	103,900	1,412,217

Lotte Chemical Corp.	2,291	619,656

Lotte Corp.(1)	5,796	273,298

LOTTE Fine Chemical Co., Ltd.	9,050	370,069

Lotte Shopping Co., Ltd.(1)	1,923	339,197

LS Corp.	3,530	182,435

LS Industrial Systems Co., Ltd.	3,300	156,097

Medy-Tox, Inc.	1,853	867,919

Mirae Asset Daewoo Co., Ltd.(1)	44,889	307,739

Naver Corp.	6,970	854,421

NCsoft Corp.	1,263	531,828

NH Investment & Securities Co., Ltd.(1)	21,508	270,929

Security	Shares	Value

South Korea (continued)

NHN Entertainment Corp.(1)	4,718	$251,492

Nong Shim Co., Ltd.	3,000	754,286

OCI Co., Ltd.(1)	4,137	399,873

Orion Corp. of Republic of Korea(1)	8,200	837,413

POSCO	10,900	2,690,686

Posco Daewoo Corp.	9,000	162,702

S-Oil Corp.	18,080	1,702,436

S1 Corp.	3,266	301,786

Samsung Biologics Co., Ltd.(1)(2)	2,681	967,583

Samsung C&T Corp.	8,300	897,990

Samsung Card Co., Ltd.	3,060	91,679

Samsung Electro-Mechanics Co., Ltd.	3,583	350,650

Samsung Electronics Co., Ltd.	188,330	7,852,251

Samsung Fire & Marine Insurance Co., Ltd.	3,579	878,133

Samsung Heavy Industries Co., Ltd.(1)	67,350	553,227

Samsung Life Insurance Co., Ltd.	8,610	684,609

Samsung SDI Co., Ltd.	2,525	509,693

Samsung Securities Co., Ltd.	9,540	287,991

Shinhan Financial Group Co., Ltd.	44,051	1,703,807

Shinsegae, Inc.	1,984	473,781

SK Chemicals Co., Ltd.	5,375	331,831

SK Holdings Co., Ltd.	3,484	827,585

SK Hynix, Inc.	24,100	1,611,560

SK Innovation Co., Ltd.	24,291	4,123,355

SK Networks Co., Ltd.	41,210	220,260

SK Telecom Co., Ltd.	13,100	3,032,759

ViroMed Co., Ltd.(1)	5,376	1,342,900

Woori Bank(1)(3)	48,286	642,280

Yuhan Corp.(1)	4,620	989,086

Zyle Motor Sales Corp.(1)	5,113	7,582

		$89,139,774

Sri Lanka — 0.7%

Access Engineering PLC	1,359,048	$104,854

Aitken Spence PLC	984,592	253,789

Ceylon Tobacco Co. PLC	122,121	960,455

Chevron Lubricants Lanka PLC	686,662	281,784

Commercial Bank of Ceylon PLC	1,876,179	1,197,612

DFCC Bank PLC	293,137	133,943

Dialog Axiata PLC	8,819,002	489,195

Hatton National Bank PLC	1,114,305	1,278,868

Hemas Holdings PLC	500,000	237,939

John Keells Holdings PLC	2,738,134	2,415,958

Lanka IOC PLC	1,004,003	115,272

Melstacorp PLC(1)	5,523,537	1,398,715

National Development Bank PLC	538,000	312,978

22	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Sri Lanka (continued)

Nations Trust Bank PLC(1)	386,337	$190,909

Sampath Bank PLC(1)	538,064	722,736

Teejay Lanka PLC	1,705,074	334,723

		$10,429,730

Taiwan — 5.5%

AcBel Polytech, Inc.	429,000	$284,459

Acer, Inc.	263,519	171,809

AirTAC International Group	92,714	1,093,495

AmTRAN Technology Co., Ltd.(1)	650,067	248,407

ASE Technology Holding Co., Ltd.	198,561	399,333

Asia Cement Corp.	280,356	337,090

Asustek Computer, Inc.	40,325	314,344

AU Optronics Corp.	578,837	226,903

Capital Securities Corp.	761,762	228,674

Catcher Technology Co., Ltd.	37,183	286,236

Cathay Financial Holding Co., Ltd.	647,533	931,201

Center Laboratories, Inc.	548,831	1,470,878

Chailease Holding Co., Ltd.	132,328	494,236

Chang Hwa Commercial Bank, Ltd.	584,655	342,677

Cheng Shin Rubber Industry Co., Ltd.	593,672	841,185

Chicony Electronics Co., Ltd.	100,164	221,030

China Airlines, Ltd.	2,591,887	899,081

China Development Financial Holding Corp.	1,527,050	501,599

China Life Insurance Co., Ltd.	352,389	321,058

China Motor Corp.	762,315	596,052

China Petrochemical Development Corp.(1)	414,564	145,989

China Steel Corp.	1,629,734	1,358,887

Chipbond Technology Corp.	68,000	151,101

Chong Hong Construction Co., Ltd.	184,999	512,790

Chunghwa Telecom Co., Ltd.	1,412,746	4,955,894

Clevo Co.	260,155	250,515

Compal Electronics, Inc.	260,345	156,124

CTBC Financial Holding Co., Ltd.	1,792,275	1,220,436

Delta Electronics, Inc.	95,151	475,448

Dynapack International Technology Corp.	97,374	150,385

E Ink Holdings, Inc.	172,000	184,268

E.Sun Financial Holding Co., Ltd.	1,040,040	728,967

Eclat Textile Co., Ltd.	47,159	541,994

Elan Microelectronics Corp.	66,710	188,193

EVA Airways Corp.	1,981,733	968,916

Evergreen International Storage & Transport Corp.	868,000	382,881

Evergreen Marine Corp.	1,881,441	741,240

Everlight Electronics Co., Ltd.	142,291	142,849

Far Eastern Department Stores, Ltd.	1,001,995	538,427

Far Eastern New Century Corp.	1,833,695	1,799,850

Security	Shares	Value

Taiwan (continued)

Far EasTone Telecommunications Co., Ltd.	791,084	$1,856,698

Feng Hsin Steel Co., Ltd.	183,260	349,139

First Financial Holding Co., Ltd.	719,322	479,671

Formosa Chemicals & Fibre Corp.	439,399	1,529,170

Formosa International Hotels Corp.	118,084	525,371

Formosa Petrochemical Corp.	915,320	3,250,235

Formosa Plastics Corp.	480,896	1,609,324

Formosa Taffeta Co., Ltd.	432,000	498,562

Formosan Rubber Group, Inc.	350,730	173,656

Foxconn Technology Co., Ltd.	109,087	212,883

Fubon Financial Holding Co., Ltd.	692,596	1,015,509

Giant Manufacturing Co., Ltd.	90,208	452,587

Goldsun Building Materials Co., Ltd.	1,672,928	477,018

Great Wall Enterprise Co., Ltd.	996,050	1,135,909

Highwealth Construction Corp.	441,669	696,185

Hiwin Technologies Corp.	115,241	933,719

Hon Hai Precision Industry Co., Ltd.	546,747	1,267,318

Hota Industrial Manufacturing Co., Ltd.	58,360	233,024

Hotai Motor Co., Ltd.	119,000	1,152,215

Hu Lane Associate, Inc.	90,000	265,244

Hua Nan Financial Holdings Co., Ltd.	777,678	469,803

Innolux Corp.	623,762	215,106

Inventec Corp.	324,966	253,725

Kenda Rubber Industrial Co., Ltd.	238,367	233,154

Kinpo Electronics, Inc.	1,125,000	411,799

Largan Precision Co., Ltd.	4,795	609,676

MediaTek, Inc.	77,462	627,670

Mega Financial Holding Co., Ltd.	1,027,730	897,186

Merida Industry Co., Ltd.	54,657	271,691

Nan Kang Rubber Tire Co., Ltd.	831,253	717,427

Nan Ya Plastics Corp.	671,214	1,677,146

Novatek Microelectronics Corp., Ltd.	41,942	220,343

Pegatron Corp.	135,028	230,653

Pou Chen Corp.	656,819	796,584

Powertech Technology, Inc.	111,865	262,614

President Chain Store Corp.	286,664	3,044,768

Quanta Computer, Inc.	198,508	365,799

Radium Life Tech Co., Ltd.(1)	633,422	295,555

Realtek Semiconductor Corp.	46,002	252,098

Ruentex Development Co., Ltd.	314,860	482,008

Sanyang Motor Co., Ltd.	1,013,866	669,655

ScinoPharm Taiwan, Ltd.	255,343	224,611

Shin Kong Financial Holding Co., Ltd.	1,243,256	357,120

Sino-American Silicon Products, Inc.	70,233	154,517

SinoPac Financial Holdings Co., Ltd.	894,414	305,186

St. Shine Optical Co., Ltd.	22,000	412,747

23	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Synnex Technology International Corp.	169,358	$211,628

Tainan Spinning Co., Ltd.	941,822	371,931

Taishin Financial Holding Co., Ltd.	1,129,729	503,885

Taiwan Business Bank	366,613	133,128

Taiwan Cement Corp.	613,513	760,388

Taiwan Cooperative Financial Holding Co., Ltd.	943,886	572,478

Taiwan Fertilizer Co., Ltd.	130,000	184,761

Taiwan Glass Industry Corp.	542,564	233,393

Taiwan Mobile Co., Ltd.	790,296	2,824,117

Taiwan Semiconductor Manufacturing Co., Ltd.	697,465	5,173,771

Taiwan Tea Corp.	395,711	204,852

Tatung Co., Ltd.(1)	427,785	381,901

Teco Electric & Machinery Co., Ltd.	1,627,000	992,843

Tong Yang Industry Co., Ltd.	374,608	479,939

Tripod Technology Corp.	68,535	184,387

TSRC Corp.	417,063	382,994

TTY Biopharm Co., Ltd.	534,330	1,403,129

Tung Ho Steel Enterprise Corp.	798,060	514,641

U-Ming Marine Transport Corp.	186,000	185,873

Uni-President Enterprises Corp.	2,351,831	5,573,114

United Microelectronics Corp.	816,090	311,679

United Renewable Energy Co., Ltd.(1)	685,542	187,122

Walsin Lihwa Corp.	1,614,000	936,265

Wan Hai Lines, Ltd.	518,962	267,680

Waterland Financial Holdings	723,556	234,489

Wei Chuan Food Corp.(1)	623,000	433,165

Wistron Corp.	289,489	202,888

Xxentria Technology Materials Corp.	234,700	558,004

Yageo Corp.	19,591	214,215

Yang Ming Marine Transport(1)	1,153,621	338,846

YFY, Inc.	531,120	201,062

Yieh Phui Enterprise Co., Ltd.	1,480,438	486,145

Yuanta Financial Holding Co., Ltd.	843,629	472,016

Yulon Motor Co., Ltd.	454,950	273,870

		$84,767,578

Thailand — 3.0%

Advanced Info Service PCL(7)	410,700	$2,355,924

Airports of Thailand PCL(7)	1,290,100	2,857,017

AP Thailand PCL(7)	1,657,700	371,695

Bangkok Bank PCL(7)	101,600	701,090

Bangkok Dusit Medical Services PCL(7)	2,943,300	2,225,437

Bangkok Land PCL(7)	7,258,500	390,704

Banpu PCL(7)	403,300	215,011

BEC World PCL(1)(7)	1,120,800	196,098

Berli Jucker PCL(7)	285,600	446,677

Security	Shares	Value

Thailand (continued)

BTS Group Holdings PCL(7)	1,624,000	$520,813

Bumrungrad Hospital PCL(7)	295,800	1,762,479

Central Pattana PCL(7)	537,000	1,374,216

Central Plaza Hotel PCL(7)	268,400	370,628

CH. Karnchang PCL(7)	187,120	154,533

Charoen Pokphand Foods PCL(7)	793,800	693,603

CP ALL PCL(7)	829,400	2,067,201

Delta Electronics (Thailand) PCL(7)	663,300	1,477,112

Electricity Generating PCL(7)	185,800	1,559,734

Glow Energy PCL(7)	391,300	1,157,105

Hana Microelectronics PCL(7)	933,400	1,033,135

Home Product Center PCL(7)	2,064,255	1,032,629

Indorama Ventures PCL(7)	657,600	1,014,070

IRPC PCL(7)	2,114,500	390,367

Italian-Thai Development PCL(1)(7)	2,682,406	219,942

Jasmine International PCL(7)	662,900	108,530

Kasikornbank PCL(7)	193,300	1,240,519

KCE Electronics PCL(7)	562,600	473,691

Khon Kaen Sugar Industry PCL(7)	1,189,180	121,377

Kiatnakin Bank PCL(7)	103,100	226,618

Krung Thai Bank PCL(7)	535,400	340,044

L.P.N. Development PCL(7)	1,255,000	283,826

Land & Houses PCL(7)	2,593,500	889,518

Minor International PCL(7)	1,283,877	1,598,282

Pruksa Holding PCL(7)	518,200	295,558

PTT Exploration & Production PCL(7)	259,798	1,026,164

PTT Global Chemical PCL(7)	470,200	1,027,111

PTT PCL(7)	1,396,800	2,175,141

Quality House PCL(7)	6,862,846	651,535

Ratchaburi Electricity Generating Holding PCL(7)	441,300	784,802

Robinson PCL(7)	315,200	687,121

Samart Corp. PCL(7)	867,800	186,581

Siam Cement PCL(7)	94,300	1,412,502

Siam City Cement PCL(7)	39,783	295,637

Siam Commercial Bank PCL(7)	281,600	1,201,054

Siam Global House PCL (The)(7)	1,162,656	696,927

Sino-Thai Engineering & Construction PCL(1)(7)	452,157	328,879

Super Energy Corp. PCL(1)(7)	11,910,000	221,556

Thai Airways International PCL(1)(7)	472,700	201,827

Thai Beverage PCL(7)	1,968,200	1,067,001

Thai Oil PCL(7)	158,700	366,863

Thai Union Group PCL(7)	465,900	279,286

Thanachart Capital PCL(7)	139,700	240,806

Thoresen Thai Agencies PCL(7)	1,334,265	220,472

TMB Bank PCL(7)	4,639,200	327,263

Total Access Communication PCL(7)	473,300	728,133

24	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)

TPI Polene PCL(7)	4,974,200	$340,665

True Corp. PCL(7)	5,357,890	877,459

TTW PCL(7)	2,149,000	873,522

		$46,383,490

Tunisia — 0.3%

Attijari Bank	16,957	$236,703

Banque de Tunisie	168,735	444,573

Banque Internationale Arabe de Tunisie	8,448	334,450

Banque Nationale Agricole(1)	87,115	385,302

Carthage Cement(1)	597,550	262,134

Euro Cycles SA	18,760	99,874

Poulina Group	122,715	667,476

Societe d’Articles Hygieniques SA(1)	95,830	350,126

Societe Frigorifique et Brasserie de Tunis SA	92,682	723,727

Telnet Holding	95,416	356,852

Union Internationale de Banques SA	40,688	302,473

		$4,163,690

Turkey — 3.1%

AG Anadolu Grubu Holding AS	109,884	$272,553

Akbank T.A.S.	1,154,240	1,585,128

Aksa Akrilik Kimya Sanayii AS	251,413	422,164

Aksa Enerji Uretim AS(1)	600,923	350,996

Albaraka Turk Katilim Bankasi AS	522,467	128,518

Anadolu Efes Biracilik ve Malt Sanayii AS	199,790	853,308

Arcelik AS	516,256	1,852,201

Aygaz AS	279,132	658,369

BIM Birlesik Magazalar AS	186,400	3,257,245

Cimsa Cimento Sanayi ve Ticaret AS	141,400	223,013

Coca-Cola Icecek AS	102,495	655,776

Dogan Sirketler Grubu Holding AS(1)	907,806	198,447

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	253,637

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,770,367	2,682,147

Enka Insaat ve Sanayi AS	910,424	871,261

Eregli Demir ve Celik Fabrikalari TAS	1,987,373	3,264,136

Ford Otomotiv Sanayi AS	157,461	1,827,191

Haci Omer Sabanci Holding AS	498,524	904,876

Is Gayrimenkul Yatirim Ortakligi AS	1,682,412	345,859

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,752,188	889,772

KOC Holding AS	538,149	1,804,472

Koza Altin Isletmeleri AS(1)	77,300	802,722

Migros Ticaret AS(1)	75,000	247,055

Net Holding AS(1)	325,363	116,368

Security	Shares	Value

Turkey (continued)

Pegasus Hava Tasimaciligi AS(1)	36,600	$214,566

Petkim Petrokimya Holding AS	1,139,360	1,272,951

TAV Havalimanlari Holding AS	101,888	550,169

Tekfen Holding AS	99,500	474,617

Tofas Turk Otomobil Fabrikasi AS	266,109	1,085,154

Trakya Cam Sanayii AS	365,441	256,879

Tupras-Turkiye Petrol Rafinerileri AS	246,878	6,642,401

Turk Hava Yollari AO(1)	406,634	1,211,345

Turk Sise ve Cam Fabrikalari AS	339,000	446,087

Turk Telekomunikasyon AS(1)	1,160,995	1,133,990

Turkcell Iletisim Hizmetleri AS	2,012,673	5,651,411

Turkiye Garanti Bankasi AS	882,172	1,547,725

Turkiye Halk Bankasi AS	267,144	393,829

Turkiye Is Bankasi AS, Class C	563,039	619,647

Turkiye Sinai Kalkinma Bankasi AS	1,026,653	168,993

Turkiye Vakiflar Bankasi TAO, Class D	458,258	424,696

Ulker Biskuvi Sanayi AS	213,500	761,765

Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	318,801

Yapi ve Kredi Bankasi AS(1)	609,032	230,137

		$47,872,377

United Arab Emirates — 1.4%

Abu Dhabi Commercial Bank PJSC	762,399	$1,944,173

Abu Dhabi National Hotels	108,000	83,241

Agthia Group PJSC	883,903	936,551

Air Arabia PJSC	2,563,979	698,336

Al Waha Capital PJSC	702,377	344,864

Aldar Properties PJSC	2,692,498	1,168,304

Arabtec Holding PJSC	1,029,141	606,265

Dana Gas PJSC	4,421,906	1,082,336

DP World, Ltd.	175,489	3,119,415

Dubai Financial Market PJSC	801,704	183,142

Dubai Investments PJSC	1,856,227	667,950

Dubai Islamic Bank PJSC	593,639	824,582

DXB Entertainments PJSC(1)	3,800,000	277,189

Emaar Properties PJSC	2,521,156	2,973,136

Emirates Telecommunications Group Co. PJSC	577,000	2,676,403

First Abu Dhabi Bank PJSC	949,103	3,813,420

RAK Properties PJSC	2,150,800	272,258

		$21,671,565

Vietnam — 1.4%

Bank for Foreign Trade of Vietnam JSC	964,355	$2,371,637

Bao Viet Holdings	307,150	1,226,293

Development Investment Construction Corp.(1)	341,447	231,310

25	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)

FLC Faros Construction JSC(1)	383,532	$519,830

FPT Corp.	80,712	151,275

HAGL JSC(1)	1,155,511	249,795

Hoa Phat Group JSC(1)	2,092,337	2,507,809

KIDO Group Corp.	529,520	457,927

Kinh Bac City Development Share Holding Corp.(1)	328,860	200,684

Masan Group Corp.(1)	377,350	1,269,028

PetroVietnam Drilling & Well Services JSC(1)	813,305	574,850

PetroVietnam Fertilizer & Chemical JSC	685,220	671,809

PetroVietnam Gas JSC	215,050	818,618

PetroVietnam Technical Services Corp.	817,700	653,568

Phu Nhuan Jewelry JSC	37,990	156,150

SSI Securities Corp.	198,000	224,062

Vietjet Aviation JSC	278,536	1,487,399

Vietnam Dairy Products JSC	471,127	2,745,387

Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	3	3

Vingroup JSC(1)	1,036,707	4,653,142

		$21,170,576

Total Common Stocks (identified cost $1,331,335,169)		$1,537,976,802

Rights(1) — 0.0%
Security	Shares	Value

Attijari Bank, Exp. 5/25/48	28	$0

Banque Nationale Agricole, Exp. 6/20/48	6	0

Societe d’Articles Hygieniques SA, Exp. 8/6/48	7	0

Societe d’Articles Hygieniques SA, Exp. 12/3/48	13	0

Total Rights (identified cost $0)		$0

Total Investments — 99.8% (identified cost $1,331,335,169)		$1,537,976,802

Other Assets, Less Liabilities — 0.2%		$3,541,552

Net Assets — 100.0%		$1,541,518,354

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $7,720,441 or 0.5% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $24,604,582 or 1.6% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Hong Kong Dollar	9.3%	$143,957,238

United States Dollar	8.2	127,391,227

Brazilian Real	6.2	95,170,887

South African Rand	5.9	91,023,517

South Korean Won	5.8	89,088,640

Indian Rupee	5.5	85,405,079

Mexican Peso	5.5	84,842,351

New Taiwan Dollar	5.5	84,767,578

New Turkish Lira	3.1	47,872,377

Indonesian Rupiah	3.1	47,100,558

Chilean Peso	3.0	45,877,817

Philippine Peso	3.0	45,757,240

Thai Baht	2.9	45,316,489

Polish Zloty	2.9	44,227,226

Malaysian Ringgit	2.8	43,100,532

Euro	2.8	42,974,753

Russian Ruble	2.0	31,823,514

Kuwaiti Dinar	1.8	28,481,159

United Arab Emirates Dirham	1.5	22,888,918

Chinese Yuan Renminbi	1.5	22,584,312

Saudi Riyal	1.4	22,159,929

Vietnamese Dong	1.4	21,170,576

Colombian Peso	1.4	21,099,552

Qatari Riyal	1.4	20,818,970

Other currency, less than 1% each	11.9	183,076,363

Total Investments	99.8%	$1,537,976,802

26	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	19.0%	$293,180,849

Materials	11.2	172,668,520

Consumer Staples	11.0	169,488,812

Industrials	10.9	167,571,702

Communication Services	9.7	150,036,474

Energy	9.5	146,082,738

Consumer Discretionary	8.4	129,602,919

Utilities	6.2	96,074,580

Health Care	5.3	80,971,056

Real Estate	4.5	69,445,689

Information Technology	4.1	62,853,463

Total Investments	99.8%	$1,537,976,802

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

27	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Statement of Assets and Liabilities

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $1,331,335,169)	$1,537,976,802

Cash	2,663,171

Foreign currency, at value (identified cost, $1,148,330)	1,150,787

Dividends receivable	2,783,351

Receivable for investments sold	2,845,717

Receivable for Fund shares sold	2,023,247

Tax reclaims receivable	71,521

Other assets	7,366

Total assets	$1,549,521,962

Liabilities

Payable for investments purchased	$53,597

Payable for Fund shares redeemed	4,740,599

Payable to affiliates:

Investment adviser fee	1,016,774

Administration fee	188,576

Distribution and service fees	41,072

Accrued foreign capital gains taxes	885,641

Accrued expenses	1,077,349

Total liabilities	$8,003,608

Net Assets	$1,541,518,354

Sources of Net Assets

Paid-in capital	$1,676,331,421

Accumulated loss	(134,813,067)

Total	$1,541,518,354

Investor Class Shares

Net Assets	$172,773,068

Shares Outstanding	12,099,777

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.28

Class C Shares

Net Assets	$5,884,832

Shares Outstanding	420,003

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$14.01

Institutional Class Shares

Net Assets	$1,268,617,894

Shares Outstanding	88,634,378

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.31

Class R6 Shares

Net Assets	$94,242,560

Shares Outstanding	6,588,707

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.30

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Statement of Operations

Investment Income	Year Ended January 31, 2019

Dividends (net of foreign taxes, $8,384,175)	$72,052,673

Interest	12,952

Total investment income	$72,065,625

Expenses

Investment adviser fee	$17,428,449

Administration fee	3,281,395

Distribution and service fees

Investor Class	647,534

Class C	82,292

Trustees’ fees and expenses	89,070

Custodian fee	2,720,322

Transfer and dividend disbursing agent fees	1,284,635

Legal and accounting services	150,210

Printing and postage	291,121

Registration fees	116,224

Interest expense and fees	289,741

Miscellaneous	187,278

Total expenses	$26,568,271

Net investment income	$45,497,354

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $284,339)	$38,311,124

Foreign currency transactions	(1,880,111)

Net realized gain	$36,431,013

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $11,166)	$(493,193,714)

Foreign currency	(22,139)

Net change in unrealized appreciation (depreciation)	$(493,215,853)

Net realized and unrealized loss	$(456,784,840)

Net decrease in net assets from operations	$(411,287,486)

29	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$45,497,354	$48,219,970

Net realized gain	36,431,013	14,886,813

Net change in unrealized appreciation (depreciation)	(493,215,853)	704,772,106

Net increase (decrease) in net assets from operations	$(411,287,486)	$767,878,889

Distributions to shareholders(1) —

Investor Class	$(3,545,868)	$(10,183,156)

Class C	(92,406)	(168,458)

Institutional Class	(30,416,590)	(49,803,465)

Class R6	(2,160,862)	(16,110,983)

Total distributions to shareholders	$(36,215,726)	$(76,266,062)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$41,632,451	$55,520,901

Class C	206,360	885,164

Institutional Class	280,037,814	420,440,001

Class R6	38,528,359	80,751,262

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	3,432,138	9,992,931

Class C	87,818	158,118

Institutional Class	23,229,644	36,505,344

Class R6	2,160,862	15,633,121

Cost of shares redeemed

Investor Class	(220,377,035)	(292,705,286)

Class C	(1,907,825)	(2,294,846)

Institutional Class	(757,598,270)	(756,611,346)

Class R6	(463,667,721)	(171,183,425)

Net asset value of shares converted

Investor Class	1,071,377	—

Class C	(1,071,377)	—

Net decrease in net assets from Fund share transactions	$(1,054,235,405)	$(602,908,061)

Net increase (decrease) in net assets	$(1,501,738,617)	$88,704,766

Net Assets

At beginning of year	$3,043,256,971	$2,954,552,205

At end of year	$1,541,518,354	$3,043,256,971 (2)

(1)

For the year ended January 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(23,728,662) at January 31, 2018. The requirement to disclose the corresponding amount as of January 31, 2019 was eliminated.

30	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Financial Highlights

	Investor Class

	Year Ended January 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$16.850	$13.340	$10.990	$13.850	$14.070

Income (Loss) From Operations

Net investment income(1)	$0.283	$0.223	$0.179	$0.185	$0.204

Net realized and unrealized gain (loss)	(2.570)	3.650	2.364	(2.851)	(0.166)

Total income (loss) from operations	$(2.287)	$3.873	$2.543	$(2.666)	$0.038

Less Distributions

From net investment income	$(0.283)	$(0.363)	$(0.193)	$(0.016)	$(0.180)

From net realized gain	—	—	—	(0.178)	(0.078)

Total distributions	$(0.283)	$(0.363)	$(0.193)	$(0.194)	$(0.258)

Net asset value — End of year	$14.280	$16.850	$13.340	$10.990	$13.850

Total Return(2)	(13.43)%	29.33%	23.32%	(19.59)%	0.25%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$172,773	$400,814	$520,939	$527,198	$599,094

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.44%	1.37%	1.38%	1.37%	1.36%

Net investment income	1.89%	1.52%	1.44%	1.43%	1.34%

Portfolio Turnover	2%	3%	6%	8%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

31	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Financial Highlights — continued

	Class C

	Year Ended January 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$16.530	$13.120	$10.840	$13.760	$13.960

Income (Loss) From Operations

Net investment income(1)	$0.146	$0.096	$0.083	$0.096	$0.094

Net realized and unrealized gain (loss)	(2.484)	3.580	2.340	(2.834)	(0.163)

Total income (loss) from operations	$(2.338)	$3.676	$2.423	$(2.738)	$(0.069)

Less Distributions

From net investment income	$(0.182)	$(0.266)	$(0.143)	$(0.004)	$(0.053)

From net realized gain	—	—	—	(0.178)	(0.078)

Total distributions	$(0.182)	$(0.266)	$(0.143)	$(0.182)	$(0.131)

Net asset value — End of year	$14.010	$16.530	$13.120	$10.840	$13.760

Total Return(2)	(14.10)%	28.32%	22.50%	(20.23)%	(0.51)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,885	$10,152	$9,209	$9,573	$15,996

Ratios (as a percentage of average daily net assets):

Expenses(3)	2.19%	2.12%	2.13%	2.12%	2.11%

Net investment income	1.01%	0.66%	0.68%	0.74%	0.63%

Portfolio Turnover	2%	3%	6%	8%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

32	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Financial Highlights — continued

	Institutional Class

	Year Ended January 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$16.910	$13.400	$11.040	$13.890	$14.110

Income (Loss) From Operations

Net investment income(1)	$0.304	$0.245	$0.212	$0.233	$0.243

Net realized and unrealized gain (loss)	(2.565)	3.673	2.375	(2.880)	(0.162)

Total income (loss) from operations	$(2.261)	$3.918	$2.587	$(2.647)	$0.081

Less Distributions

From net investment income	$(0.339)	$(0.408)	$(0.227)	$(0.025)	$(0.223)

From net realized gain	—	—	—	(0.178)	(0.078)

Total distributions	$(0.339)	$(0.408)	$(0.227)	$(0.203)	$(0.301)

Net asset value — End of year	$14.310	$16.910	$13.400	$11.040	$13.890

Total Return(2)	(13.20)%	29.56%	23.64%	(19.40)%	0.55%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,268,618	$2,030,663	$1,884,610	$1,803,056	$3,227,614

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.19%	1.12%	1.13%	1.12%	1.11%

Net investment income	2.04%	1.65%	1.68%	1.77%	1.59%

Portfolio Turnover	2%	3%	6%	8%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

33	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Financial Highlights — continued

	Class R6

	Year Ended January 31,				Period Ended January 31, 2015(1)
	2019	2018	2017	2016

Net asset value — Beginning of period	$16.910	$13.400	$11.040	$13.890	$16.010

Income (Loss) From Operations

Net investment income(2)	$0.380	$0.249	$0.225	$0.223	$0.027

Net realized and unrealized gain (loss)	(2.639)	3.676	2.370	(2.861)	(1.842)

Total income (loss) from operations	$(2.259)	$3.925	$2.595	$(2.638)	$(1.815)

Less Distributions

From net investment income	$(0.351)	$(0.415)	$(0.235)	$(0.034)	$(0.227)

From net realized gain	—	—	—	(0.178)	(0.078)

Total distributions	$(0.351)	$(0.415)	$(0.235)	$(0.212)	$(0.305)

Net asset value — End of period	$14.300	$16.910	$13.400	$11.040	$13.890

Total Return(3)	(13.18)%	29.69%	23.71%	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$94,243	$601,629	$539,794	$555,338	$593,622

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.13%	1.07%	1.08%	1.07%	1.07	%(6)

Net investment income	2.48%	1.67%	1.79%	1.72%	0.31	%(6)

Portfolio Turnover	2%	3%	6%	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

34	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

January 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Investor Class shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

35

Parametric

Emerging Markets Fund

January 31, 2019

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2019 and January 31, 2018 was as follows:

	Year Ended January 31,
	2019	2018

Ordinary income	$36,215,726	$76,266,062

During the year ended January 31, 2019, accumulated loss was increased by $7,122,467 and paid-in capital was increased by $7,122,467 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Deferred capital losses	$(321,812,527)

Net unrealized appreciation	$186,999,460

36

Parametric

Emerging Markets Fund

January 31, 2019

Notes to Financial Statements — continued

At January 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $321,812,527 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2019, $321,812,527 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,350,122,111

Gross unrealized appreciation	$475,214,865

Gross unrealized depreciation	(287,360,174)

Net unrealized appreciation	$187,854,691

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2019, the investment adviser fee amounted to $17,428,449 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2019, the administration fee amounted to $3,281,395.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2019, EVM earned $59,727 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2019 amounted to $647,534 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2019, the Fund paid or accrued to EVD $61,719 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2019 amounted to $20,573 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

37

Parametric

Emerging Markets Fund

January 31, 2019

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $52,887,993 and $1,096,570,736, respectively, for the year ended January 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2019	2018

Sales	2,821,720	3,766,534

Issued to shareholders electing to receive payments of distributions in Fund shares	260,627	654,358

Redemptions	(14,848,715)	(19,672,231)

Converted from Class C shares	77,276	—

Net decrease	(11,689,092)	(15,251,339)

	Year Ended January 31,
Class C	2019	2018

Sales	13,559	58,977

Issued to shareholders electing to receive payments of distributions in Fund shares	6,807	10,606

Redemptions	(135,557)	(157,753)

Converted to Investor Class shares	(78,753)	—

Net decrease	(193,944)	(88,170)

	Year Ended January 31,
Institutional Class	2019	2018

Sales	18,769,605	28,311,462

Issued to shareholders electing to receive payments of distributions in Fund shares	1,758,840	2,369,982

Redemptions	(51,951,337)	(51,281,512)

Net decrease	(31,422,892)	(20,600,068)

	Year Ended January 31,
Class R6	2019	2018

Sales	2,639,075	5,554,714

Issued to shareholders electing to receive payments of distributions in Fund shares	162,478	1,015,051

Redemptions	(31,780,927)	(11,291,637)

Net decrease	(28,979,374)	(4,721,872)

38

Parametric

Emerging Markets Fund

January 31, 2019

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the year ended January 31, 2019 were $9,287,000 and 3.01%, respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$12,568,400	$673,412,401		$661,858	$686,642,659

Emerging Europe	12,182,606	266,672,967		0	278,855,573

Latin America	291,291,400	—		—	291,291,400

Middle East/Africa	3,027,725	278,113,922		45,523	281,187,170

Total Common Stocks	$319,070,131	$1,218,199,290	**	$707,381	$1,537,976,802

Rights	$—	$0		$—	$0

Total Investments	$319,070,131	$1,218,199,290		$707,381	$1,537,976,802

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2019 is not presented.

39

Parametric

Emerging Markets Fund

January 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

40

Parametric

Emerging Markets Fund

January 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended January 31, 2019, the Fund designates approximately $46,897,598, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2019, the Fund paid foreign taxes of $8,431,806 and recognized foreign source income of $80,223,542.

41

Parametric

Emerging Markets Fund

January 31, 2019

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	101,277,238	3,556,585

Keith Quinton	101,276,452	3,557,370

Marcus L. Smith	101,282,473	3,551,350

Susan J. Sutherland	101,282,249	3,551,574

Scott E. Wennerholm	101,274,142	3,559,680

Results are rounded to the nearest whole number.

42

Parametric

Emerging Markets Fund

January 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

43

Parametric

Emerging Markets Fund

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

44

Parametric

Emerging Markets Fund

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774    1.31.19

Parametric

International Equity Fund

Annual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2019

Parametric

International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	33

Federal Tax Information	34

Special Meeting of Shareholders	35

Management and Organization	36

Important Notices	39

Parametric

International Equity Fund

January 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2019, developed international equity markets declined 12.51%, as measured by the MSCI EAFE Index (the Index).2 The decline was broad-based, with only one country — Israel — posting a positive return during the period.

The beginning of the period was marked by a return to volatility following a buoyant 2017. Investor sentiment shifted as geopolitical risks began to outweigh positive economic results. Deteriorating global trade relations, indications of tightening from the European Central Bank and growing political risk entered the forefront of investor concerns during the period.

European countries declined the most due, in part, to investor concerns about slowing economic growth and the negative impact of global trade skirmishes on Europe’s trade-dependent economy. In addition, the aggressively anti-euro attitude of Italy’s newly elected government caused concerns throughout the eurozone.

The U.K. declined less than the broader market. Investor concerns around the looming Brexit deadline were outweighed by a perceived decline in the probability of a no-deal Brexit, along with strength in the energy sector due to rising commodity prices for much of the period and positive results in the health care sector.

Japan also modestly outperformed the Index during the period as investors flocked to the traditional safe-haven country at the end of 2018. Despite investor fears of U.S. tariffs impacting Japan’s export-led economy, strong economic growth and the re-election of Prime Minister Abe bolstered the country’s equity markets.

The strengthening U.S. dollar also detracted from Index returns. An increase in the value of the dollar during the period served to decrease the worth of foreign-denominated assets when stated in U.S. dollar terms.

Fund Performance

For the 12-month period ended January 31, 2019, Parametric International Equity Fund (the Fund) returned –9.73% for Investor Class shares at net asset value (NAV), outperforming the Index, which returned –12.51%.

Factors contributing to Fund performance relative to the Index included the Fund’s sector diversification6 process within Germany, particularly due to the overweight position in real estate as investors anticipated increased demand for housing as a result of employers moving staff to Germany due to Brexit. The sector diversification process in Japan also added to excess returns due, in part, to an overweight position in the traditionally defensive utilities sector, which returned nearly 20%, as traditionally cyclical asset classes saw outflows. Out-of-Index small-cap holdings in Sweden also aided relative results during the period.

Factors detracting from Fund performance relative to the Index included the sector diversification process within Switzerland. This was partially due to an underweight position in the health care sector, which rose on strong earnings from major pharmaceutical constituents. An underweight position in the U.K., as well as out-of-Index small-cap holdings within the U.K. health care market, also weighed on relative results. Additionally, the sector diversification process within Hong Kong detracted from relative performance during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

International Equity Fund

January 31, 2019

Performance2,3

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	–9.73%	4.13%	5.27%
Institutional Class at NAV	04/01/2010	04/01/2010	–9.53	4.39	5.54
Class R at NAV	08/10/2015	04/01/2010	–9.96	3.93	5.16
Class R6 at NAV	08/10/2015	04/01/2010	–9.56	4.40	5.54
MSCI EAFE Index	—	—	–12.51%	2.66%	4.53%

% Total Annual Operating Expense Ratios[4]		Investor Class	Institutional Class	Class R	Class R6
Gross		0.86%	0.61%	1.11%	0.58%
Net		0.75	0.50	1.00	0.47

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	04/01/2010	$80,526	N.A.
Class R	$10,000	04/01/2010	$15,601	N.A.
Class R6	$1,000,000	04/01/2010	$1,611,540	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

International Equity Fund

January 31, 2019

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Nestle SA	1.1%

Compagnie Financiere Richemont SA, Class A	0.9

Sanofi	0.8

Total SA	0.8

Unilever NV	0.7

Air Liquide SA	0.7

Deutsche Telekom AG	0.6

SAP SE	0.6

Orange SA	0.6

Novartis AG	0.6

Total	7.4%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric

International Equity Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.
[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 1, 2019, the portfolio managers of the Fund will be Thomas Seto, Paul Bouchey and Jennifer Sireklove, each of Parametric Portfolio Associates LLC.

5

Parametric

International Equity Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$932.00	$3.65	**	0.75%
Institutional Class	$1,000.00	$932.50	$2.44	**	0.50%
Class R	$1,000.00	$930.30	$4.87	**	1.00%
Class R6	$1,000.00	$932.20	$2.29	**	0.47%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.40	$3.82	**	0.75%
Institutional Class	$1,000.00	$1,022.70	$2.55	**	0.50%
Class R	$1,000.00	$1,020.20	$5.09	**	1.00%
Class R6	$1,000.00	$1,022.80	$2.40	**	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments

Common Stocks — 98.5%
Security	Shares	Value

Australia — 8.8%

Adelaide Brighton, Ltd.	13,200	$43,095

Alumina, Ltd.	55,500	98,705

Amcor, Ltd.	17,100	169,781

AMP, Ltd.	110,100	181,531

APA Group	168,000	1,123,049

ARB Corp., Ltd.	5,909	67,368

Aristocrat Leisure, Ltd.	35,900	645,683

Atlas Arteria, Ltd.	33,880	164,161

Atlassian Corp. PLC, Class A(1)	10,500	1,033,200

Aurizon Holdings, Ltd.	93,250	298,812

AusNet Services	424,500	510,098

Australia and New Zealand Banking Group, Ltd.	27,700	504,247

Australian Pharmaceutical Industries, Ltd.	100,174	91,893

BHP Group, Ltd.	28,450	726,411

Boral, Ltd.	21,487	77,734

Brambles, Ltd.	56,335	437,100

Bravura Solutions, Ltd.	34,000	104,213

BWP Trust	43,000	114,023

Caltex Australia, Ltd.	14,550	284,392

carsales.com, Ltd.	36,600	336,584

Charter Hall Retail REIT	49,000	162,369

Cimic Group, Ltd.	4,546	148,201

Cleanaway Waste Management, Ltd.	110,518	145,473

Coca-Cola Amatil, Ltd.	40,900	249,795

Cochlear, Ltd.	2,716	383,839

Coles Group, Ltd.(1)	66,300	602,900

Commonwealth Bank of Australia	13,350	680,225

Computershare, Ltd.	41,000	531,140

Corporate Travel Management, Ltd.	4,900	83,920

Cromwell Property Group	233,500	180,191

Crown Resorts, Ltd.	25,500	222,207

CSL, Ltd.	12,050	1,713,438

CSR, Ltd.	25,925	55,183

Dexus	45,000	376,790

Domino’s Pizza Enterprises, Ltd.	3,000	99,497

DuluxGroup, Ltd.	13,768	68,657

Evolution Mining, Ltd.	44,676	130,421

Flight Centre Travel Group, Ltd.	5,800	182,002

Fortescue Metals Group, Ltd.	27,000	111,535

GPT Group (The)	81,100	342,918

GrainCorp, Ltd., Class A	25,572	176,625

GUD Holdings, Ltd.	8,300	67,780

GWA Group, Ltd.	32,000	65,073

Hansen Technologies, Ltd.	30,805	77,029

Harvey Norman Holdings, Ltd.	37,504	92,101

Security	Shares	Value

Australia (continued)

IDP Education, Ltd.	14,400	$119,057

Incitec Pivot, Ltd.	42,949	103,661

Inghams Group, Ltd.	53,650	179,620

InvoCare, Ltd.	7,600	67,497

James Hardie Industries PLC CDI	6,121	68,177

JB Hi-Fi, Ltd.	6,499	105,897

Link Administration Holdings, Ltd.	75,000	390,786

Mirvac Group	185,300	324,900

MYOB Group, Ltd.	32,500	80,215

National Australia Bank, Ltd.	23,600	409,806

Navitas, Ltd.	32,100	131,285

Newcrest Mining, Ltd.	10,706	190,468

Nine Entertainment Co. Holdings, Ltd.	385,413	409,169

Northern Star Resources, Ltd.	21,243	135,785

Oil Search, Ltd.	69,256	394,321

Orica, Ltd.	5,800	72,405

Orora, Ltd.	42,869	98,784

Premier Investments, Ltd.	7,193	72,440

Qantas Airways, Ltd.	38,249	151,640

Qube Holdings, Ltd.	57,000	111,681

Ramsay Health Care, Ltd.	2,800	115,641

Rio Tinto, Ltd.	5,548	352,773

Santos, Ltd.	98,500	464,743

Scentre Group	188,500	545,949

Shopping Centres Australasia Property Group	68,000	123,394

Sonic Healthcare, Ltd.	8,700	145,930

Southern Cross Media Group, Ltd.	275,000	210,348

Spark Infrastructure Group	361,000	634,331

SpeedCast International, Ltd.	89,600	189,876

Star Entertainment Group, Ltd. (The)	62,300	201,585

Sydney Airport	45,111	215,328

Technology One, Ltd.	75,000	381,235

Telstra Corp., Ltd.	446,000	1,011,187

Transurban Group	78,900	699,706

Vicinity Centres	125,495	238,926

Viva Energy Group, Ltd.(1)(2)	60,000	80,531

Washington H. Soul Pattinson & Co., Ltd.	17,626	338,053

Wesfarmers, Ltd.	32,900	771,787

Westpac Banking Corp.	27,100	484,332

Woodside Petroleum, Ltd.	42,550	1,064,321

Woolworths Group, Ltd.	57,600	1,230,796

		$27,079,755

Austria — 1.1%

ams AG	19,000	$509,313

ANDRITZ AG	4,700	232,030

7	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Austria (continued)

CA Immobilien Anlagen AG	5,940	$212,657

DO & Co. AG	1,870	178,189

Erste Group Bank AG	7,150	249,574

EVN AG	5,000	80,917

IMMOFINANZ AG	9,282	245,409

Lenzing AG	1,180	115,443

Oesterreichische Post AG	3,050	114,763

OMV AG	9,350	464,908

Porr AG	3,440	78,727

Rhi Magnesita NV	2,046	114,521

Telekom Austria AG	32,350	247,331

UNIQA Insurance Group AG	14,300	130,558

Verbund AG	7,300	373,083

Wienerberger AG	6,800	152,660

		$3,500,083

Belgium — 2.2%

Ageas	5,900	$274,329

AGFA-Gevaert NV(1)	19,500	76,701

Anheuser-Busch InBev SA/NV	12,500	955,041

Barco NV	1,818	222,390

Befimmo SA	3,060	183,525

Bekaert SA	9,000	242,407

bpost SA	23,800	218,184

Colruyt SA	1,550	111,315

D’ieteren SA/NV	3,850	145,873

Econocom Group SA/NV	45,600	165,353

Elia System Operator SA/NV	4,210	308,052

Euronav SA	27,200	212,969

Fagron	6,200	113,046

Gimv NV	1,000	57,232

Ion Beam Applications(1)	3,519	50,018

KBC Group NV	6,400	434,496

Materialise NV ADR(1)	5,000	82,650

Mithra Pharmaceuticals SA(1)	3,200	105,757

Proximus SA	19,900	534,230

Retail Estates NV	755	66,984

Sofina SA	780	154,708

Solvay SA	4,800	522,575

Telenet Group Holding NV	9,400	435,130

Tessenderlo Group SA(1)	2,900	102,700

UCB SA	6,120	530,317

Warehouses De Pauw CVA	4,300	628,298

		$6,934,280

Security	Shares	Value

Denmark — 2.2%

Alm Brand A/S	9,000	$77,471

Ascendis Pharma A/S ADR(1)	1,000	71,460

Bakkafrost P/F	2,234	116,137

Carlsberg A/S, Class B	5,325	609,628

Chr. Hansen Holding A/S	4,700	446,340

Danske Bank A/S	24,000	444,657

Dfds A/S	2,300	108,585

DSV A/S	3,700	295,291

GN Store Nord A/S	3,600	155,183

H Lundbeck AS	1,459	64,064

ISS A/S	4,580	129,801

Jyske Bank A/S	2,000	75,026

Netcompany Group AS(1)(2)	2,900	97,635

Nilfisk Holding A/S(1)	2,150	79,469

Novo Nordisk A/S, Class B	15,050	705,334

Novozymes A/S, Class B	10,460	437,408

Orsted A/S(2)	13,900	1,004,450

Pandora A/S	13,100	568,901

Ringkjoebing Landbobank A/S	2,260	120,972

Rockwool International A/S, Class B	246	65,981

Royal Unibrew A/S	1,899	143,020

Scandinavian Tobacco Group AS(2)	5,600	72,451

SimCorp A/S	4,300	339,365

Topdanmark A/S	2,527	120,397

Tryg A/S	3,700	94,399

Vestas Wind Systems A/S	3,900	322,387

		$6,765,812

Finland — 2.1%

Amer Sports Oyj	12,000	$532,654

Citycon Oyj	50,397	103,071

Cramo Oyj	3,655	69,834

DNA Oyj	5,000	105,342

Elisa Oyj	13,450	562,715

Fortum Oyj	28,965	658,314

Huhtamaki Oyj	4,124	135,925

Kemira Oyj	9,600	116,763

Kesko Oyj, Class B	9,180	528,242

Kone Oyj, Class B	6,200	301,463

Metsa Board Oyj	9,623	70,048

Neste Oyj	7,977	730,854

Nokia Oyj	105,000	663,354

Oriola Oyj, Series B	21,185	52,718

Orion Oyj, Class B	13,100	463,098

Sampo Oyj, Class A	7,880	361,025

Terveystalo Oyj(2)	7,800	74,612

8	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Finland (continued)

Tieto Oyj	2,033	$58,310

Tokmanni Group Corp.	17,360	169,497

UPM-Kymmene Oyj	12,756	370,456

Valmet Oyj	3,811	85,864

Wartsila Oyj Abp	7,700	125,731

YIT Oyj	13,000	84,062

		$6,423,952

France — 9.1%

Aeroports de Paris	489	$93,546

Air Liquide SA	17,650	2,142,701

Airbus SE	4,550	524,433

Alstom SA	2,298	92,448

Alten SA	2,800	268,335

Altran Technologies SA	25,000	236,169

Arkema SA	3,800	360,040

Atos SE	5,000	455,899

AXA SA	38,000	881,226

Bureau Veritas SA	4,718	104,815

Carrefour SA	19,800	391,562

Christian Dior SE	216	91,189

Cie Generale des Etablissements Michelin SCA	1,700	184,657

CNP Assurances	10,100	229,461

Covivio	6,550	669,506

Credit Agricole SA	29,900	341,500

Dassault Systemes SE	7,370	923,694

Edenred	2,500	101,242

Eiffage SA	1,270	118,981

Elior Group SA(2)	3,613	50,858

Elis SA	4,300	69,558

Engie SA	83,000	1,330,599

EssilorLuxottica SA	5,834	739,046

Eurazeo SE	2,700	200,683

Eutelsat Communications SA	5,093	108,006

Fnac Darty SA(1)	1,400	98,600

Gaztransport Et Technigaz SA	1,000	84,467

Gecina SA	6,300	925,864

Getlink SE	10,600	155,022

Hermes International	370	221,737

Ingenico Group SA	4,930	268,723

L’Oreal SA	4,810	1,159,331

Lagardere SCA	3,693	96,493

Legrand SA	2,162	128,091

LVMH Moet Hennessy Louis Vuitton SE	3,070	984,857

Neopost SA	5,400	135,534

Orange SA	119,900	1,859,696

Security	Shares	Value

France (continued)

Pernod-Ricard SA	4,660	$773,155

Peugeot SA	5,850	147,159

Publicis Groupe SA	7,200	439,631

Remy Cointreau SA	2,000	232,257

Renault SA	2,980	210,880

Rubis SCA	5,550	331,286

Safran SA	2,850	374,459

Sanofi	29,600	2,572,769

SCOR SE	7,100	298,766

SEB SA	492	75,443

Societe BIC SA	850	85,128

Societe Generale SA	15,000	467,692

Sodexo SA	2,760	287,319

Suez	25,209	323,095

Talend SA ADR(1)	5,300	197,160

Teleperformance	618	106,358

Thales SA	1,146	126,735

Total SA	44,500	2,439,540

Unibail-Rodamco-Westfield	5,223	939,365

Veolia Environnement SA	25,000	528,141

Vinci SA	4,433	390,061

		$28,174,968

Germany — 8.8%

Aareal Bank AG	5,640	$182,378

adidas AG	2,650	630,544

Allianz SE	6,160	1,306,982

alstria office REIT AG	16,144	242,968

Axel Springer SE	2,680	164,092

BASF SE	21,500	1,575,039

Bayerische Motoren Werke AG	4,900	412,827

Bayerische Motoren Werke AG, PFC Shares	2,656	196,312

Bechtle AG	1,900	151,183

Beiersdorf AG	8,460	846,861

Brenntag AG	1,852	87,688

CANCOM SE	3,700	143,629

Carl Zeiss Meditec AG	2,900	263,210

Continental AG	2,620	414,055

Covestro AG(2)	4,700	259,720

Delivery Hero SE(1)(2)	4,560	168,416

Deutsche Boerse AG	3,050	406,101

Deutsche EuroShop AG	6,000	186,717

Deutsche Lufthansa AG	3,000	75,738

Deutsche Post AG	14,859	438,877

Deutsche Telekom AG	119,400	1,941,546

9	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)

Deutsche Wohnen SE	18,060	$902,229

Dialog Semiconductor PLC(1)	6,400	187,114

Evonik Industries AG	7,050	192,807

Evotec AG(1)	8,500	199,594

Fielmann AG	1,390	94,375

Fraport AG	716	56,588

Fresenius Medical Care AG & Co. KGaA	5,830	428,797

Fresenius SE & Co. KGaA	11,100	575,534

Fuchs Petrolub SE, PFC Shares	3,000	140,730

GEA Group AG	2,527	69,620

Gerresheimer AG	3,000	203,163

Grand City Properties SA	12,766	317,624

Hannover Rueck SE	1,092	157,612

HeidelbergCement AG	4,100	283,913

Henkel AG & Co. KGaA	9,360	857,949

Hochtief AG	680	101,706

Hugo Boss AG	2,780	199,327

Innogy SE(2)	13,850	656,191

KION Group AG	1,800	103,929

KWS Saat SE	205	64,747

LEG Immobilien AG	3,814	448,036

MAN SE	700	72,365

Merck KGaA	3,400	356,997

Metro AG	27,200	460,303

MorphoSys AG(1)	1,650	178,507

MTU Aero Engines AG	820	176,827

Muenchener Rueckversicherungs-Gesellschaft AG	2,455	547,858

Nemetschek SE	1,300	166,846

Osram Licht AG	1,420	60,424

ProSiebenSat.1 Media SE	13,700	244,553

Puma SE	350	195,072

Rational AG	114	71,512

Rheinmetall AG	1,350	140,225

RWE AG	44,500	1,106,788

RWE AG, PFC Shares	13,100	321,509

SAP SE	18,350	1,897,485

Sartorius AG, PFC Shares	1,950	292,724

Siemens AG	11,550	1,268,165

Siemens Healthineers AG(1)(2)	5,200	205,200

Software AG	5,200	188,923

Suedzucker AG	24,000	390,134

Symrise AG	3,400	282,407

TAG Immobilien AG	15,000	379,107

Talanx AG(1)	1,940	72,084

Telefonica Deutschland Holding AG(2)	72,400	253,824

TLG Immobilien AG	9,950	305,486

Security	Shares	Value

Germany (continued)

TUI AG	16,400	$248,319

Uniper SE	25,000	724,918

VERBIO Vereinigte BioEnergie AG	4,576	36,604

Zalando SE(1)(2)	6,600	201,389

		$27,183,023

Hong Kong — 4.4%

AIA Group, Ltd.	151,200	$1,365,261

Alibaba Health Information Technology, Ltd.(1)	162,000	149,267

ASM Pacific Technology, Ltd.	26,500	285,518

Bank of East Asia, Ltd. (The)	30,000	101,192

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	108,000	190,505

BOC Hong Kong Holdings, Ltd.	70,000	270,474

Brightoil Petroleum Holdings, Ltd.(1)(3)	262,000	0

Cafe de Coral Holdings, Ltd.	38,000	102,620

Champion REIT	76,000	57,776

China Goldjoy Group, Ltd.	996,000	47,857

Chow Tai Fook Jewellery Group, Ltd.	78,600	70,196

CK Asset Holdings, Ltd.	45,000	378,846

CK Hutchison Holdings, Ltd.	36,500	368,621

CLP Holdings, Ltd.	60,000	698,823

Esprit Holdings, Ltd.(1)	257,000	53,445

First Pacific Co., Ltd.	282,000	122,308

Fortune REIT	70,000	86,513

Galaxy Entertainment Group, Ltd.	79,000	550,049

Global Cord Blood Corp.	20,900	131,252

Hang Lung Group, Ltd.	21,000	61,714

Hang Lung Properties, Ltd.	57,000	124,810

Hang Seng Bank, Ltd.	12,000	276,083

Henderson Land Development Co., Ltd.	37,152	211,199

HK Electric Investments & HK Electric Investments, Ltd.	145,500	148,442

HKBN, Ltd.	228,000	352,482

HKT Trust and HKT, Ltd.	427,000	629,724

Hong Kong & China Gas Co., Ltd.	343,210	745,811

Hongkong Land Holdings, Ltd.	27,800	199,990

Hutchison Telecommunications Hong Kong Holdings, Ltd.	180,000	71,320

Hysan Development Co., Ltd.	18,000	93,669

Jardine Matheson Holdings, Ltd.	9,000	602,052

Jardine Strategic Holdings, Ltd.	7,900	302,854

Kerry Properties, Ltd.	26,000	107,992

Li & Fung, Ltd.	630,000	107,076

Lifestyle International Holdings, Ltd.	40,000	60,392

Link REIT	35,000	384,725

Luk Fook Holdings International, Ltd.	27,000	78,485

Macau Legend Development, Ltd.	273,000	47,489

Madison Holdings Group, Ltd.(1)	760,000	84,443

10	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)

Melco Resorts & Entertainment, Ltd. ADR	6,900	$148,902

MGM China Holdings, Ltd.	76,400	148,343

MTR Corp., Ltd.	69,000	385,901

Nexteer Automotive Group, Ltd.	48,000	72,670

NWS Holdings, Ltd.	138,000	315,597

Pacific Textiles Holdings, Ltd.	81,000	70,645

PCCW, Ltd.	617,000	367,293

Power Assets Holdings, Ltd.	53,500	360,404

Shangri-La Asia, Ltd.	50,000	65,291

SmarTone Telecommunication Holdings, Ltd.	80,000	94,979

Superb Summit International Group, Ltd.(1)(3)	230,000	0

Swire Pacific, Ltd., Class A	9,500	112,511

Swire Pacific, Ltd., Class B	45,000	80,423

Swire Properties, Ltd.	25,400	99,141

Techtronic Industries Co., Ltd.	53,000	309,390

Tongda Group Holdings, Ltd.	910,000	123,650

Town Health International Medical Group, Ltd.(1)(3)	604,000	26,555

Vitasoy International Holdings, Ltd.	166,000	675,321

VSTECS Holdings, Ltd.	154,000	74,030

VTech Holdings, Ltd.	23,000	219,699

Wharf Real Estate Investment Co., Ltd.	22,000	150,502

Yue Yuen Industrial Holdings, Ltd.	43,000	146,665

		$13,769,187

Ireland — 2.2%

AIB Group PLC	84,800	$379,623

Bank of Ireland Group PLC	111,400	668,464

Cairn Homes PLC(1)	117,000	174,059

CRH PLC	29,100	837,631

Dalata Hotel Group PLC	17,000	111,148

Fly Leasing, Ltd. ADR(1)	9,000	101,610

Glanbia PLC	7,647	146,130

Grafton Group PLC	23,500	226,892

Greencore Group PLC	42,726	108,366

Hibernia REIT PLC	257,300	386,914

ICON PLC(1)	5,780	808,506

Irish Continental Group PLC	48,700	264,738

Irish Residential Properties REIT PLC	165,400	283,750

Kerry Group PLC, Class A	7,100	724,970

Kingspan Group PLC	10,449	427,351

Paddy Power Betfair PLC	8,826	720,926

Smurfit Kappa Group PLC	7,000	201,850

UDG Healthcare PLC	27,700	210,878

		$6,783,806

Security	Shares	Value

Israel — 2.2%

Airport City, Ltd.(1)	12,070	$159,129

Amot Investments, Ltd.	22,481	118,561

Bank Leumi Le-Israel B.M.	49,930	330,107

Bayside Land Corp.	83	39,712

Bezeq The Israeli Telecommunication Corp., Ltd.	701,000	562,253

Brack Capital Properties NV(1)	284	28,123

Check Point Software Technologies, Ltd.(1)	2,350	263,012

CyberArk Software, Ltd.(1)	1,000	87,760

Delek Automotive Systems, Ltd.	13,963	63,059

Delta-Galil Industries, Ltd.	1,119	32,369

Elbit Systems, Ltd.	4,150	514,067

Electra Consumer Products 1970, Ltd.	7,750	87,032

Electra, Ltd.	291	68,642

First International Bank of Israel, Ltd.	4,135	97,907

Gazit-Globe, Ltd.	11,000	89,998

IDI Insurance Co., Ltd.	672	36,997

Inrom Construction Industries, Ltd.	18,751	60,907

Israel Chemicals, Ltd.	141,700	822,438

Israel Discount Bank, Ltd., Series A	46,000	162,695

Kenon Holdings, Ltd.	3,095	56,670

Melisron, Ltd.	3,626	167,014

Mizrahi Tefahot Bank, Ltd.	7,050	131,150

Nice, Ltd.(1)	2,738	301,853

Oil Refineries, Ltd.	592,800	288,767

Orbotech, Ltd.(1)	1,735	106,408

Paz Oil Co., Ltd.	2,936	439,157

Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	4,240	230,446

Reit 1, Ltd.	19,864	82,130

Sella Capital Real Estate, Ltd.	44,539	76,387

Shapir Engineering and Industry, Ltd.	30,000	105,283

Strauss Group, Ltd.	17,550	426,337

Taro Pharmaceutical Industries, Ltd.	1,000	95,140

Teva Pharmaceutical Industries, Ltd. ADR(1)	38,320	760,652

		$6,892,162

Italy — 4.4%

A2A SpA	44,663	$81,493

Amplifon SpA	21,600	386,973

Assicurazioni Generali SpA	21,540	377,107

ASTM SpA	5,700	136,766

Atlantia SpA	22,750	538,472

Autogrill SpA	9,900	89,052

Banca Mediolanum SpA	14,000	85,414

Banca Popolare di Sondrio SCPA	17,850	47,626

Bio-On SpA(1)	3,700	254,711

BPER Banca	16,800	56,934

11	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)

Brembo SpA	8,900	$101,664

Brunello Cucinelli SpA	2,300	83,175

Cementir Holding SpA	27,092	184,560

Cerved Group SpA	9,600	84,494

COSMO Pharmaceuticals NV(1)	2,550	227,372

Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	49,464

Datalogic SpA	3,000	81,102

Davide Campari-Milano SpA	93,200	837,362

De’Longhi SpA	3,050	76,100

DiaSorin SpA	4,790	438,637

El.En. SpA	5,604	102,657

Enav SpA(2)	13,855	70,927

Enel SpA	188,000	1,136,256

ENI SpA	68,600	1,163,169

Ferrari NV(4)	400	50,520

Ferrari NV(4)	3,540	440,766

FinecoBank Banca Fineco SpA	8,950	97,322

Hera SpA	21,000	70,970

IMA Industria Macchine Automatiche SpA	1,000	66,298

Infrastrutture Wireless Italiane SpA(2)	68,200	542,928

International Game Technology PLC	5,600	91,616

Interpump Group SpA	6,800	219,077

Intesa Sanpaolo SpA	203,000	464,489

Italgas SpA	13,643	82,601

Leonardo SpA	21,600	209,305

Mediobanca Banca di Credito Finanziario SpA	17,200	149,894

Moncler SpA	7,850	295,432

OVS SpA(1)(2)	51,000	77,816

Pirelli & C SpA(1)(2)	19,600	128,113

Poste Italiane SpA(2)	8,902	76,661

Prada SpA	18,400	60,894

Prysmian SpA	10,536	226,348

Reply SpA	3,300	182,937

Retelit SpA	143,500	252,478

Salvatore Ferragamo SpA	3,800	76,212

Saras SpA	65,200	138,922

Snam SpA	65,544	312,994

Societa Iniziative Autostradali e Servizi SpA	4,176	64,273

STMicroelectronics NV	92,200	1,468,715

Telecom Italia SpA(1)	1,372,000	763,387

Terna Rete Elettrica Nazionale SpA	40,600	250,220

Tod’s SpA	1,500	69,814

Unione di Banche Italiane SpA	29,142	74,770

UnipolSai Assicurazioni SpA	28,030	69,968

		$13,767,227

Security	Shares	Value

Japan — 13.1%

Activia Properties, Inc.	50	$216,397

Advance Residence Investment Corp.	55	162,666

Aeon Co., Ltd.	11,400	232,016

Air Water, Inc.	6,900	115,115

Aisin Seiki Co., Ltd.	2,800	110,697

Ajinomoto Co., Inc.	11,700	202,582

Alps Alpine Co., Ltd.	3,900	82,215

Asahi Intecc Co., Ltd.	4,400	191,497

Asahi Kasei Corp.	29,100	319,297

Astellas Pharma, Inc.	30,000	445,147

Bandai Namco Holdings, Inc.	2,900	128,112

Bridgestone Corp.	4,200	161,664

Calbee, Inc.	3,300	106,267

Canon, Inc.	12,800	368,131

Central Japan Railway Co.	1,100	237,734

Chubu Electric Power Co., Inc.	38,600	610,982

Chugai Pharmaceutical Co., Ltd.	3,600	212,567

Chugoku Bank, Ltd. (The)	9,000	82,631

Chugoku Electric Power Co., Inc. (The)	21,400	292,842

Citizen Watch Co., Ltd.	12,000	64,055

Dai Nippon Printing Co., Ltd.	5,700	131,927

Daicel Corp.	9,200	96,493

Daido Steel Co., Ltd.	2,900	121,226

Daiichi Sankyo Co., Ltd.	9,700	336,472

Daikin Industries, Ltd.	2,400	259,779

Daito Trust Construction Co., Ltd.	2,200	305,563

Daiwa House REIT Investment Corp.	77	181,325

Daiwa Securities Group, Inc.	25,000	124,681

DeNA Co., Ltd.	5,700	100,856

Dentsu, Inc.	2,100	99,612

Don Quijote Holdings Co., Ltd.	1,700	98,857

East Japan Railway Co.	2,500	231,624

Eisai Co., Ltd.	4,000	310,586

Ezaki Glico Co., Ltd.	2,200	109,789

FamilyMart UNY Holdings Co., Ltd.	1,800	210,857

FUJIFILM Holdings Corp.	5,800	249,204

Fujitsu, Ltd.	3,700	248,327

GLP J-REIT	205	217,867

Hachijuni Bank, Ltd. (The)	24,100	106,714

Hamamatsu Photonics K.K.	2,800	100,256

Hankyu Hanshin Holdings, Inc.	2,700	96,376

Hirose Electric Co., Ltd.	840	90,225

Hisamitsu Pharmaceutical Co., Inc.	4,100	209,961

Hitachi, Ltd.	10,400	327,168

Hokuhoku Financial Group, Inc.	8,000	91,709

Hulic Co., Ltd.	17,000	156,866

12	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Idemitsu Kosan Co., Ltd.	7,100	$250,541

INPEX Corp.	46,500	446,977

ITOCHU Corp.	8,400	154,091

Japan Airlines Co., Ltd.	2,000	72,817

Japan Exchange Group, Inc.	7,500	132,065

Japan Hotel REIT Investment Corp.	191	146,519

Japan Post Bank Co., Ltd.	8,600	100,094

Japan Post Holdings Co., Ltd.	24,900	306,096

Japan Prime Realty Investment Corp.	38	154,986

Japan Real Estate Investment Corp.	34	199,295

Japan Retail Fund Investment Corp.	95	194,884

Japan Tobacco, Inc.	13,700	346,825

JFE Holdings, Inc.	13,200	232,682

JSR Corp.	6,500	105,095

JXTG Holdings, Inc.	128,500	701,884

Kajima Corp.	10,500	149,359

Kakaku.com, Inc.	3,700	64,956

Kaneka Corp.	1,800	70,371

Kansai Paint Co., Ltd.	6,000	105,282

Kao Corp.	6,900	487,818

KDDI Corp.	48,300	1,206,758

Keikyu Corp.	5,900	100,489

Keio Corp.	1,400	80,426

Kenedix Office Investment Corp.	30	206,037

Keyence Corp.	1,100	566,077

Kintetsu Group Holdings Co., Ltd.	2,700	117,837

Konami Holdings Corp.	2,400	110,225

Konica Minolta, Inc.	10,000	100,690

Kubota Corp.	6,200	98,295

Kuraray Co., Ltd.	12,500	192,233

Kyushu Electric Power Co., Inc.	30,600	379,176

Lawson, Inc.	1,600	98,627

Lion Corp.	5,000	104,205

M3, Inc.	11,400	164,992

Makita Corp.	2,000	70,864

Marubeni Corp.	12,600	98,212

Maruichi Steel Tube, Ltd.	3,000	96,360

Mebuki Financial Group, Inc.	47,600	133,461

MEIJI Holdings Co., Ltd.	2,200	170,115

Mitsubishi Chemical Holdings Corp.	29,800	256,087

Mitsubishi Corp.	11,000	322,390

Mitsubishi Heavy Industries, Ltd.	2,500	96,664

Mitsubishi Materials Corp.	3,000	85,877

Mitsubishi Motors Corp.	16,700	103,760

Mitsubishi Tanabe Pharma Corp.	6,300	98,699

Mitsubishi UFJ Financial Group, Inc.	120,000	643,670

Security	Shares	Value

Japan (continued)

Mitsui & Co., Ltd.	8,900	$145,407

Mitsui Chemicals, Inc.	4,200	105,441

Mizuho Financial Group, Inc.	260,000	426,753

MS&AD Insurance Group Holdings, Inc.	7,800	230,908

Murata Manufacturing Co., Ltd.	2,300	345,496

NEC Corp.	4,500	151,222

NH Foods, Ltd.	3,000	118,714

Nidec Corp.	1,500	180,387

Nintendo Co., Ltd.	1,200	363,945

Nippon Building Fund, Inc.	44	284,701

Nippon Express Co., Ltd.	1,400	88,594

Nippon Kayaku Co., Ltd.	11,400	143,544

Nippon Paint Holdings Co., Ltd.	6,400	214,788

Nippon Paper Industries Co., Ltd.	5,100	100,002

Nippon Prologis REIT, Inc.	100	218,089

Nippon Shokubai Co., Ltd.	1,400	92,799

Nippon Steel & Sumitomo Metal Corp.	14,000	259,256

Nippon Telegraph & Telephone Corp.	23,300	1,001,624

Nissan Chemical Corp.	3,100	164,824

Nissan Motor Co., Ltd.	27,500	234,850

Nissin Foods Holdings Co., Ltd.	1,600	101,860

Nitori Holdings Co., Ltd.	800	104,176

Nitto Denko Corp.	3,200	181,009

Nomura Real Estate Master Fund, Inc.	165	236,450

Nomura Research Institute, Ltd.	2,400	98,213

NTT Data Corp.	12,500	149,015

NTT DoCoMo, Inc.	40,800	980,293

Obic Co., Ltd.	1,700	161,106

Odakyu Electric Railway Co., Ltd.	4,900	110,109

Oji Holdings Corp.	32,100	185,878

Okinawa Electric Power Co., Inc. (The)	6,962	131,715

Olympus Corp.	7,300	299,454

Omron Corp.	2,900	119,098

Ono Pharmaceutical Co., Ltd.	10,600	231,568

Oracle Corp. Japan	1,900	138,432

Oriental Land Co., Ltd.	2,200	225,574

Orix JREIT, Inc.	116	202,754

Osaka Gas Co., Ltd.	19,900	393,988

Otsuka Corp.	3,000	97,104

Otsuka Holdings Co., Ltd.	8,700	356,835

Pigeon Corp.	3,700	145,067

Rakuten, Inc.	18,600	140,426

Recruit Holdings Co., Ltd.	10,300	276,457

Relo Group, Inc.	6,000	158,365

Ricoh Co., Ltd.	15,500	165,120

Rinnai Corp.	1,700	112,558

13	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Ryohin Keikaku Co., Ltd.	400	$95,336

Sawai Pharmaceutical Co., Ltd.	1,900	97,911

SECOM Co., Ltd.	1,300	108,838

Seiko Epson Corp.	6,000	93,390

Sekisui Chemical Co., Ltd.	7,200	111,755

Sekisui House, Ltd.	11,000	164,399

Seven & i Holdings Co., Ltd.	9,000	391,887

Seven Bank, Ltd.	26,300	78,343

Shimadzu Corp.	10,900	250,672

Shimamura Co., Ltd.	1,000	86,596

Shimano, Inc.	800	112,253

Shionogi & Co., Ltd.	5,100	314,556

Shiseido Co., Ltd.	5,700	339,074

Showa Shell Sekiyu K.K.	9,300	138,563

Sompo Holdings, Inc.	4,900	184,750

Sony Corp.	7,600	380,813

Subaru Corp.	7,000	164,374

Sumitomo Corp.	9,500	147,093

Sumitomo Mitsui Financial Group, Inc.	16,000	595,231

Sumitomo Mitsui Trust Holdings, Inc.	6,100	231,064

Sumitomo Osaka Cement Co., Ltd.	2,500	110,923

Sumitomo Realty & Development Co., Ltd.	11,600	443,002

Suntory Beverage & Food, Ltd.	4,100	181,534

Suzuki Motor Corp.	4,600	240,214

Sysmex Corp.	2,900	161,666

T&D Holdings, Inc.	8,800	109,244

Taiheiyo Cement Corp.	3,000	103,001

Taisei Corp.	2,100	98,873

Taisho Pharmaceutical Holdings Co., Ltd.	1,400	142,197

Takashimaya Co., Ltd.	7,000	95,129

Takeda Pharmaceutical Co., Ltd.	10,800	436,031

TEIJIN, Ltd.	5,500	95,056

Toho Gas Co., Ltd.	7,500	322,143

Tohoku Electric Power Co., Inc.	30,000	406,728

Tokio Marine Holdings, Inc.	7,000	342,760

Tokyo Gas Co., Ltd.	20,700	544,311

Tokyu Corp.	6,500	111,245

Tokyu Fudosan Holdings Corp.	35,500	193,405

Toray Industries, Inc.	32,000	237,155

Toshiba Corp.	4,500	142,500

Tosoh Corp.	8,200	116,461

Toyota Motor Corp.	14,500	892,476

Trend Micro, Inc.	2,500	133,017

Tsuruha Holdings, Inc.	1,300	120,336

Ube Industries, Ltd.	3,200	72,361

Unicharm Corp.	6,800	210,444

Security	Shares	Value

Japan (continued)

United Urban Investment Corp.	96	$153,273

USS Co., Ltd.	5,000	87,548

West Japan Railway Co.	1,300	94,947

Yahoo! Japan Corp.	24,900	67,303

Yakult Honsha Co., Ltd.	2,100	140,149

Yamaguchi Financial Group, Inc.	8,000	81,323

Yamaha Corp.	2,400	105,033

Yamato Holdings Co., Ltd.	3,300	87,930

Yamazaki Baking Co., Ltd.	4,400	86,427

Yokogawa Electric Corp.	4,800	89,391

		$40,598,199

Netherlands — 4.5%

ABN AMRO Group NV(2)	7,600	$189,513

Accell Group	2,450	53,874

Adyen NV(1)(2)	530	393,273

Aegon NV	27,000	139,097

AerCap Holdings NV(1)	3,800	179,588

Akzo Nobel NV	12,747	1,097,072

Argenx SE(1)	1,000	106,106

ASM International NV	2,469	119,605

ASML Holding NV	8,580	1,500,363

ASR Nederland NV	2,400	101,228

Cimpress NV(1)	1,473	122,509

Corbion NV	11,200	317,220

Eurocommercial Properties NV	4,700	152,281

Euronext NV(2)	1,764	108,665

Flow Traders(2)	2,849	88,053

Gemalto NV(1)	3,224	186,970

GrandVision NV(2)	5,474	122,048

IMCD NV	2,169	158,290

ING Groep NV	81,200	963,504

InterXion Holding NV(1)	1,800	108,072

Koninklijke Ahold Delhaize NV	39,650	1,044,623

Koninklijke KPN NV	222,500	684,014

Koninklijke Philips NV	30,100	1,186,695

Koninklijke Vopak NV	4,430	225,129

NN Group NV	5,540	233,939

NSI NV	1,162	48,960

NXP Semiconductors NV	5,300	461,259

PostNL NV	28,142	72,713

QIAGEN NV(1)	6,909	255,175

SBM Offshore NV	11,300	186,515

Signify NV(2)	11,700	289,843

Takeaway.com NV(1)(2)	1,800	114,172

TKH Group NV	1,737	83,890

14	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Netherlands (continued)

Unilever NV	40,400	$2,163,427

uniQure NV(1)	1,800	61,650

Vastned Retail NV	1,000	38,981

Wolters Kluwer NV	9,100	565,938

		$13,924,254

New Zealand — 1.1%

A2 Milk Co., Ltd.(1)	39,500	$347,383

Air New Zealand, Ltd.	34,574	67,236

Auckland International Airport, Ltd.	51,500	262,114

Contact Energy, Ltd.	28,474	119,140

Fisher & Paykel Healthcare Corp., Ltd.	27,900	242,814

Fletcher Building, Ltd.(1)	94,663	327,243

Goodman Property Trust	65,888	72,675

Infratil, Ltd.	38,198	99,632

Kiwi Property Group, Ltd.	150,000	147,555

Mercury NZ, Ltd.	47,223	115,399

Precinct Properties New Zealand, Ltd.	121,300	125,474

Pushpay Holdings, Ltd.(1)	28,817	70,453

Restaurant Brands New Zealand, Ltd.	18,100	107,060

SKYCITY Entertainment Group, Ltd.	89,400	237,599

Spark New Zealand, Ltd.	101,061	284,092

Summerset Group Holdings, Ltd.	16,945	71,674

Xero, Ltd.(1)	9,348	297,823

Z Energy, Ltd.	88,000	365,397

		$3,360,763

Norway — 2.2%

Aker Solutions ASA(1)(2)	20,000	$109,175

Atea ASA	18,187	251,315

Austevoll Seafood ASA	16,139	206,102

Borr Drilling, Ltd.(1)	22,000	56,356

Borregaard ASA	15,600	138,625

DNB ASA	28,300	502,303

DNO ASA	44,400	85,399

Entra ASA(2)	24,547	355,708

Equinor ASA	24,850	568,225

Europris ASA(2)	70,000	225,326

Gjensidige Forsikring ASA	7,400	127,821

Golar LNG, Ltd.	2,320	51,666

Grieg Seafood ASA	4,800	62,020

Kongsberg Gruppen ASA	18,000	250,912

Leroy Seafood Group ASA	14,660	117,235

Marine Harvest ASA(1)	20,400	450,647

Nordic Nanovector ASA(1)	4,831	24,446

Security	Shares	Value

Norway (continued)

REC Silicon ASA(1)	1,637,420	$111,939

Salmar ASA	2,400	125,667

Sbanken ASA(2)	7,500	68,104

Scatec Solar ASA(2)	15,500	154,958

Ship Finance International, Ltd.	5,500	66,880

SpareBank 1 SMN	8,400	86,345

Storebrand ASA	14,600	111,892

Telenor ASA	49,400	935,237

Tomra Systems ASA	20,000	519,633

Veidekke ASA	15,372	167,858

Yara International ASA	18,400	760,861

		$6,692,655

Portugal — 1.1%

Altri SGPS SA	42,000	$347,529

Banco Comercial Portugues SA(1)	1,828,000	504,019

Corticeira Amorim SGPS SA	6,355	70,778

CTT-Correios de Portugal SA	69,614	250,648

EDP Renovaveis SA	12,421	111,896

EDP-Energias de Portugal SA	91,800	335,309

Galp Energia SGPS SA, Class B	31,400	490,610

Jeronimo Martins SGPS SA	40,550	574,681

NOS SGPS SA	75,600	490,404

REN - Redes Energeticas Nacionais SGPS SA	15,211	45,689

Semapa-Sociedade de Investimento e Gestao	7,300	127,546

		$3,349,109

Singapore — 2.3%

AEM Holdings, Ltd.	100,000	$72,970

Ascendas Real Estate Investment Trust	69,500	141,734

BOC Aviation, Ltd.(2)	11,800	100,336

CapitaLand Commercial Trust, Ltd.	94,500	132,286

CapitaLand Mall Trust	45,800	81,787

CDL Hospitality Trusts	40,000	49,656

China Aviation Oil Singapore Corp, Ltd.	40,000	34,590

ComfortDelGro Corp., Ltd.	86,500	150,098

DBS Group Holdings, Ltd.	26,400	470,515

Ezion Holdings, Ltd.(1)	1,126,000	45,528

First Resources, Ltd.	40,000	50,850

Flex, Ltd.(1)	63,700	612,794

Frasers Logistics & Industrial Trust	110,000	88,480

Genting Singapore, Ltd.	689,800	565,302

Golden Agri-Resources, Ltd.	650,000	122,663

Hutchison Port Holdings Trust	196,200	49,212

Jardine Cycle & Carriage, Ltd.	11,400	320,344

15	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Singapore (continued)

Keppel Infrastructure Trust	291,400	$110,425

Keppel REIT	66,000	57,888

M1, Ltd.	44,000	67,048

Mapletree Commercial Trust	77,600	101,532

Mapletree Industrial Trust	68,200	101,495

Mapletree Logistics Trust	70,400	71,741

Mapletree North Asia Commercial Trust	106,100	100,895

Midas Holdings, Ltd.(1)(3)	480,000	0

Raffles Medical Group, Ltd.	140,800	116,323

Sembcorp Industries, Ltd.	47,500	91,638

Sembcorp Marine, Ltd.	80,000	95,479

Sheng Siong Group, Ltd.	91,200	75,269

Singapore Airlines, Ltd.	22,900	164,513

Singapore Airport Terminal Services, Ltd.	25,700	92,711

Singapore Exchange, Ltd.	21,600	122,827

Singapore Post, Ltd.	72,300	53,004

Singapore Technologies Engineering, Ltd.	47,600	131,814

Singapore Telecommunications, Ltd.	315,000	708,248

StarHub, Ltd.	90,000	119,268

Suntec Real Estate Investment Trust	45,000	64,568

United Overseas Bank, Ltd.	22,300	417,929

Venture Corp., Ltd.	29,800	361,973

Wilmar International, Ltd.	298,500	739,312

		$7,055,045

Spain — 4.4%

Aena SME SA(2)	3,850	$665,499

Almirall SA	9,140	155,070

Amadeus IT Group SA	15,400	1,119,863

Banco Bilbao Vizcaya Argentaria SA	64,200	381,037

Banco de Sabadell SA	101,565	116,455

Bankia SA	48,100	140,210

Bankinter SA	23,700	185,056

Bolsas y Mercados Espanoles SHMSF SA	1,920	58,019

CaixaBank SA	55,000	208,010

Cellnex Telecom SA(2)	3,584	100,996

Cia de Distribucion Integral Logista Holdings SA	4,197	108,378

Coca-Cola European Partners PLC	24,300	1,156,194

Construcciones y Auxiliar de Ferrocarriles SA	2,050	92,360

Ebro Foods SA	12,141	249,958

Enagas SA	10,000	291,479

Ence Energia y Celulosa SA	28,978	225,019

Endesa SA	11,000	275,126

Ercros SA	35,810	148,820

Faes Farma SA	22,576	84,790

Grifols SA	23,811	621,143

Security	Shares	Value

Spain (continued)

Grifols SA ADR	23,300	$433,846

Grupo Catalana Occidente SA	2,596	102,873

Iberdrola SA	97,296	804,147

Indra Sistemas SA(1)	10,000	102,890

Industria de Diseno Textil SA	40,679	1,137,922

Lar Espana Real Estate Socimi SA	30,961	298,208

Mapfre SA	26,500	73,733

Masmovil Ibercom SA(1)	3,750	81,769

Melia Hotels International SA	8,000	80,261

Merlin Properties Socimi SA	62,100	833,120

Naturgy Energy Group SA	5,600	156,547

NH Hotel Group SA	14,274	71,204

Prosegur Cash SA(2)	47,137	110,306

Prosegur Cia de Seguridad SA	16,517	89,412

Red Electrica Corp. SA	7,578	174,638

Repsol SA	61,293	1,075,879

Siemens Gamesa Renewable Energy SA(1)	16,900	239,932

Tecnicas Reunidas SA	3,280	83,898

Telefonica SA	121,600	1,045,952

Telepizza Group SA(2)	11,173	77,981

Tubacex SA	34,340	111,739

		$13,569,739

Sweden — 4.6%

AAK AB	18,550	$266,825

Alfa Laval AB	3,749	84,997

Arjo AB, Class B	39,200	139,471

Assa Abloy AB, Class B	12,450	231,995

Attendo AB(2)	14,762	113,397

Avanza Bank Holding AB	4,300	195,606

Betsson AB(1)	10,000	92,099

BillerudKorsnas AB	24,100	304,343

BioGaia AB, Class B	2,949	119,905

Bonava AB, Class B	4,887	61,225

Castellum AB	23,000	436,035

Dios Fastigheter AB	12,669	90,906

Dometic Group AB(2)	18,000	128,428

Elekta AB, Class B	33,800	451,884

Epiroc AB, Class A(1)	7,200	69,137

Epiroc AB, Class B(1)	11,200	100,386

Essity Aktiebolag, Class B	30,400	841,124

Fabege AB	24,200	353,123

Granges AB	14,300	137,534

Hennes & Mauritz AB, Class B	33,400	519,697

Hexagon AB, Class B	6,200	303,623

Hexpol AB	32,000	283,251

16	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)

Holmen AB, Class B	14,400	$308,596

Hufvudstaden AB, Class A	11,335	188,253

Husqvarna AB, Class B	26,200	200,252

Indutrade AB	3,149	79,202

JM AB	3,850	77,834

Karo Pharma AB	18,000	76,898

Kungsleden AB	20,778	157,730

Lundin Petroleum AB	22,200	710,077

Modern Times Group MTG AB, Class B	4,800	161,724

Mycronic AB	12,782	163,635

NCC AB, Class B	4,080	61,733

NetEnt AB	26,464	128,166

Nibe Industrier AB, Class B	6,212	70,641

Nordea Bank AB	33,950	308,989

Pandox AB	5,668	98,682

Paradox Interactive AB	4,600	75,815

RaySearch Laboratories AB(1)	6,321	70,998

Recipharm AB, Class B(1)	10,000	128,947

Saab AB, Class B	1,818	62,817

Sandvik AB	19,450	310,808

Scandic Hotels Group AB(2)	6,000	57,264

Securitas AB, Class B	6,225	100,097

Skandinaviska Enskilda Banken AB, Class A	36,400	382,078

Skanska AB, Class B	9,000	157,592

Svenska Cellulosa AB SCA, Class B	53,200	467,946

Svenska Handelsbanken AB, Class A	35,900	390,407

Swedbank AB, Class A	21,000	477,045

Swedish Match AB	9,263	415,001

Swedish Orphan Biovitrum AB(1)	15,200	359,245

Tele2 AB, Class B	28,100	351,792

Telefonaktiebolaget LM Ericsson, Class B	113,700	1,013,461

Telia Co. AB	187,000	814,937

Thule Group AB(2)	5,900	120,459

Trelleborg AB, Class B	7,200	121,279

Wallenstam AB, Class B	24,800	249,746

		$14,245,137

Switzerland — 8.6%

Adecco Group AG	6,900	$345,766

Allreal Holding AG	2,465	399,856

ALSO Holding AG	1,183	153,047

Ascom Holding AG	5,950	76,406

Baloise Holding AG	1,432	221,785

Banque Cantonale Vaudoise	202	160,198

Belimo Holding AG	28	121,557

BKW AG	1,604	112,875

Security	Shares	Value

Switzerland (continued)

Cembra Money Bank AG	2,620	$226,249

Clariant AG	31,700	629,659

Comet Holding AG	2,450	218,050

Compagnie Financiere Richemont SA, Class A	41,500	2,860,508

Daetwyler Holding AG, Bearer Shares	950	143,506

DKSH Holding AG	2,430	182,132

dormakaba Holding AG	270	177,864

Emmi AG	245	206,860

Ems-Chemie Holding AG	1,030	514,449

Flughafen Zurich AG	1,375	242,878

Forbo Holding AG	364	507,523

Geberit AG	1,480	578,578

Georg Fischer AG	250	221,598

Givaudan SA	555	1,346,461

Helvetia Holding AG	372	220,238

Inficon Holding AG	320	170,226

Intershop Holding AG	234	117,015

Julius Baer Group, Ltd.	6,100	245,173

Komax Holding AG	326	86,424

Kuehne & Nagel International AG	2,225	300,889

Landis+Gyr Group AG	4,400	284,167

LEM Holding SA	53	63,468

Mobimo Holding AG	900	220,625

Nestle SA	39,840	3,473,406

Novartis AG	20,500	1,789,666

Panalpina Welttransport Holding AG	731	128,622

Pargesa Holding SA, Bearer Shares	2,500	197,341

Partners Group Holding AG	465	319,829

PSP Swiss Property AG	4,660	479,418

Roche Holding AG	5,760	1,532,366

Roche Holding AG, Bearer Shares	473	124,334

Schindler Holding AG	842	177,844

Schindler Holding AG PC	1,650	350,988

SFS Group AG	1,782	143,411

SGS SA	198	477,980

Sika AG	9,290	1,226,799

Sonova Holding AG	585	109,790

Sulzer AG	1,130	103,797

Sunrise Communications Group AG(1)(2)	2,000	168,616

Swiss Life Holding AG	900	371,296

Swiss Re AG	7,050	676,128

Swisscom AG	2,280	1,092,809

Temenos AG	4,862	656,294

u-blox Holding AG(1)	975	83,225

Valiant Holding AG	1,138	122,910

Valora Holding AG	1,820	483,682

17	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)

Vontobel Holding AG	2,114	$119,167

Zurich Insurance Group AG	2,800	878,788

		$26,644,536

United Kingdom — 9.1%

3i Group PLC	7,509	$83,806

Admiral Group PLC	3,026	82,283

Antofagasta PLC	7,200	82,310

Ascential PLC	22,460	112,127

Assura PLC	171,909	135,003

AstraZeneca PLC	12,300	891,035

Atlantica Yield PLC	8,200	147,518

Auto Trader Group PLC(2)	30,000	180,041

Avast PLC(1)(2)	27,000	101,644

Aveva Group PLC	4,558	162,930

Aviva PLC	25,000	135,965

B&M European Value Retail SA	21,315	90,761

Babcock International Group PLC	11,872	82,689

BAE Systems PLC	37,500	252,276

Barratt Developments PLC	16,000	113,170

Barrick Gold Corp.	8,456	111,621

Berkeley Group Holdings PLC	3,100	152,633

BHP Group PLC	26,800	598,784

Big Yellow Group PLC	8,638	108,657

BP PLC	199,600	1,363,496

British American Tobacco PLC	18,600	655,651

BT Group PLC	194,000	591,584

BTG PLC(1)	10,830	118,272

Bunzl PLC	6,100	192,346

Burberry Group PLC	6,550	154,835

Carnival PLC	2,885	163,230

Centrica PLC	274,800	493,828

Cineworld Group PLC	74,300	254,992

Cobham PLC(1)	77,000	109,014

Compass Group PLC	21,200	453,649

Computacenter PLC	4,400	60,426

ConvaTec Group PLC(2)	54,000	101,242

Croda International PLC	2,464	156,004

Daily Mail & General Trust PLC, Class A	27,600	219,554

Dechra Pharmaceuticals PLC	4,650	144,470

Derwent London PLC	4,800	204,155

Direct Line Insurance Group PLC	15,813	69,894

DS Smith PLC	32,520	144,222

Electrocomponents PLC	32,000	228,424

Elementis PLC	29,679	71,053

Equiniti Group PLC(2)	31,115	84,534

Security	Shares	Value

United Kingdom (continued)

Essentra PLC	15,665	$76,758

Experian PLC	10,400	261,119

F&C Commercial Property Trust, Ltd.	51,629	87,975

Ferguson PLC	2,207	147,788

FirstGroup PLC(1)	47,376	57,574

Fresnillo PLC	9,748	128,702

GlaxoSmithKline PLC	48,800	947,919

Great Portland Estates PLC	23,700	227,668

Greene King PLC	13,600	107,287

Halma PLC	17,200	316,341

Hammerson PLC	33,097	161,803

Howden Joinery Group PLC	23,000	152,583

HSBC Holdings PLC	115,000	968,329

Imperial Brands PLC	11,971	397,366

Indivior PLC(1)	55,500	82,688

Informa PLC	34,500	306,439

Inmarsat PLC	40,064	194,498

Intertek Group PLC	1,680	108,409

Johnson Matthey PLC	5,400	215,727

Kingfisher PLC	57,123	166,876

Land Securities Group PLC	28,800	327,524

Legal & General Group PLC	61,800	210,546

Lloyds Banking Group PLC	478,000	364,410

London Stock Exchange Group PLC	2,149	129,243

LondonMetric Property PLC	56,300	138,666

Marks & Spencer Group PLC	21,900	82,860

Meggitt PLC	11,454	77,575

Merlin Entertainments PLC(2)	20,000	88,630

Micro Focus International PLC	26,200	499,505

Mimecast, Ltd.(1)	2,500	93,925

Mondi PLC	9,300	224,903

National Grid PLC	119,846	1,305,050

NCC Group PLC	32,556	54,883

Next PLC	1,670	106,210

Pearson PLC	19,600	233,023

Persimmon PLC	7,100	221,489

Playtech PLC	12,000	61,022

Primary Health Properties PLC	90,643	136,998

Provident Financial PLC(1)	10,491	72,378

Reckitt Benckiser Group PLC	7,980	614,019

RELX PLC	19,100	423,056

Rentokil Initial PLC	39,000	172,229

Rightmove PLC	44,000	272,465

Rio Tinto PLC	14,600	807,703

Rolls-Royce Holdings PLC	18,600	216,196

Royal Bank of Scotland Group PLC	50,000	158,611

Royal Dutch Shell PLC, Class A	41,500	1,286,518

18	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

Royal Mail PLC	29,400	$103,589

RPC Group PLC	11,288	117,534

RSA Insurance Group PLC	15,500	104,514

Safestore Holdings PLC	11,400	86,287

Segro PLC	42,800	363,830

Severn Trent PLC	13,453	353,507

Shaftesbury PLC	18,300	211,735

Smith & Nephew PLC	16,400	308,955

Spectris PLC	8,200	279,945

Spirax-Sarco Engineering PLC	959	80,652

SSP Group PLC	11,932	104,436

St. James’s Place PLC	10,600	130,657

Standard Life Aberdeen PLC	23,890	78,980

TalkTalk Telecom Group PLC	127,917	187,527

Tate & Lyle PLC	25,503	230,210

Taylor Wimpey PLC	52,000	112,749

Travis Perkins PLC	9,000	144,660

Tritax Big Box REIT PLC	103,900	190,422

Unilever PLC	10,100	530,594

UNITE Group PLC (The)	18,800	224,528

United Utilities Group PLC	30,000	328,111

Victrex PLC	4,400	132,124

WH Smith PLC	2,540	65,202

Whitbread PLC	3,020	193,507

William Hill PLC	26,650	61,682

WM Morrison Supermarkets PLC	81,700	251,241

		$28,130,792

Total Common Stocks (identified cost $285,899,399)		$304,844,484

Rights(1) — 0.0%(5)
Security	Shares	Value

BUWOG AG, Exp. 3/29/19(3)	3,930	$0

Tritax Big Box REIT PLC, Exp. 2/8/19	13,552	1,724

Total Rights (identified cost $0)		$1,724

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(6)	2,447,022	$2,447,022

Total Short-Term Investments (identified cost $2,447,022)		$2,447,022

Total Investments — 99.3% (identified cost $288,346,421)		$307,293,230

Other Assets, Less Liabilities — 0.7%		$2,181,054

Net Assets — 100.0%		$309,474,284

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $8,439,933 or 2.7% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Euro	38.1%	$118,048,706

Japanese Yen	13.1	40,598,199

British Pound Sterling	9.3	28,800,049

Swiss Franc	8.9	27,381,221

Australian Dollar	8.5	26,344,378

Swedish Krona	4.6	14,245,137

Hong Kong Dollar	4.1	12,545,367

United States Dollar	3.6	11,126,879

Norwegian Krone	2.2	6,690,246

Danish Krone	2.1	6,578,215

Singapore Dollar	2.0	6,292,703

Israeli Shekel	1.8	5,579,190

New Zealand Dollar	1.0	3,062,940

Total Investments	99.3%	$307,293,230

19	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	10.7%	$33,079,755

Consumer Staples	10.6	32,658,165

Industrials	10.4	32,222,734

Consumer Discretionary	9.7	30,144,766

Health Care	9.3	28,775,697

Materials	9.2	28,606,919

Information Technology	9.1	28,150,362

Communication Services	8.6	26,517,140

Real Estate	8.1	25,144,985

Utilities	7.1	21,972,191

Energy	5.7	17,573,494

Short-Term Investments	0.8	2,447,022

Total Investments	99.3%	$307,293,230

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

SGD	–	Singapore Dollar

20	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Statement of Assets and Liabilities

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $285,899,399)	$304,846,208

Affiliated investment, at value (identified cost, $2,447,022)	2,447,022

Foreign currency, at value (identified cost, $280,079)	281,650

Dividends receivable	249,619

Dividends receivable from affiliated investment	5,324

Receivable for investments sold	489,600

Receivable for Fund shares sold	1,201,709

Tax reclaims receivable	581,454

Receivable from affiliates	54,788

Total assets	$310,157,374

Liabilities

Payable for investments purchased	$207,208

Payable for Fund shares redeemed	225,257

Payable to affiliates:

Investment adviser and administration fee	99,747

Distribution and service fees	14,396

Accrued expenses	136,482

Total liabilities	$683,090

Net Assets	$309,474,284

Sources of Net Assets

Paid-in capital	$292,209,460

Distributable earnings	17,264,824

Total	$309,474,284

Investor Class Shares

Net Assets	$65,056,208

Shares Outstanding	5,181,031

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.56

Institutional Class Shares

Net Assets	$151,107,385

Shares Outstanding	11,982,377

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.61

Class R Shares

Net Assets	$1,939,348

Shares Outstanding	155,221

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.49

Class R6 Shares

Net Assets	$91,371,343

Shares Outstanding	7,249,093

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.60

21	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Statement of Operations

Investment Income	Year Ended January 31, 2019

Dividends (net of foreign taxes, $860,543)	$7,659,155

Dividends from affiliated investment	44,895

Total investment income	$7,704,050

Expenses

Investment adviser and administration fee	$1,022,997

Distribution and service fees

Investor Class	154,000

Class R	7,236

Trustees’ fees and expenses	13,711

Custodian fee	166,360

Transfer and dividend disbursing agent fees	115,955

Legal and accounting services	57,441

Printing and postage	29,509

Registration fees	91,299

Miscellaneous	51,104

Total expenses	$1,709,612

Deduct —

Allocation of expenses to affiliates	$292,662

Total expense reductions	$292,662

Net expenses	$1,416,950

Net investment income	$6,287,100

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,059,028

Investment transactions — affiliated investment	1,036

Foreign currency transactions	(112,606)

Net realized gain	$1,947,458

Change in unrealized appreciation (depreciation) —

Investments	$(32,082,846)

Investments — affiliated investment	(219)

Foreign currency	(33,692)

Net change in unrealized appreciation (depreciation)	$(32,116,757)

Net realized and unrealized loss	$(30,169,299)

Net decrease in net assets from operations	$(23,882,199)

22	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$6,287,100	$5,300,423

Net realized gain	1,947,458	5,586,140

Net change in unrealized appreciation (depreciation)	(32,116,757)	43,457,767

Net increase (decrease) in net assets from operations	$(23,882,199)	$54,344,330

Distributions to shareholders(1) —

Investor Class	$(1,966,658)	$(1,486,587)

Institutional Class	(3,780,522)	(2,196,786)

Class R	(44,240)	(25,865)

Class R6	(2,734,087)	(2,816,034)

Total distributions to shareholders	$(8,525,507)	$(6,525,272)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$43,303,796	$33,141,322

Institutional Class	116,046,127	35,797,290

Class R	2,412,325	463,484

Class R6	26,275,473	48,292,478

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	1,705,158	1,162,366

Institutional Class	3,519,375	1,799,165

Class R	44,237	25,865

Class R6	2,734,087	2,215,954

Cost of shares redeemed

Investor Class	(31,664,113)	(19,269,279)

Institutional Class	(42,712,163)	(21,722,920)

Class R	(1,510,692)	(343,580)

Class R6	(34,967,907)	(48,038,853)

Net increase in net assets from Fund share transactions	$85,185,703	$33,523,292

Net increase in net assets	$52,777,997	$81,342,350

Net Assets

At beginning of year	$256,696,287	$175,353,937

At end of year	$309,474,284	$256,696,287 (2)

(1)

For the year ended January 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(1,383,428) at January 31, 2018. The requirement to disclose the corresponding amount as of January 31, 2019 was eliminated.

23	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Financial Highlights

	Investor Class

	Year Ended January 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$14.350	$11.570	$10.750	$11.410	$11.960

Income (Loss) From Operations

Net investment income(1)	$0.301	$0.272	$0.198	$0.217	$0.355	(2)

Net realized and unrealized gain (loss)	(1.700)	2.869	0.810	(0.607)	(0.242)

Total income (loss) from operations	$(1.399)	$3.141	$1.008	$(0.390)	$0.113

Less Distributions

From net investment income	$(0.211)	$(0.361)	$(0.178)	$(0.266)	$(0.251)

From net realized gain	(0.180)	—	(0.010)	(0.004)	(0.412)

Total distributions	$(0.391)	$(0.361)	$(0.188)	$(0.270)	$(0.663)

Net asset value — End of year	$12.560	$14.350	$11.570	$10.750	$11.410

Total Return(3)(4)	(9.73)%	27.29%	9.55%	(3.73)%	1.01%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$65,056	$59,858	$34,386	$12,069	$8,503

Ratios (as a percentage of average daily net assets):

Expenses(4)(5)	0.75%	0.75%	0.84%	0.90%	0.97%

Net investment income	2.27%	2.06%	1.75%	1.86%	2.83	%(2)

Portfolio Turnover	30%	36%	22%	34%	63%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.23%, 0.35% and 0.32% of average daily net assets for the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

24	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Financial Highlights — continued

	Institutional Class

	Year Ended January 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$14.410	$11.610	$10.770	$11.430	$11.990

Income (Loss) From Operations

Net investment income(1)	$0.310	$0.312	$0.257	$0.325	$0.333	(2)

Net realized and unrealized gain (loss)	(1.689)	2.874	0.788	(0.693)	(0.184)

Total income (loss) from operations	$(1.379)	$3.186	$1.045	$(0.368)	$0.149

Less Distributions

From net investment income	$(0.241)	$(0.386)	$(0.195)	$(0.288)	$(0.297)

From net realized gain	(0.180)	—	(0.010)	(0.004)	(0.412)

Total distributions	$(0.421)	$(0.386)	$(0.205)	$(0.292)	$(0.709)

Net asset value — End of year	$12.610	$14.410	$11.610	$10.770	$11.430

Total Return(3)(4)	(9.53)%	27.60%	9.78%	(3.37)%	1.22%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$151,107	$86,446	$55,324	$30,808	$84,195

Ratios (as a percentage of average daily net assets):

Expenses(4)(5)	0.50%	0.50%	0.60%	0.65%	0.72%

Net investment income	2.35%	2.36%	2.26%	2.72%	2.66	%(2)

Portfolio Turnover	30%	36%	22%	34%	63%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.24%, 0.35% and 0.32% of average daily net assets for the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Financial Highlights — continued

	Class R

	Year Ended January 31,			Period Ended January 31, 2016(1)
	2019	2018	2017

Net asset value — Beginning of period	$14.290	$11.530	$10.740	$12.340

Income (Loss) From Operations

Net investment income(2)	$0.231	$0.259	$0.064	$0.044

Net realized and unrealized gain (loss)	(1.657)	2.827	0.919	(1.384)

Total income (loss) from operations	$(1.426)	$3.086	$0.983	$(1.340)

Less Distributions

From net investment income	$(0.194)	$(0.326)	$(0.183)	$(0.256)

From net realized gain	(0.180)	—	(0.010)	(0.004)

Total distributions	$(0.374)	$(0.326)	$(0.193)	$(0.260)

Net asset value — End of period	$12.490	$14.290	$11.530	$10.740

Total Return(3)(4)	(9.96)%	26.90%	9.22%	(10.98	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,939	$1,167	$786	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.00%	1.00%	1.04%	1.15	%(6)

Net investment income	1.77%	1.98%	0.56%	0.82	%(6)

Portfolio Turnover	30%	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.19% and 0.35% of average daily net assets for the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Financial Highlights — continued

	Class R6

	Year Ended January 31,			Period Ended January 31, 2016(1)
	2019	2018	2017

Net asset value — Beginning of period	$14.410	$11.610	$10.770	$12.380

Income (Loss) From Operations

Net investment income(2)	$0.363	$0.319	$0.267	$0.059

Net realized and unrealized gain (loss)	(1.746)	2.875	0.780	(1.374)

Total income (loss) from operations	$(1.383)	$3.194	$1.047	$(1.315)

Less Distributions

From net investment income	$(0.247)	$(0.394)	$(0.197)	$(0.291)

From net realized gain	(0.180)	—	(0.010)	(0.004)

Total distributions	$(0.427)	$(0.394)	$(0.207)	$(0.295)

Net asset value — End of period	$12.600	$14.410	$11.610	$10.770

Total Return(3)(4)	(9.56)%	27.67%	9.79%	(10.77	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$91,371	$109,225	$84,858	$60,608

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.47%	0.47%	0.58%	0.62	%(6)

Net investment income	2.72%	2.42%	2.34%	1.10	%(6)

Portfolio Turnover	30%	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.25% and 0.35% of average daily net assets for the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

27	See Notes to Financial Statements.

Parametric

International Equity Fund

January 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares, Investor Class, Institutional Class, Class R and Class R6, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Parametric

International Equity Fund

January 31, 2019

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2019 and January 31, 2018 was as follows:

	Year Ended January 31,
	2019	2018

Ordinary income	$6,650,789	$6,525,272

Long-term capital gains	$1,874,718	$—

During the year ended January 31, 2019, distributable earnings was decreased by $1,142,997 and paid-in capital was increased by $1,142,997 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$865,900

Undistributed long-term capital gains	$197,420

Net unrealized appreciation	$16,201,504

29

Parametric

International Equity Fund

January 31, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$291,084,128

Gross unrealized appreciation	$32,160,655

Gross unrealized depreciation	(15,951,553)

Net unrealized appreciation	$16,209,102

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2019, the investment adviser and administration fee amounted to $1,022,997 or 0.40% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM and Parametric were allocated $292,662 in total of the Fund’s operating expenses for the year ended January 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2019, EVM earned $7,613 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2019 amounted to $154,000 for Investor Class shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2019, the Fund paid or accrued to EVD $3,618 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2019 amounted to $3,618 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

30

Parametric

International Equity Fund

January 31, 2019

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $155,874,171 and $75,688,847, respectively, for the year ended January 31, 2019.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2019	2018

Sales	3,305,438	2,564,884

Issued to shareholders electing to receive payments of distributions in Fund shares	136,439	84,844

Redemptions	(2,432,842)	(1,449,992)

Net increase	1,009,035	1,199,736

	Year Ended January 31,
Institutional Class	2019	2018

Sales	8,991,953	2,743,459

Issued to shareholders electing to receive payments of distributions in Fund shares	285,209	130,848

Redemptions	(3,294,832)	(1,640,319)

Net increase	5,982,330	1,233,988

	Year Ended January 31,
Class R	2019	2018

Sales	189,290	38,290

Issued to shareholders electing to receive payments of distributions in Fund shares	3,620	1,895

Redemptions	(119,318)	(26,742)

Net increase	73,592	13,443

	Year Ended January 31,
Class R6	2019	2018

Sales	2,048,683	3,754,669

Issued to shareholders electing to receive payments of distributions in Fund shares	219,111	161,160

Redemptions	(2,600,467)	(3,643,473)

Net increase (decrease)	(332,673)	272,356

At January 31, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 14.5% of the value of the outstanding shares of the Fund.

31

Parametric

International Equity Fund

January 31, 2019

Notes to Financial Statements — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2019.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$2,529,048	$89,307,346		$26,555	$91,862,949

Developed Europe	4,398,250	201,691,123		—	206,089,373

Developed Middle East	1,312,972	5,579,190		—	6,892,162

Total Common Stocks	$8,240,270	$296,577,659	**	$26,555	$304,844,484

Rights	$—	$1,724		$0	$1,724

Warrants	—	0		—	0

Short-Term Investments	—	2,447,022		—	2,447,022

Total Investments	$8,240,270	$299,026,405		$26,555	$307,293,230

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2019 is not presented.

32

Parametric

International Equity Fund

January 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

33

Parametric

International Equity Fund

January 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended January 31, 2019, the Fund designates approximately $7,261,163, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2019, the Fund paid foreign taxes of $795,171 and recognized foreign source income of $8,519,698.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2019, $987,904 or, if subsequently determined to be different, the net capital gain of such year.

34

Parametric

International Equity Fund

January 31, 2019

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	9,544,524	75,771

Keith Quinton	9,395,667	224,628

Marcus L. Smith	9,544,524	75,771

Susan J. Sutherland	9,544,524	75,771

Scott E. Wennerholm	9,544,524	75,771

Results are rounded to the nearest whole number.

35

Parametric

International Equity Fund

January 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

36

Parametric

International Equity Fund

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

37

Parametric

International Equity Fund

January 31, 2019

Management and Organization — continued

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736    1.31.19

Parametric

Volatility Risk Premium - Defensive Fund

Annual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2019

Parametric

Volatility Risk Premium - Defensive Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Special Meeting of Shareholders	24

Management and Organization	25

Important Notices	28

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2019, U.S. equities opened the period on an upswing as investors reacted favorably to passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive domestic economic data.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018 as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs, which drew retaliatory actions from impacted countries including China, Canada and certain countries in the European Union.

The volatility spike in February 2018 resulted in financial insurance repricing during the period. Increased insurance premiums and deductibles resulted in wider strike prices and a more profitable environment in the second and third calendar quarters of 2018 for option sellers. Despite rising rhetoric over international tariffs, trade wars and border walls, U.S. equities rallied from April to September 2018, even as non-U.S. stocks declined.

But widening credit spreads and a flattening yield curve6 signaled serious concerns. Though October 2018 started with the lowest U.S. unemployment rate — 3.7% — since the late 1960s, the S&P 500® Index2 dropped 6%, followed by two additional big volatility repricing events.

The second half of 2018 represented the “best and worst of times.” The third quarter was the best in five years for the S&P 500® Index — and the fourth quarter was the worst in seven years. After hitting record lows in 2017, the average Cboe Volatility Index® (VIX® Index) price in 2018 was higher than the highest closing price in all of 2017. As the volatility regime shifted, the average implied volatility (IV) to realized volatility (RV) spread (IV-RV spread) was much narrower in 2018 — at 1.0 volatility point — compared to the average 4.2 volatility points since 1990. IV represents the market price of volatility or the volatility implied by the option price, and RV is the subsequent realized or actual volatility. Capturing a volatility risk premium relies on a positive IV-RV spread rather than the absolute level of volatility.

Fund Performance

For the 12-month period ended January 31, 2019, Parametric Volatility Risk Premium – Defensive Fund (the Fund) returned –0.55% for Institutional Class shares at net asset value (NAV), outperforming its primary benchmark, the Cboe S&P 500 BuyWrite IndexSM (the Index), which returned –2.43%. The Fund underperformed its secondary benchmark — a custom index consisting of 50% S&P 500® Index / 50% ICE BofAML 3-Month U.S. Treasury Bill Index (the Secondary Index) — which returned of 0.11% during the period.

The Fund’s investment strategy is to structurally de-risk the portfolio by holding a base portfolio of 50% equity and 50% cash-equivalents, and to write out-of-the money equity index calls and puts to enhance returns by harvesting the volatility risk premium (VRP). The VRP is the difference between implied volatility and subsequently realized volatility, and is historically positive and uncorrelated with other sources of returns.

The Index is a passive covered call-writing index. The Fund outperformed the passive options-writing Index by 1.88% during the period. While equities tumbled –2.31% as measured by the S&P 500® Index, the structurally de-risked portfolio benefited from the allocation to Treasury bills and written options to capture the VRP.

The Fund’s options strategy — consisting of the systematic sale of out-of-the-money options — detracted modestly from returns. The blend of put and call options was beneficial to the options strategy given the volatility spikes in February, October and December 2018. The written calls added to returns but the puts detracted from returns. Taken together, the net losses from puts outweighed the net profits on calls.

The Fund’s common stock portfolio underperformed the S&P 500® Index and detracted from returns relative to the Secondary Index. The underperformance was due to security selections among the mega-cap companies represented by the S&P 500® Index. As a reminder, the stock portfolio is passively managed to approximate the S&P 500® Index, but is actively managed to mitigate tax impact. Sampling techniques are used to help mitigate the tax impact on investors, and no capital gains were distributed to Fund investors in 2018.

The Fund’s deliberate and disciplined approach provided important capital protection during the most treacherous market since the global financial crisis.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Performance2,3

Portfolio Managers Thomas Seto, Thomas B. Lee, CFA and Jay Strohmaier, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Institutional Class at NAV	02/09/2017	02/09/2017	–0.55%	—	5.03%
Cboe S&P 500 BuyWrite IndexSM	—	—	–2.43%	6.21%	4.01%
Blended Index	—	—	0.11	5.86	6.10

% Total Annual Operating Expense Ratios[4]					Institutional Class
Gross					0.63%
Net					0.55

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Microsoft Corp.	1.9%

Apple, Inc.	1.8

Amazon.com, Inc.	1.7

Berkshire Hathaway, Inc., Class B	1.0

Facebook, Inc., Class A	1.0

JPMorgan Chase & Co.	0.9

Johnson & Johnson	0.9

Exxon Mobil Corp.	0.8

Alphabet, Inc., Class C	0.8

Alphabet, Inc., Class A	0.8

Total	11.6%

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

4

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Cboe Volatility Index® tracks the implied volatilities of a wide range of S&P 500® Index options. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.
[6]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long- term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

5

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$978.50	$2.54	0.51%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.60	$2.60	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

6

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Portfolio of Investments

Common Stocks — 50.8%
Security	Shares	Value

Aerospace & Defense — 1.2%

Arconic, Inc.	23,957	$450,871

Boeing Co. (The)	6,601	2,545,478

Harris Corp.	4,662	714,125

Huntington Ingalls Industries, Inc.	2,972	613,569

United Technologies Corp.	8,558	1,010,443

		$5,334,486

Air Freight & Logistics — 0.2%

C.H. Robinson Worldwide, Inc.	4,753	$412,418

Expeditors International of Washington, Inc.	5,804	402,217

		$814,635

Airlines — 0.2%

Alaska Air Group, Inc.	6,622	$423,477

American Airlines Group, Inc.	8,361	299,073

		$722,550

Auto Components — 0.1%

BorgWarner, Inc.	12,045	$492,641

Goodyear Tire & Rubber Co. (The)	7,895	167,295

		$659,936

Banks — 3.2%

Bank of America Corp.	114,264	$3,253,096

Citigroup, Inc.	15,393	992,233

Citizens Financial Group, Inc.	16,495	559,510

Fifth Third Bancorp	26,275	704,696

JPMorgan Chase & Co.	39,071	4,043,849

People’s United Financial, Inc.	19,646	321,801

U.S. Bancorp	24,584	1,257,717

Wells Fargo & Co.	52,542	2,569,829

Zions BanCorp NA	5,266	250,609

		$13,953,340

Beverages — 1.0%

Brown-Forman Corp., Class B	2,407	$113,731

Coca-Cola Co. (The)	44,190	2,126,864

PepsiCo, Inc.	18,749	2,112,450

		$4,353,045

Biotechnology — 1.5%

AbbVie, Inc.	17,445	$1,400,659

Amgen, Inc.	9,485	1,774,738

Security	Shares	Value

Biotechnology (continued)

Celgene Corp.(1)	6,160	$544,914

Gilead Sciences, Inc.	19,071	1,335,161

Regeneron Pharmaceuticals, Inc.(1)	1,944	834,501

Vertex Pharmaceuticals, Inc.(1)	4,484	856,040

		$6,746,013

Building Products — 0.2%

A.O. Smith Corp.	3,943	$188,712

Allegion PLC	1,855	159,270

Fortune Brands Home & Security, Inc.	9,330	422,649

		$770,631

Capital Markets — 1.5%

Affiliated Managers Group, Inc.	5,891	$618,260

Cboe Global Markets, Inc.	4,121	384,366

Charles Schwab Corp. (The)	22,040	1,030,811

E*TRADE Financial Corp.	11,508	536,963

Invesco Ltd.	39,254	715,208

Morgan Stanley	28,211	1,193,325

Nasdaq, Inc.	7,421	653,345

Raymond James Financial, Inc.	5,176	416,668

S&P Global, Inc.	5,431	1,040,851

		$6,589,797

Chemicals — 1.2%

Albemarle Corp.	1,442	$116,413

CF Industries Holdings, Inc.	6,507	284,031

DowDuPont, Inc.	34,037	1,831,531

Eastman Chemical Co.	7,576	610,777

Ecolab, Inc.	4,269	675,228

FMC Corp.	5,124	408,895

Linde PLC	1,725	281,192

Sherwin-Williams Co. (The)	2,262	953,478

		$5,161,545

Commercial Services & Supplies — 0.1%

Republic Services, Inc.	6,290	$482,506

Rollins, Inc.	2,364	88,035

		$570,541

Communications Equipment — 0.6%

Cisco Systems, Inc.	53,976	$2,552,525

		$2,552,525

7	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Construction & Engineering — 0.1%

Fluor Corp.	4,133	$151,144

Jacobs Engineering Group, Inc.	4,549	294,775

Quanta Services, Inc.	3,788	133,868

		$579,787

Containers & Packaging — 0.2%

Avery Dennison Corp.	3,979	$415,606

Packaging Corp. of America	3,774	355,964

Sealed Air Corp.	8,112	320,424

		$1,091,994

Distributors — 0.1%

LKQ Corp.(1)	9,137	$239,572

		$239,572

Diversified Consumer Services — 0.0%(2)

H&R Block, Inc.	6,471	$152,651

		$152,651

Diversified Financial Services — 1.2%

Berkshire Hathaway, Inc., Class B(1)	22,334	$4,590,530

Jefferies Financial Group, Inc.	24,810	516,296

		$5,106,826

Diversified Telecommunication Services — 1.1%

AT&T, Inc.	83,986	$2,524,619

Verizon Communications, Inc.	39,417	2,170,300

		$4,694,919

Electric Utilities — 0.9%

Alliant Energy Corp.	8,824	$392,403

Entergy Corp.	6,313	563,056

Exelon Corp.	19,609	936,526

NextEra Energy, Inc.	8,062	1,442,937

Pinnacle West Capital Corp.	5,884	518,498

		$3,853,420

Electrical Equipment — 0.2%

Eaton Corp. PLC	13,499	$1,029,299

nVent Electric PLC	2,975	74,434

		$1,103,733

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.3%

FLIR Systems, Inc.	10,664	$521,256

TE Connectivity, Ltd.	11,446	926,554

		$1,447,810

Energy Equipment & Services — 0.3%

National Oilwell Varco, Inc.	20,716	$610,708

TechnipFMC PLC	23,519	539,996

		$1,150,704

Entertainment — 1.0%

Netflix, Inc.(1)	4,575	$1,553,212

Twenty-First Century Fox, Inc., Class B	11,328	555,752

Walt Disney Co. (The)	18,965	2,114,977

		$4,223,941

Equity Real Estate Investment Trusts (REITs) — 1.4%

Alexandria Real Estate Equities, Inc.	4,866	$640,901

American Tower Corp.	6,955	1,202,102

Apartment Investment & Management Co., Class A	10,692	529,468

Duke Realty Corp.	17,835	521,495

Essex Property Trust, Inc.	2,047	555,146

Extra Space Storage, Inc.	3,926	387,143

Host Hotels & Resorts, Inc.	17,060	308,104

Kimco Realty Corp.	16,982	288,864

Macerich Co. (The)	7,031	324,551

Public Storage	3,057	649,674

SL Green Realty Corp.	4,690	433,497

UDR, Inc.	10,043	439,381

		$6,280,326

Food & Staples Retailing — 0.8%

Costco Wholesale Corp.	4,959	$1,064,350

Kroger Co. (The)	18,737	530,819

Sysco Corp.	8,910	568,904

Walmart, Inc.	15,667	1,501,369

		$3,665,442

Food Products — 0.5%

Campbell Soup Co.	8,871	$314,299

Conagra Brands, Inc.	15,284	330,746

Hormel Foods Corp.	12,863	544,362

JM Smucker Co. (The)	5,435	570,023

McCormick & Co., Inc.	4,716	583,086

		$2,342,516

8	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 1.5%

Abbott Laboratories	21,988	$1,604,684

Boston Scientific Corp.(1)	23,382	892,023

Cooper Cos., Inc. (The)	1,487	414,516

Dentsply Sirona, Inc.	8,384	351,709

IDEXX Laboratories, Inc.(1)	2,236	475,776

Intuitive Surgical, Inc.(1)	1,693	886,523

Medtronic PLC	20,032	1,770,629

		$6,395,860

Health Care Providers & Services — 1.7%

Cardinal Health, Inc.	7,043	$351,939

Centene Corp.(1)	5,317	694,241

Cigna Corp.(1)	7,310	1,460,611

CVS Health Corp.	12,157	796,891

DaVita, Inc.(1)	4,911	275,655

Henry Schein, Inc.(1)	6,989	543,045

UnitedHealth Group, Inc.	12,036	3,252,127

		$7,374,509

Hotels, Restaurants & Leisure — 0.8%

McDonald’s Corp.	9,949	$1,778,682

Royal Caribbean Cruises, Ltd.	5,609	673,361

Starbucks Corp.	15,343	1,045,472

		$3,497,515

Household Durables — 0.3%

Garmin, Ltd.	2,621	$181,321

Leggett & Platt, Inc.	3,079	126,116

Mohawk Industries, Inc.(1)	2,182	281,020

Newell Brands, Inc.	16,759	355,458

PulteGroup, Inc.	16,196	450,411

Whirlpool Corp.	1,073	142,719

		$1,537,045

Household Products — 0.8%

Clorox Co. (The)	4,039	$599,307

Procter & Gamble Co. (The)	31,813	3,069,000

		$3,668,307

Industrial Conglomerates — 0.8%

3M Co.	8,590	$1,720,577

General Electric Co.	26,262	266,822

Honeywell International, Inc.	10,733	1,541,581

		$3,528,980

Security	Shares	Value

Insurance — 1.1%

Aflac, Inc.	16,231	$774,219

Arthur J. Gallagher & Co.	7,651	571,606

Assurant, Inc.	3,323	320,304

Everest Re Group, Ltd.	1,571	344,128

Hartford Financial Services Group, Inc.	17,770	833,768

Progressive Corp. (The)	12,829	863,263

Torchmark Corp.	6,661	557,925

Unum Group	12,243	425,567

		$4,690,780

Interactive Media & Services — 2.6%

Alphabet, Inc., Class A(1)	3,132	$3,526,288

Alphabet, Inc., Class C(1)	3,204	3,576,850

Facebook, Inc., Class A(1)	25,354	4,226,258

TripAdvisor, Inc.(1)	3,538	203,010

		$11,532,406

Internet & Direct Marketing Retail — 1.9%

Amazon.com, Inc.(1)	4,337	$7,454,132

Booking Holdings, Inc.(1)	535	980,553

		$8,434,685

IT Services — 2.3%

Accenture PLC, Class A	7,488	$1,149,783

Alliance Data Systems Corp.	1,856	329,607

Global Payments, Inc.	3,090	346,945

International Business Machines Corp.	11,590	1,557,928

Mastercard, Inc., Class A	10,284	2,171,261

PayPal Holdings, Inc.(1)	12,776	1,133,998

VeriSign, Inc.(1)	2,742	464,138

Visa, Inc., Class A	20,129	2,717,616

Western Union Co. (The)	6,053	110,467

		$9,981,743

Life Sciences Tools & Services — 0.4%

PerkinElmer, Inc.	5,742	$519,651

Thermo Fisher Scientific, Inc.	5,244	1,288,293

		$1,807,944

Machinery — 0.7%

Deere & Co.	6,278	$1,029,592

Flowserve Corp.	3,129	137,801

PACCAR, Inc.	10,677	699,557

Pentair PLC	10,565	435,173

Stanley Black & Decker, Inc.	5,241	662,672

		$2,964,795

9	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Media — 0.7%

Comcast Corp., Class A	54,536	$1,994,381

Discovery, Inc., Class A(1)	6,335	179,787

Discovery, Inc., Class C(1)	8,661	230,816

DISH Network Corp., Class A(1)	7,168	219,843

Interpublic Group of Cos., Inc. (The)	4,968	113,022

News Corp., Class A	6,794	87,167

News Corp., Class B	8,717	112,711

		$2,937,727

Metals & Mining — 0.1%

Nucor Corp.	9,087	$556,488

		$556,488

Multi-Utilities — 0.7%

Centerpoint Energy, Inc.	17,448	$539,492

CMS Energy Corp.	14,119	736,165

Dominion Energy, Inc.	5,490	385,618

NiSource, Inc.	17,073	465,751

WEC Energy Group, Inc.	10,356	756,299

		$2,883,325

Multiline Retail — 0.2%

Dollar Tree, Inc.(1)	5,035	$487,539

Kohl’s Corp.	4,977	341,870

Macy’s, Inc.	5,588	146,965

		$976,374

Oil, Gas & Consumable Fuels — 2.4%

Cabot Oil & Gas Corp.	21,553	$537,748

Chevron Corp.	24,462	2,804,568

Devon Energy Corp.	18,469	492,199

Exxon Mobil Corp.	50,514	3,701,666

Hess Corp.	12,824	692,496

HollyFrontier Corp.	8,241	464,298

Marathon Oil Corp.	49,385	779,789

Newfield Exploration Co.(1)	30,897	564,797

ONEOK, Inc.	9,533	612,114

		$10,649,675

Pharmaceuticals — 2.6%

Bristol-Myers Squibb Co.	18,348	$905,841

Eli Lilly & Co.	12,143	1,455,460

Johnson & Johnson	29,386	3,910,689

Merck & Co., Inc.	29,385	2,187,126

Security	Shares	Value

Pharmaceuticals (continued)

Nektar Therapeutics(1)	2,331	$98,694

Perrigo Co. PLC	2,404	111,666

Pfizer, Inc.	68,790	2,920,135

		$11,589,611

Professional Services — 0.3%

Equifax, Inc.	2,588	$276,967

Nielsen Holdings PLC	10,044	257,930

Robert Half International, Inc.	2,728	175,765

Verisk Analytics, Inc.(1)	3,497	410,583

		$1,121,245

Real Estate Management & Development — 0.1%

CBRE Group, Inc., Class A(1)	8,686	$397,385

		$397,385

Road & Rail — 0.6%

J.B. Hunt Transport Services, Inc.	4,441	$475,365

Kansas City Southern	2,916	308,367

Union Pacific Corp.	10,623	1,689,800

		$2,473,532

Semiconductors & Semiconductor Equipment — 1.8%

Broadcom, Inc.	5,328	$1,429,236

Intel Corp.	50,077	2,359,628

KLA-Tencor Corp.	6,598	703,149

NVIDIA Corp.	7,788	1,119,525

Qorvo, Inc.(1)	2,215	144,773

QUALCOMM, Inc.	14,191	702,738

Texas Instruments, Inc.	14,535	1,463,384

		$7,922,433

Software — 3.2%

Adobe, Inc.(1)	6,074	$1,505,259

Intuit, Inc.	850	183,447

Microsoft Corp.	80,719	8,429,485

Oracle Corp.	32,400	1,627,452

Red Hat, Inc.(1)	3,939	700,512

salesforce.com, Inc.(1)	10,617	1,613,465

		$14,059,620

Specialty Retail — 1.0%

CarMax, Inc.(1)	9,412	$553,237

Foot Locker, Inc.	1,891	105,688

10	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail (continued)

Gap, Inc. (The)	10,272	$261,320

Home Depot, Inc. (The)	14,666	2,691,651

L Brands, Inc.	5,793	161,277

Ross Stores, Inc.	6,619	609,742

Tiffany & Co.	1,278	113,397

		$4,496,312

Technology Hardware, Storage & Peripherals — 1.9%

Apple, Inc.	46,502	$7,739,793

NetApp, Inc.	3,814	243,219

Seagate Technology PLC	6,158	272,676

Western Digital Corp.	4,190	188,508

Xerox Corp.	4,717	133,067

		$8,577,263

Textiles, Apparel & Luxury Goods — 0.4%

Capri Holdings, Ltd.(1)	4,016	$170,600

NIKE, Inc., Class B	15,466	1,266,356

Ralph Lauren Corp.,	1,633	189,656

Under Armour, Inc., Class A(1)	7,697	159,636

Under Armour, Inc., Class C(1)	6,050	114,587

		$1,900,835

Tobacco — 0.5%

Altria Group, Inc.	23,780	$1,173,543

Philip Morris International, Inc.	13,555	1,039,940

		$2,213,483

Trading Companies & Distributors — 0.2%

Fastenal Co.	3,445	$208,285

United Rentals, Inc.(1)	2,350	294,361

W.W. Grainger, Inc.	696	205,591

		$708,237

Water Utilities — 0.1%

American Water Works Co., Inc.	5,263	$503,511

		$503,511

Total Common Stocks (identified cost $205,441,787)		$223,544,310

Short-Term Investments — 48.5%

U.S. Treasury Obligations — 47.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills:

0.00%, 3/28/19(3)	$20,000	$19,927,622

0.00%, 6/20/19(3)	20,010	19,826,892

0.00%, 7/18/19(3)	30,880	30,536,382

		$70,290,896

U.S. Treasury Notes:

0.75%, 7/15/19	$10,690	$10,607,946

0.875%, 9/15/19(3)	18,550	18,360,885

1.00%, 10/15/19	23,860	23,604,157

1.00%, 11/30/19	15,000	14,810,742

1.25%, 4/30/19	23,500	23,432,529

1.25%, 8/31/19(3)	25,000	24,818,848

1.375%, 12/15/19	23,700	23,460,685

		$139,095,792

Total U.S. Treasury Obligations (identified cost $209,362,716)		$209,386,688

Other — 0.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(4)	3,709,933	$3,709,933

Total Other (identified cost $3,709,933)		$3,709,933

Total Short-Term Investments (identified cost $213,072,649)		$213,096,621

Total Investments — 99.3% (identified cost $418,514,436)		$436,640,931

Total Written Options — (0.7)% (premiums received $2,417,903)		$(3,076,780)

Other Assets, Less Liabilities — 1.4%		$6,094,229

Net Assets — 100.0%		$439,658,380

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

11	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Portfolio of Investments — continued

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

Written Call Options — (0.6)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	70	$18,928,700	$2,635	2/1/19	$(490,700)

S&P 500 Index	66	17,847,060	2,650	2/4/19	(375,540)

S&P 500 Index	66	17,847,060	2,650	2/6/19	(393,360)

S&P 500 Index	66	17,847,060	2,670	2/8/19	(295,680)

S&P 500 Index	65	17,576,650	2,700	2/11/19	(174,525)

S&P 500 Index	68	18,387,880	2,690	2/13/19	(245,820)

S&P 500 Index	70	18,928,700	2,755	2/15/19	(70,350)

S&P 500 Index	74	20,010,340	2,715	2/19/19	(196,840)

S&P 500 Index	73	19,739,930	2,720	2/20/19	(183,960)

S&P 500 Index	75	20,280,750	2,750	2/22/19	(117,000)

S&P 500 Index	70	18,928,700	2,720	2/25/19	(201,950)

S&P 500 Index	58	15,683,780	2,760	2/27/19	(88,450)

Total					$(2,834,175)

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	70	$18,928,700	$2,395	2/1/19	$(175)

S&P 500 Index	75	20,280,750	2,430	2/4/19	(562)

S&P 500 Index	75	20,280,750	2,430	2/6/19	(1,125)

S&P 500 Index	75	20,280,750	2,440	2/8/19	(2,625)

S&P 500 Index	75	20,280,750	2,435	2/11/19	(4,313)

S&P 500 Index	75	20,280,750	2,455	2/13/19	(9,000)

S&P 500 Index	75	20,280,750	2,560	2/15/19	(32,625)

S&P 500 Index	75	20,280,750	2,505	2/19/19	(22,500)

S&P 500 Index	57	15,413,370	2,500	2/20/19	(18,525)

S&P 500 Index	83	22,444,030	2,555	2/22/19	(55,195)

S&P 500 Index	67	18,117,470	2,520	2/25/19	(35,510)

S&P 500 Index	62	16,765,420	2,570	2/27/19	(60,450)

Total					$(242,605)

12	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Statement of Assets and Liabilities

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $414,804,503)	$432,930,998

Affiliated investment, at value (identified cost, $3,709,933)	3,709,933

Dividends receivable	248,633

Interest receivable	414,881

Dividends receivable from affiliated investment	19,136

Receivable for investments sold	3,682,691

Receivable for Fund shares sold	5,324,088

Total assets	$446,330,360

Liabilities

Written options outstanding, at value (premiums received, $2,417,903)	$3,076,780

Payable for investments purchased	3,068,505

Payable for Fund shares redeemed	292,783

Payable to affiliate:

Investment adviser and administration fee	139,182

Accrued expenses	94,730

Total liabilities	$6,671,980

Net Assets	$439,658,380

Sources of Net Assets

Paid-in capital	$433,658,136

Distributable earnings	6,000,244

Total	$439,658,380

Institutional Class Shares

Net Assets	$439,658,380

Shares Outstanding	40,585,419

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.83

13	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Statement of Operations

Investment Income	Year Ended January 31, 2019

Dividends	$3,166,141

Dividends from affiliated investment	219,890

Interest	3,147,259

Total investment income	$6,533,290

Expenses

Investment adviser and administration fee	$1,290,065

Trustees’ fees and expenses	18,046

Custodian fee	138,145

Transfer and dividend disbursing agent fees	55,454

Legal and accounting services	65,937

Printing and postage	17,497

Registration fees	65,728

Miscellaneous	20,484

Total expenses	$1,671,356

Net investment income	$4,861,934

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(6,662,789)

Investment transactions — affiliated investment	(513)

Written options	(857,560)

Net realized loss	$(7,520,862)

Change in unrealized appreciation (depreciation) —

Investments	$3,387,923

Investments — affiliated investment	(822)

Written options	(350,083)

Net change in unrealized appreciation (depreciation)	$3,037,018

Net realized and unrealized loss	$(4,483,844)

Net increase in net assets from operations	$378,090

14	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended January 31, 2019	Period Ended January 31, 2018(1)

From operations —

Net investment income	$4,861,934	$1,080,463

Net realized loss	(7,520,862)	(4,013,204)

Net change in unrealized appreciation (depreciation)	3,037,018	14,430,600

Net increase in net assets from operations	$378,090	$11,497,859

Distributions to shareholders(2)	$(4,589,694)	$(912,813)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$362,151,763	$216,359,045

Net asset value of shares issued to shareholders in payment of distributions declared	3,283,866	873,797

Cost of shares redeemed	(116,156,718)	(33,226,815)

Net increase in net assets from Fund share transactions	$249,278,911	$184,006,027

Net increase in net assets	$245,067,307	$194,591,073

Net Assets

At beginning of period	$194,591,073	$—

At end of period	$439,658,380	$194,591,073 (3)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)

For the period ended January 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(3)	Includes accumulated undistributed net investment income of $47,369 at January 31, 2018. The requirement to disclose the corresponding amount as of January 31, 2019 was eliminated.

15	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Financial Highlights

	Institutional Class
	Year Ended January 31, 2019	Period Ended January 31, 2018(1)

Net asset value — Beginning of period	$11.020	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.165	$0.104

Net realized and unrealized gain (loss)	(0.226)	0.974

Total income (loss) from operations	$(0.061)	$1.078

Less Distributions

From net investment income	$(0.129)	$(0.058)

Total distributions	$(0.129)	$(0.058)

Net asset value — End of period	$10.830	$11.020

Total Return(3)	(0.55)%	10.79	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$439,658	$194,591

Ratios (as a percentage of average daily net assets):

Expenses	0.52%	0.55	%(4)(6)

Net investment income	1.50%	1.00	%(6)

Portfolio Turnover	55%	26	%(5)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

16	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Volatility Risk Premium — Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

17

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended January 31, 2019 and the period ended January 31, 2018 was as follows:

	Year Ended January 31, 2019	Period Ended January 31, 2018

Ordinary income	$4,589,694	$912,813

During the year ended January 31, 2019, distributable earnings was decreased by $262,325 and paid-in capital was increased by $262,325 due to the Fund’s use of equalization accounting and differences between book and tax accounting for investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Deferred capital losses	$(11,992,674)

Net unrealized appreciation	$17,992,918

At January 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $11,992,674 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2019, $10,423,109 are short-term and $1,569,565 are long-term.

18

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$418,648,013

Gross unrealized appreciation	$19,925,362

Gross unrealized depreciation	(1,932,444)

Net unrealized appreciation	$17,992,918

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the year ended January 31, 2019, the investment adviser and administration fee amounted to $1,290,065 or 0.40% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.55% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM and Parametric reimbursed no expenses for the year ended January 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2019, EVM earned $21,490 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $215,952,035 and $88,214,356, respectively, for the year ended January 31, 2019.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Year Ended January 31, 2019	Period Ended January 31, 2018(1)

Sales	33,112,331	20,659,414

Issued to shareholders electing to receive payments of distributions in Fund shares	303,219	80,386

Redemptions	(10,481,974)	(3,087,957)

Net increase	22,933,576	17,651,843

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

19

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Notes to Financial Statements — continued

6 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Portfolio of Investments. At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premium received from writing options can offset the equity risk premium foregone.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative(1)

Written options	$	—	$(3,076,780)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended January 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(857,560)	$(350,083)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the year ended January 31, 2019, which is indicative of the volume of this derivative type, was 1,188 contracts.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2019.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

20

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$223,544,310 *	$—	$—	$223,544,310

Short-Term Investments —

U.S. Treasury Obligations	—	209,386,688	—	209,386,688

Other	—	3,709,933	—	3,709,933

Total Investments	$223,544,310	$213,096,621	$—	$436,640,931

Liability Description

Written Call Options	$(2,834,175)	$—	$—	$(2,834,175)

Written Put Options	(242,605)	—	—	(242,605)

Total	$(3,076,780)	$—	$—	$(3,076,780)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

21

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Volatility Risk Premium - Defensive Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended January 31, 2019 and for the period from the start of business, February 9, 2017, to January 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2019, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended January 31, 2019 and for the period from the start of business, February 9, 2017, to January 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended January 31, 2019, the Fund designates approximately $2,922,658, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2019 ordinary income dividends, 57.65% qualifies for the corporate dividends received deduction.

23

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	12,632,117	1,900

Keith Quinton	12,632,117	1,900

Marcus L. Smith	12,632,117	1,900

Susan J. Sutherland	12,632,117	1,900

Scott E. Wennerholm	12,632,117	1,900

Results are rounded to the nearest whole number.

24

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

25

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

26

Parametric

Volatility Risk Premium - Defensive Fund

January 31, 2019

Management and Organization — continued

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

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24691    1.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Emerging Markets Debt Fund, Parametric Emerging Markets Fund, Parametric International Equity Fund and Parametric Volatility Risk Premium - Defensive Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal periods ended January 31, 2018 and January 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Emerging Markets Debt Fund Fiscal Period Ended*	1/31/19
Audit Fees	$37,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$16,000
All Other Fees(3)	$0

Total	$53,050

*	This fund commenced operations on May 1, 2018.

Parametric Emerging Markets Fund Fiscal Years Ended	1/31/18	1/31/19
Audit Fees	$80,670	$80,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,235	$36,008
All Other Fees(3)	$0	$0

Total	$98,905	$116,678

Parametric International Equity Fund Fiscal Years Ended	1/31/18	1/31/19
Audit Fees	$36,910	$36,910
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,549	$15,124
All Other Fees(3)	$0	$0

Total	$51,459	$52,034

Parametric Volatility Risk Premium — Defensive Fund Fiscal Period Ended *	1/31/18	1/31/19
Audit Fees	$37,050	$37,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,100	$18,825
All Other Fees(3)	$0	$0

Total	$57,150	$55,875

*	This fund commenced operations on February 9, 2017.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, July 31*, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/17	8/31/17*	9/30/17	10/31/17	12/31/17	1/31/18	2/28/18	9/30/18	10/31/18	12/31/18	1/31/19
Audit Fees	$25,850	$48,950	$99,675	$571,663	$105,320	$154,630	$25,850	$99,625	$621,075	$105,320	$191,680
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$9,744	$12,420	$25,606	$351,829	$63,439	$52,884	$9,890	$28,606	$430,938	$65,089	$85,957
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$35,594	$61,370	$125,281	$923,492	$168,759	$207,514	$35,740	$128,231	$1,052,013	$170,409	$277,637

*

As of 12/15/2017, no Series in the Trust had an August 31 fiscal year end. .Information is not presented for fiscal years ended 7/31/18 and 8/31/18, as no Series in the Trust with such fiscal years end were in operation during such period.

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/17	8/31/17*	9/30/17	10/31/17	12/31/17	1/31/18	2/28/18	9/30/18	10/31/18	12/31/18	1/31/19
Registrant(1)	$9,744	$12,420	$25,606	$351,829	$63,439	$52,884	$9,890	$28,606	$430,938	$65,089	$85,957
Eaton Vance(2)	$46,000	$148,018	$148,018	$148,018	$148,018	$148,018	$148,018	$126,485	$126,485	$126,485	$126,485

*

As of 12/15/2017, no Series in the Trust had an August 31 fiscal year end. Information is not presented for fiscal years ended 7/31/18 and 8/31/18, as no Series in the Trust with such fiscal years end were in operation during such period.

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019